Exhibit 99.17

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300177114	72e176e8-66e4-4766-bd21-3599c93d48b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure within the loan file is not signed by the borrowers.	06/10/2016: disclosure	06/10/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300177114	3805b1ab-7183-49d8-a3ec-f1d0d8715968	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was dated XX/XX/XXXX and the application date is XX/XX/XXXX.	06/10/2016: HUD Homeownership Counseling Disclosure	06/10/2016: Audit review of HUD Homeownership Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300177114	66a007f0-7137-4155-a128-4e9e0f320634	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The Section B on C.D. exceeds the LE fee variance,the XX% of $XXX.XX is $XX.XX ($XXX.XX on LE)which is not supported by a C.O.C.	06/14/2016: Attached is COC with appraisal fees completed XX/XX/XXXX: Attached is COC for appraisal fee
06/16/2016: Received revised CD with information corrected along with LOE to borrower and proof of mailing. Loan will be graded a B. Condition cleared. 06/16/2016: Received letter to borrower and copy of refund check for $XXX.XX, however revised CD and proof of shipment not provided. Condition remains.06/14/2016: Audit review CoC and determined invalid reason for CoC. Additionally audit reviewed LE & CD and determined that LE did not disclose Appraisal Fee, instead LE disclosed Appraisal Review / 2nd Appraisal Fee. Because Appraisal fee was not disclosed to borrower and appraisal fee is XXXX tolerance fee, $XXX refund is due to borrower. Condition remains. 06/13/2016: Audit reviewed COC submitted, and has determined that "Appraisal Fee" field for "Current Value" and "New Value" were not completed. Condition remains.

300177114	95f41675-5a0c-46bc-a5fb-b7d789ee5a46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Total of Payments is not accurate	The CD dated XX/XX/XXXX reflected total of payments as $XXX,XXX.XX. The actual total of payments is $XXX,XXX.XX, an under-calculation of $XX.XX.	Attached isX/XX CD showing the total payments as XXX,XXX.XX. Not sure where XXX,XXX.XX came from	06/16/2016: Audi reviewed and determined that TOP is accurate. Condition rescinded.
300177114	df23c743-fce2-4652-9694-07d2c45003cb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The Contact information listed on the CD is missing the license number for the settlement provider.	06/13/2016: Attorneys are not required to be licensed in CA
06/13/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. State does not require settlement provider to have a licence number. Condition cleared.06/08/16: Lender provided the CD dated 03/17/16 which is missing the Settlement Agent and Contact NMLS/License ID. Condition maintained.

300177114	888c714a-18fc-4fd4-a4ce-02bea5d814ec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing updated W.L.S.P. for service charges added to Borrower DID SHOP Fee (Section C) charges on revised L.E.	The W.L.S.P. within the loan file is missing the costs for each service listed.		06/02/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300177114	042f0547-d833-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
 Final CD does not reflect amount in the Estimated Taxes, Insurance & Assessments or In Escrow question answered. Additionally, Loan Disclosures section does not reflect any amount in the No Escrow-Estimated Property Costs over Year 1 section.
06/16/2016: Received revised CD with information corrected along with LOE to borrower and proof of mailing. Loan will be graded a B. Condition cleared.
300177114	20753be5-d833-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Loan Estimate document error	LE does not reflect any amount in Estimated Taxes , Insurance & Assessments section.		06/16/2016: Estimated Taxes, Insurance & Assessments accuracy is non-material. Loan will be graded a B for all agencies.
300177114	3e7d4c40-2c28-e611-86f5-d8d385e0a8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		06/09/16: Lender provided the CDA dated XX/XX/XXXX with a value of $X,XXX,XXX.XX which is a -X.X% variance. Condition Cleared.
300433657	30388e24-dc3b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance	Missing Blanket Condo hazard insurance policy confirming sufficient coverage.	05/23/2017: Condo ins
05/23/2017: Audit reviewed the (blanket) Master Hazard Insurance Policy, and has determined that the documentation submitted is deemed acceptable. Sufficient coverage was reflected on said policy. Condition cleared.

300433657	4bb52e61-e63b-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A XXXXX CDA report was not provided in file.	05/31/2017: CDA	05/31/2017: A CDA report reflecting a value $XXX,XXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300460182	9aa1fd57-3556-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
06/26/17: Lender provided a copy of the third party fraud report. All outstanding issues addressed. Condition cleared.
 DTI is lower than guideline maximum UW Guides require dti OF 43%, loan qualified with DTI of 39.76%; FICO is higher than guideline minimum Borrower has a high qualifying FICO of 790; Reserves are higher than guideline minimum Borrower has 15.67 years on job

300460182	2eac6731-33af-4acf-af67-b7b025b19fdf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The County Deed Tax in section E of the final Closing Disclosure is paid to Other and is missing the name of government entity.		06/26/17: Lender provided the corrected CD, and LOE to the borrower. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides require dti OF 43%, loan qualified with DTI of 39.76%; FICO is higher than guideline minimum Borrower has a high qualifying FICO of 790; Reserves are higher than guideline minimum Borrower has 15.67 years on job

300460182	ac6bfd4f-18c8-4865-a52e-b5b7165ec0cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	APR on Final Closing Disclosure is inaccurate in relation to previous initial disclosure(s)-No evidence of further re-disclosure in file (APR<0.125 variance-Over disclosed).		06/22/2017: This is non-material issue for over-disclosure. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides require dti OF 43%, loan qualified with DTI of 39.76%; FICO is higher than guideline minimum Borrower has a high qualifying FICO of 790; Reserves are higher than guideline minimum Borrower has 15.67 years on job

300460182	84255c3d-5357-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the Closing Disclosure is missing the name of government entity.		06/26/17: Lender provided the corrected CD, and LOE to the borrower. Loan will be graded a B.
 DTI is lower than guideline maximum UW Guides require dti OF 43%, loan qualified with DTI of 39.76%; FICO is higher than guideline minimum Borrower has a high qualifying FICO of 790; Reserves are higher than guideline minimum Borrower has 15.67 years on job

300472201	82515751-8883-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes on fist property listed in the Schedule of Real Estate Owned on final application not provided. Additional conditions may apply.	Tax Bill reflects $X,XXX.XX annual taxes for property in XXX County. Matched tax bill to Public Records showing annual taxes for property are $XXXX.
08/23/2017:  Audit reviewed documentation provided and it is deemed acceptable.  Condition cleared.08/23/2017:  Pending management review08/22/2017:  Audit reviewed tax bill in original loan file and Lender's rebuttal.  Tax bill provided in file does not reflect an address, legal description or owner name.  Public records provided are dated post consummation.  QM does not allow post documentation.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.29%

300472201	bd868053-ec3a-4622-9d23-4d27faed7674	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the final CD with no indication of a valid COC to account for the $XX.XX decrease in the credit.
															Attached please find the COC showing the lender credit reduced to $XXXX.XX due to the principal balance reduction	08/22/2017: Received change in circumstance lowering loan amount and lender credit. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.29%

300472201	c33e4e44-2784-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Survey Endorsement fee in section H of the final Closing Disclosure should be in section C with the other Title service fees. The borrower selected their own service provider.  Those fees should be reflected in section C.  Provided corrected CD and LOE to the borrower.
08/23/2017: Received explanation letter and post consummation CD reflecting Title - Survey Endorsement in Section C. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.29%

300472201	1440c1af-2684-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F is missing the name of the service provider. Provide corrected CD and letter of explanation to the borrower.		08/23/2017: Received explanation letter and post consummation CD reflecting Payee in Section F. Condition cleared. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.58%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 774; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 67.29%

300472324	589be9d1-987e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing mortgage statement for reo #1 on the loan application. DTI must be recalculated.	The mortgage on the property was paid off and closed at closing for the subject transaction. Please refer to the payoffs and the CD	08/14/2017: Audit reviewed Lender's rebuttal and agrees. The payoff is in the original loan file, page XX, and the payoff is reflected on the CD. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 61.66%

300472324	a0bba944-207e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing AUS results	DU is missing from the loan file.	Per UW guidelines no AUS is required.	08/14/2017: Audit reviewed Lender's rebuttal and agrees. AUS findings are not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 61.66%

300472324	193cae25-207e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing rate lock verification	The rate lock agreement is missing from the loan file.	This is item #5 in the multi-disclosures package that is in the file. Please clear	08/14/2017: Audit reviewed Lender's rebuttal and agrees. Rate lock was located on page 308 of the original loan file. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 61.66%

300472324	7995bf51-a17e-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for at the time of initial LE. (No Tolerance Violation).		Item is deemed non-material rated EV2.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 61.66%

300472324	fdca7b0e-4948-4202-9086-9ee6273df2f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	Per SFIG - Outside of Scope.		Per SFIG - Outside of Scope.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 32.2 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 61.66%

300501768	9040414d-e664-e711-bbc0-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explation to the Borrower.		07/09/2017: Post close CD dated XX/XX/XXXX reflects payee. Loan will be graded a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.62%; Years Self Employed Borrower has 5 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 months reserves

300555380	2ceab5ea-9699-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau along with a phone listing and address for the business as required per UW guidelines.

09/20/2017:  A VOE for businesses where income was not used to qualify including negative income is not required. Condition cleared.09/18/2017:  Received Google search and WVOE  for borrower's current employer. Missing verification of Borrower's Schedule C consulting business. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779

300555380	d6e9b44c-9599-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Lender Guidelines and Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  File is missing a gap letter from XX/XX/XXXX through XX/XX/XXXX.
09/28/2017: gap letter
09/28/2017: Audit reviewed Gap Letter for time between XX/XX/XXXX through XX/XX/XXXX, and has determined that the documentation was submitted PRIOR to consummation and is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779

300555380	b84bfb33-319a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The "Application Fees" and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
09/15/2017: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779

300555380	5dfe8017-147e-4f45-be03-d834e4b4c71d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is missing required data under the Loan Disclosures section for the field titled Escrow. The Field titled: Will not have an escrow account is checked, however reason is not marked.    Provide re-disclosed CD and letter of explanation.
09/18/2017: Received explanation letter and post consummation CD correcting escrow section. Condition cleared. Loan will be rated a B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 40.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.23%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779

300555758	3ee3fb00-8883-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Mortgage/deed of trust legal description information	Missing attached legal description information for the Mortgage/Deed.
08/24/2017:  Received Deed of Trust with Exhibit A, legal description.  Condition cleared.08/23/2017:  Received Deed of Trust with Schedule "A" which states see attached Exhibit "A".  Exhibit A is not attached.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 23 years Self Employed

300555758	0cd87dc7-4d7c-4cc4-b115-88c520ea95b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation.  No Cure.
08/23/2017: Received evidence both borrowers acknowledged CD. Timing requirement met. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 23 years Self Employed

300555758	53137b9f-fabd-44b9-a0af-21c405730173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Services borrower did shop fees in Section C and Section E recording fees are subject to XX% tolerance when the borrower chose a service provider listed on the WLSP.  LE dated XX/XX/XXX reflects a fee total of $X,XXX(X,XXX.XX at XX%) with no resulting COC for any subsequent disclosures.  Final CD reflects a fee total of $X,XXX for a variance/refund required of $X.XX to meet XX% threshold.
08/20/2017: A RESPA Section C and Section E charge cure of $X.XX was on the final CD. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 50 months payment history with no late payments reported; Years Self Employed Borrower has 23 years Self Employed

300567876	cac991b1-5c92-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated XX/XX/XXXX Contact Information section is incomplete. The Settlement Agent license number is missing. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300571447	b04b351a-2788-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
08/23/2017: Breach deemed non-material. Loan will be graded a B for all agencies.
300590901	8a080075-b4e9-4b0b-a4d9-da71f552c7c5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Missing Note	09/26/2017: note	09/26/2017: Audit reviewed the executed Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
300601497	0ea78481-b694-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient Reserves
X.XX < 6 mos required, per lender.  Assets verified of $XX,XXX.XX is not sufficient for the subject.  The borrower's 401K reserves was calculated at $XX,XXX.XX vs. the actual amount from the XX/XX/XXXX statement of $XX,XXX.XX.  Provide an updated statement to support the higher value.  Additional conditions may apply.
															09/26/2017: see attached email from Investor granting exception	09/27/2017: Audit acknowledges the client approved exception for short Reserves. Loan will be rated a B.09/26/2017: Request a follow up from Client.09/13/2017: Pending Client exception review.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766; Years in Field Borrower has 7 years in Field

300601497	2f469564-c694-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < XX X/X years old and  verification of the down payment for a purchase.  The loan file is missing terms and conditions of withdrawal from the co-borrower's 401K.
09/13/2017: Received terms of 401K withdrawal. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766; Years in Field Borrower has 7 years in Field

300612712	adfb3a6f-a8f2-47a9-ad9a-46ea1584e2b5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure from the Lender and the broker.		09/15/2017: Received attestation no affiliates. Condition cleared.
300612725	ba35ccfe-0394-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor’s Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	10/03/2017: Parcel number
10/03/2017: Audit re-analyzed all pertinent documentation, and has determined that the Master parcel is listed on both Title and Appraisal, as well as the condo parcel number.  The Mortgage lists the condo parcel number. Condition cleared. 09/15/2017:  Received evidence that parcel # on title and mortgage are correct.  Please provide corrected appraisal.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Years Self Employed Borrower has 26 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported

300612725	c0633818-0a94-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $XXXXXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Years Self Employed Borrower has 26 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported

300612725	fd3aa5c1-189a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided. Incident date XX/XX/XXXX.	09/27/2017: PDI	09/27/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Years Self Employed Borrower has 26 years Self Employed; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 73 months payment history with no late payments reported

300612729	da19b6b3-4e93-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal is missing.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $XXXXXXX.XX, which is a X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300612729	6cbac42c-1c9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided. Incident date XX/XX/XXXX.	09/27/2017: PDI	09/27/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
300616156	6049fa1b-c5c6-478d-a0c4-915b6548068c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “processing Fees” and “application fees” and “underwriting fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300616156	6e19e3ce-fe9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Transfer Taxes in section E of the final Closing Disclosure is missing the name of the government entity.		Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300616156	879dd3d9-fd9d-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.
09/27/2017 (revised): A CDA report reflecting a value $X,XXX,XXX.XX, which is a -X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.09/21/2017: CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.

300628286	118af996-f893-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Missing evidence of Property Taxes for the first and second properties listed on the final application	09/27/2017: mortgage statement attached including taxes and insurance and separate HOA
09/27/2017: Audit reviewed taxes for property 1, and has determined that verification of escrows, for taxes and insurance, via Mortgage Statement was provided.  HOA monthly statement also provided. All documentation submitted is deemed acceptable. Condition cleared. 09/15/2017:  Received evidence of property taxes for property #2.  Evidence of property taxes for property #1 provided.  Condition remains.

 Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 27.4 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 21.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807

300628286	2480ebaa-f893-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of Insurance for the first and second properties listed on the final application	09/27/2017: mortgage statement attached including taxes and insurance and separate HOA
09/27/2017: Audit reviewed insurance for property 1, and has determined that verification of escrows, for taxes and insurance, via Mortgage Statement was provided.  HOA monthly statement also provided. All documentation submitted is deemed acceptable. Condition cleared.09/15/2017:  Received evidence of insurance for property #2.  Evidence of insurance for property #1 not provided.  Condition remains.

 Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 27.4 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 21.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807

300628286	0f9fcb14-0c9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Added X/XX/XXXX. Missing evidence of HOA dues for property #1. Final application reflects HOA dues.		09/18/2017: Received evidence of HOA dues. Condition cleared.
 Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 27.4 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 21.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807

300628286	576a2344-243c-4daf-b36a-4b167e1ab116	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeowner ship Counseling Disclosure not provided within 3 days of application		09/15/2017: Received evidence Borrower was provided with the HUD Homeownership Counseling Disclosure within 3 days of application date. Condition cleared.
 Reserves are higher than guideline minimum  UW Guides require 6 months reserves, loan qualified with 27.4 months reserves; DTI is lower than guideline maximum  UW Guides maximum DTI of 43%, loan qualified with DTI of 21.98%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 807

300628291	a977bd26-0fd7-43a9-94df-dba68b657e2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
09/15/2017: Proof of electronic delivery, response and e-consent
09/15/2017: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

300628291	e60a1fa1-0a94-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $XXXXXXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300628292	aa5efb69-d193-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Condo Questionnaire	File is missing the Condo Questionnaire.	09/22/2017: Providing questionnaire from Lender.
09/22/2017: Audit reviewed the Condominium full project review questionnaire, and has determined that a full review was performed as required by Lender guidelines. Documentation submitted is deemed acceptable Condition cleared. 09/14/2017:  Received project status report.  Condo questionnaire not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.53%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 80.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300628292	60717daf-8d94-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	LTV Exceeds Guideline Limit
Contract reflect sellers credit of $XXXXX that will be deposited into separate account at closing for future renovations. Credit is considered seller concessions increasing the LTV/CLTV to XX.XX% based on the actual sales price $XXXXXX minus $XXXXXX. (page 1108 & 1286)

Loan Approval page 1277- $XXk for renovations not a benefit or concession to buyer but considered as required repairs unable to be completed by seller prior to close. Adhere to XX% LTV no exception needed.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.53%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 80.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300628292	a6daaffb-a3ac-4637-bd26-40b205841684	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The Final CD dated is missing required data under the Loan Disclosures section for the field(s) titled will not have an escrow account because: you declined it or your lender does not offer one. One of these options should to be selected.  Provide re-disclosed CD and letter of explanation.
09/07/2017: Finding deemed non-material and will be graded a X for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.53%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 80.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300628293	ceefe570-f493-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	The H6 XXXX XX policy reflects incorrect address for the subject property.	09/29/2017: revised Hazard
09/29/2017: Audit reviewed corrected Hazard Insurance Declaration page, and has determined that the documentation submitted reflects the correct subject property address and is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum U/W guides require 12 months reserves; loan qualified with 27.70 months reserves; DTI is lower than guideline maximum U/W guides maximum DTI of 43%, loan qualifed with DTI of 39.67%; FICO is higher than guideline minimum U/W guides require FICO of 720, loan quaifed with FICO of 770

300628293	745229a3-f193-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review appraisal is missing.		09/14/2017: CDA provided reflecting a value of $XXXXXXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum U/W guides require 12 months reserves; loan qualified with 27.70 months reserves; DTI is lower than guideline maximum U/W guides maximum DTI of 43%, loan qualifed with DTI of 39.67%; FICO is higher than guideline minimum U/W guides require FICO of 720, loan quaifed with FICO of 770

300628295	f0797097-b794-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $XXXXXXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300628295	f238e395-1e9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided. Incident date XX/XX/XXXX.	10/10/2017: PDI	10/10/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
300628298	43e1f4b8-1d9a-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	313 - Property in Disaster Area	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided. Incident date XX/XX/XXXX.	09/27/2017: PDI	09/27/2017: Audit reviewed Post Disaster Inspection, and has determined that the property was visible and the report reflects "no damage" to the subject property. Condition cleared.
300628298	9aa3b759-ee93-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.	09/11/2017: CDA	09/11/2017: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300628300	092cce65-5e08-429e-ae06-29755fb6d248	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	New creditor refinance transactions require form H-8.
11/08/2017: hi, please see attached. thank you11/02/2017: hi, we have been instructed to use the H-9 Notice of Right to Cancel on all Refi’s for HF-1 Investor. Can you please escalate this item and advise? thank you,

11/08/2017: Audit received the Notification of error, reopened rescission, evidence of shipment and RTC with corrected form H8. The loan is out of the rescission period, rescission expired on XX/XX/XXXX. Condition cleared and loan will be rated a Fitch B.11/03/2017: Audit consulted with Compliance, and has determined that the use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). Loan file contained no evidence that this was a same lender refinance based on the Title, Credit Report and CD payoff. Provide notification of error, reopened rescission, evidence of shipment and correct Right To Cancel on form H-8. Condition remains.    11/02/2017: Escalated to Compliance for further review. Pending decision.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years Self Employed Borrower has 11 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15 months reserves.

300628300	ee63f755-1906-4322-b0bb-bb8ba1acbbc5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.	11/02/2017: hi, please see attached. thank you,	11/02/2017: Audit reviewed executed Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years Self Employed Borrower has 11 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15 months reserves.

300628300	876a2e56-75ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
10/30/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years Self Employed Borrower has 11 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15 months reserves.

300628300	d604830c-18af-447a-81ab-c3e6c297113a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects no fee disclosed for Appraisal Review with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects an Appraisal Review Fee of $XXX resulting in a $XXX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/26/2017: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years Self Employed Borrower has 11 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15 months reserves.

300628300	f424b677-75ba-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The CD in file is missing the Deed of Trust Recording Fee. Settlement fees must all be disclosed to the consumer regardless of who pays them.	11/02/2017: HI, When using title company the recording fee is always paid by others and lender never list the fee on the Final CD. thank you,
11/02/2017: Audit reviewed the Lender Rebuttal, and has determined that the fee is required to be designated paid by other on the final CD. The client has adopted SFIG guidance, therefore loan will be graded a B.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years Self Employed Borrower has 11 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15 months reserves.

300628300	1f2d314d-3c49-4840-8963-3c49d64683cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The loan disbursed prior to the midnight, XX/XX/XXXX rescission expiration.	11/02/2017: hi, please see attached final cd reflecting disbursement date of XX/XX/XXXX	11/02/2017: Audit reviewed Post Funding CD, and has determined that the true disbursement date was AFTER rescission expiration date. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767.; Years Self Employed Borrower has 11 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 15 months reserves.

300634767	76c668cc-7ebd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing verbal verification of employment	A verbal verification of employment verification (VVOE) within 10 days prior to the note date as required by lender's guidelines was not provided for borrower.		11/02/2017: Received verification of employment dated within 10 business days prior to the note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741

300634767	f7e403eb-7fbd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated 10/03/2017. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
11/02/2017: Received evidence borrower received initial CD. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741

300634767	bd804280-7fbd-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes ere collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
10/30/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741

300634797	85306489-c691-4368-aaed-d628ae4bced3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The CD is missing required data under the General Information section for the field titled Seller’s Name and Address is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300645986	3db3c54a-ddc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	11/09/2017: Please note the appraisal was uploaded X/XX.	11/09/2017: Audit reviewed Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 6.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 30.86%

300645986	9b94b242-fdc3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The XX dated XX/XX/XXXX reflects the Estimated Cash to Close of $X,XXX,XXX versus the XXXXX Closing Disclosure reflects the Estimated Cash to Close of $,XXX,XXX. Provide a corrected XX.		11/07/2017: A Post Close CD corrected the Estimated Cash to Close. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 6.69%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 755; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 30.86%

300647929	fde3cd42-c9cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrowers' business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  The file is missing the name and title of the person confirming employment, the date of call and the source of the phone number.
															12/04/2017: We respectfully request an exception for the above captioned condition. This is not an appendix Q issue and the underwriters have been given guidance to require this in the future.	12/04/2017: Audit acknowledges the client approved guideline exception. Loan will be rated a B.12/04/2017: Exception is pending review from client.
 Reserves are higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 774; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38%

300647929	6476b339-c9cb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	Credit report in file did not match the debts on the final application. An updated credit report is missing from the loan file. Additional conditions may apply.
12/04/2017: The credit report that is pulled is a single bureau report. Any time the payment is greater on that report, the UW will update that amount to the system so they are qualifying at the higher debt
12/04/2017: Audit reviewed the Lender Rebuttal, and has determined that the debts listed on 1003 reflect higher balances. Lender utilized worse case scenario. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 774; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38%

300647929	3025e6ce-cbcb-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure was paid to the service provider (reimb);; however if should be paid to the broker/lender FBO and service provider.  Provide a corrected CD and LOE to the borrower.
11/17/2017: This is deemed non-material. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 774; DTI is lower than guideline maximum UW Guides require 6 months reserves, loan qualified with 37.80 months reserves; FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 38%

300652199	4aec1cbb-c3f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		01/16/2018: Received post disaster inspection reflecting no damage. Condition cleared.
300657968	9b968dd6-5e7c-47d2-aa70-0badc6a159ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees” and “Lender Fees” paid to the Lender reflected in Section A of the final Closing Disclosure should be itemized.  Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges”, and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in Section 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300657968	117c1d96-70f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300657968	946f0aac-70f2-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal Fee paid before closing of $XXX.XX with an additional Appraisal Fee paid at closing of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
Final CD reflects sufficient cure for tolerance violation
300665778	a76cc20b-bade-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.		12/21/2017: Received executed closure letter. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 768; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 22.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.10%

300674676	564542d8-f32c-4f04-8fba-0d8054e4226c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE's  reflects an Appraisal fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an Appraisal fee of $XXXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
1/12/18: Final CD shows a sufficient tolerance cure in the amount of $XXX.XX. Loan will be graded a B for all agencies.
300674676	531bad14-b0f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided
01/16/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.01/16/2018:  Received Lender's CDA and appraisal.  Pending CDA provided by Client.  Condition remains.

300709920	b1d586cd-500b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300709920	62b206f5-a89b-45a3-825f-e42f59168f39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX does not reflects a second appraisal with no resulting Coco for any subsequent disclosures. The final CD reflects a second Appraisal fee of $XXX resulting in a $XXX refund due for cure. Cure provided per lender credit on final CD
02/06/2018: Final CD shows a sufficient tolerance cure in the amount of $XXX. Loan will be graded a B for all agencies
300709920	3e48f564-6c0b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure indicates Final Closing Costs Financed, as $X.XX The correct amount should be $X,XXX.XX.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300710822	bbd51aac-1ef7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
The CPA letter in file does not document the Borrowers' percentage of ownership for business #2 on page 7 of the final loan application.  The borrower's interest is required for proper rental income calculations.  Additional conditions may apply.
01/22/2018: business docs
01/22/2018: Audit reviewed the borrower's LOE, as well as XXXX Tax Returns within the loan, and has determined that the borrower recorded all rental income for both properties on their Schedule E individual Tax Returns. The LLC formed in XXXX to house the two rental properties was not active until deed was recorded and notice was received from their attorney late XXXX. Rental income was not attached to the LLC until XXXX. YTD XXXX Profit & Loss and Balance Sheet were provided. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.69%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751

300710822	9fbc8344-1cf7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #A, and B located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
01/23/2018: Rental income for property#1 was removedXX/XX/XXXX: lease
01/23/2018: Audit reviewed the Lender Rebuttal, and has determined that after the removal of rental income for REO #1, the DTI is XX.XX% which still meets guideline requirements. Condition cleared.  01/22/2018: Audit reviewed executed Residential Rental Contract for Rental property (REO) #2 listed on the final 1003, and has determined that the lease is Active and not expired. REO #2 lease is deemed acceptable. HOWEVER, missing Lease for the REO #1 property listed on final 1003. Provide an active, executed Lease for rental property #1. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.69%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751

300710822	0a029379-1af7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.  Executed XXXX tax return for Business C of Schedule E, Part II is missing from the loan file.
01/31/2018: signed returnXX/XX/XXXX: signed return
01/31/2018: Audit reviewed XXXX executed Business C of Schedule E - Part II Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared. 01/22/2018: Audit reviewed XXXX executed Business Returns, and has determined that the documentation was obtained POST consummation. Appendix Q does not allow Exceptions. Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.69%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751

300710822	bdb79497-06f7-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” and "Application Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 25.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.69%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751

300711306	dd82494e-f51a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Initial Loan Estimate is missing from the file.		03/01/2018: Received initial loan estimate. Compliance testing complete. Condition cleared.
300711306	9c53d5d7-7619-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		02/27/2018: A CDA provided reflecting a value of $XXXXXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300716365	7c24f7e5-9116-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XXX,XXX.XX. A cost estimator from the insurer was not provided.
03/07/2018: DEC PAGE
03/07/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Coverage is sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

300716365	2c513d41-d344-4024-8c25-289cd1bb9e68	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The “Title – Title Services” paid to the vendor reflected in Section C of the final Closing Disclosure should be itemized. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

300716365	129c417e-9216-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		02/21/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808

300719508	87a81c6e-b36c-4cb8-840d-a086db0f08b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300719508	3782db78-fb1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.
03/09/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.03/05/2018:  Received Lender's CDA.  Pending CDA from Client.  Condition remains.

300722323	8dcf138e-5b16-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Based on debts listed on credit report dated XX/XX/XXXX in file and the new revolving account listed on the final 1003, the DTI is XX.XX% which exceeds maximum guidelines of XX%. DTI cannot exceed 43% in order for the loan to be classified as a Qualified Mortgage.
02/26/2018: Credit
02/26/2018: Audit reviewed the Updated Credit Report (dated PRIOR to closing), and has determined that with the updated adjustments for debts, the DTI is XX.XX% and meets QM and Guideline requirements. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 43.60 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.06%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

300722323	ef7226d5-3b17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Refinance Statement dated XX/XX/XXXX reflects Balance Due to Borrower $XXXXXX.XX. Final CD reflects $XXXXXX.XX due to Borrower. Funding CD is missing from file.	02/26/2018: Post CD
02/26/2018: Audit reviewed Post Funding CD, as well as the Refinance Statement, Notification of the error (i.e., the letter to borrower), evidence of tracking, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 43.60 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.06%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

300722323	cdbe8626-5c16-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title – Notary Fee reflected in section C of the final Closing Disclosure does not reflect the name of the payee. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 43.60 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.06%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796

300722337	fa5f9c70-9d18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Business Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
Biz was dissolved back in XXXX, only on tax return for loss carryover purposes as per the CPA. No Biz Tax Returns as business no longer exists
02/27/2018:  Audit reviewed Lender's rebuttal and agrees.  Evidence the business was dissolved in XXXX provided on page XXX of original loan file.  CPA letter, page XXX, explains that loss on tax return is carryover from prior to dissolution.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	442c4e55-1c18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Obtain Title Insurance
Missing copy of the prelim title for $XXX,XXX.XX.(Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															The Final Title Policy will reflect the same loan amount ($XXX,XXX) as listed on the fully executed XXXXXX XXXXXXX Instructions.	02/27/2018: Invalid finding. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	529e9c79-9d18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current 2017 Balance Sheet for Business A & C on Schedule E Part II of 2016 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
Biz was dissolved back in XXXX, only on tax return for loss carryover purposes as per the CPA. No K-1s as business no longer exists.
02/27/2018:  Audit reviewed Lender's rebuttal and agrees.  Evidence the business was dissolved in XXXX provided on page XXX of original loan file.  CPA letter, page XXX, explains that loss on tax return is carryover from prior to dissolution.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	9ea56281-9d18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business A & C on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
Biz was dissolved back in XXXX, only on tax return for loss carryover purposes as per the CPA. No K-1s as business no longer exists.
CPA letter, page XXX, explains that loss on tax return is carryover from prior to dissolution.02/27/2018:  Audit reviewed Lender's rebuttal and agrees.  Evidence the business was dissolved in XXXX provided on page XXX of original loan file.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	c11ece67-9d18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing K-1	Missing K-1's for Business A and C on XXXX schedule E Part II for borrower and co borrower. If XX% or greater ownership, additional conditions will apply.	Biz was dissolved back in XXXX, only on tax return for loss carryover purposes as per the CPA. No K-1s as business no longer exists.
02/27/2018:  Audit reviewed Lender's rebuttal and agrees.  Evidence the business was dissolved in XXXX provided on page XXX of original loan file.  CPA letter, page XXX, explains that loss on tax return is carryover from prior to dissolution.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	8b5c930e-b718-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a credit report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a credit report fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
02/27/2018: Received final settlement statement and funding closing disclosure. Tolerance cure is sufficient. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	2d747c4f-8f1a-4068-8787-62fda9cf8452	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XXXX.XX. The lender credit decreased to $XXXX.XX on the Final CD with no indication of a valid COC to account for the $XXXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
COC (15 Day Lock Extension)
02/27/2018:  Audit reviewed Lender’s rebuttal and original loan file.  Change in circumstance for decrease in lender credit due to 15-day rate lock extension on X/XX And 3-day extension on X/X located on page 52.  Condition rescinded.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722337	077b20a7-b718-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the payee and government entity assessing the tax.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 63.90 months reserves. ; FICO is higher than guideline minimum UW guidelines require a FICO of 720. loan qualifies with a FICO of 729; No Mortgage Lates UW Guidelines require 0x30 in the past 24 months, loan qualifies with 72x30 reporting on the credit report.

300722599	c63d57b8-8612-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Employment Verification	An employment verification within XX days of the note date as required by lender's guidelines was not provided for borrower.	02/21/2018: The Note date is X/X/XX. There is a VVOE that was completed on X/X/XX, which is within XX days of the Note date.
03/19/2018:  Client acknowledged lender's exception request.  Loan will be rated a X for all agencies.03/19/2018:  Received pay stub dated > XX days prior to the note date.   Lender's guidelines, dated XX/X/XX KG, require verification of employment no more than XX business days prior to the note date. Condition remains03/07/2018: Audit reviewed the Lender Rebuttal, and has determined that the Disbursement date is POST Note date. The guidelines require VVOE must be completed no more than XX business days PRIOR to the Note Date for wage income. Condition remains.02/21/2018:  Audit reviewed the Lender's rebuttal and original loan file.  The VVOE is date after the note date.  Lender's guidelines, dated XX/XX/XX XX, require verification of employment no more than XX business days prior to the note date.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300722599	2ec96d0a-2513-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require X months' bank statements and verification of the down payment for a purchase.  The loan file is missing December XXXX account statement for account #1 listed on the final application to meet two months' bank statements requirement.
02/21/2018: Received printout for account #X dated X/XX/XX-X/XX/XX. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300722599	20290002-8812-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require X years signed and dated personal tax returns with all schedules. Signed returns not provided for the year XXXX. (Required due to Schedule C income)	03/07/2018: Please see the attached XXXX Tax Returns. Page XXX confirms the borrower e-filed.
03/19/2018:  Received executed XXXX tax return.  Condition cleared.03/07/2018: Audit reviewed all XXXX Tax Returns, and has determined that the forms do not display the IP PIN as verification. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300722599	367a0e36-8712-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L and Balance Sheet Statement's for Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  Income Statement provided in the loan file was not signed by the borrower as required per lender's guidelines.
03/19/2018: Received XXXX P&L Statement and Balance Sheet. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.10 months reserves; Disposable Income is higher than guideline minimum UW Guides require $2,500 in disposable income, loan qualified with $XX,XXX.XX in disposable income

300722783	f7d538fe-b91c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party Fraud Tool was not provided in the file.	03/15/2018: Please see the attached xxxxx xxxxx Report.	03/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300722783	c29561bd-ad1c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300722783	f01f5d3b-df1c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure/ CD Not in File-Subject located in a dry funding state. The file on contains CD signed at closing and is missing final/funding CD required for dry funding states		03/07/2018: Received final settlement statement. No changes made, no additional closing disclosure required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300722783	6edfa8b0-a71c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		03/01/2018: A CDA report reflecting a value $XXXXXXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300722786	7bbf71cf-fc01-4eb8-8ad0-95e3c4203f46	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The loan disbursed on the last day of recession.	02/27/2018: see attached
03/05/2018: Audit reviewed documentation: Notification of error, reopened rescission, evidence of shipment and corrected RTC was provided. The loan is out of the rescission period, rescission expired on 03/02/2018. Condition cleared and will be rated a Fitch B.02/27/2018: Audit reviewed the documentation submitted, and has determined that the Notification of error,  reopened rescission, evidence of shipment and corrected RTC was provided . Loan will be rated a Fitch B.  HOWEVER, unable to clear condition as loan is currently in the rescission period, rescission expires midnight on 03/02/2018. Loan will be cleared when the rescission period has expired. Condition remains.

300722793	4c31565e-0c1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 14.6 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business and a listing of the business address. The loan file contained no independent confirmation of the borrower’s business or address, rendering the subject mortgage ineligible for delivery to the investor.
03/01/2018: Hi, please see attached. thank you,
03/01/2018: Audit reviewed copy of business license via Secretary of State, and has determined that the document provided was within 30 days prior to the Note date. Said document verifies business as active, as well as the address of record. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.28%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300722793	b92dc5e1-cc40-4486-aabc-acd627b6f9ca	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full X days rescission.
03/01/2018: Hi, please see attached cd, loe to borrower and certification of delivery method. thank you,
03/01/2018: Audit reviewed Post Funding CD with corrected Disbursement date, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated a XXXXX 'X'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.28%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300722793	5b7d0582-0d1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a X for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.28%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300722793	8c8c719b-0d1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		02/27/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 73.42%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.28%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 17.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300722846	de8d8118-f227-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/21/2018: please see attached	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.20%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

300722846	5cb33b80-27c5-423e-9906-f874ee510e57	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Fee and Credit Report in section B of the final Closing Disclosure were paid to the service provider as a reimbursement and may be if paid by the lender XXX.  Provide correct CD and LOE for the borrower.
03/15/2018: A Post close CD corrected the service provider and LOE to the borrower. The loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.20%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767

300723065	75fedce5-0226-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Income Tax Schedules	Tax returns for XXXX and XXXX are missing Schedules D and C. Additional conditions may apply.
03/15/2018: There is no Schedule C or Schedule D income for XXXX or XXXX. If you look at the first page of the tax returns, there is nothing showing on line 12 for Schedule C income. There is an amount showing on line 13 for Schedule D income however it reads, “Attach Schedule D if required. If not required check here.” This box is checked for both years. Please rescind this condition.

03/15/2018: Audit reviewed the Lender Rebuttal, and has determined that the XXXX/XXXX 1040 Returns reflect a zero balance for Schedule C and Schedule D box is marked for "not required". Condition rescinded.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.10 months reserves; Years in Primary Residence Borrower has resided in subject for 5.83 years

300723065	61f1b7a7-9e8b-4e5c-9114-eed18d965b0a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender XXX.  Provided corrected CD and LOE to the borrower.
03/12/2018: A Post Close CD corrected the service provider and LOE to the borrower. The loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.10 months reserves; Years in Primary Residence Borrower has resided in subject for 5.83 years

300723073	a05928e7-fe01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX.XX%.  Due to miscalculation of income for Business #X on the Schedule E, Part II, Statement X the actual DTI is XX.XX%.  The lender did not include the K1 income loss into the total calculations for the borrower's income on the cash flow analysis worksheet for the bottom line and used XX.XX% ownership instead of XX% for the year XXXX.

Income has been corrected for XXXXXXXX. In addition, income has been redone for the other businesses. Initial underwriter was conservative in her figures. Please see revised income for DTI in line with guidelines
02/01/2018: Audit reviewed Lender's rebuttal, documentation provided and original loan file. Audit DTI XX.XX% Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	5db50871-fc01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business X,X and X on Schedule E Part II, Statement X XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
02/27/2018: P&L's as requested
02/27/2018: Audit reviewed XXXX YTD Balance Sheets for Businesses X,X and X on Schedule E Part II - Statement X XXXX tax return, and has determined that the documentation was obtained XXXXX to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.02/01/2018:  Audit reviewed original loan file.  Borrower owns less than XX% of business #3. Balance Sheet is not required for this company.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	6041e40b-3102-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business X,X and X on Schedule E Part II, Statement X of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
02/27/2018: P&L's as requested
02/27/2018: Audit reviewed XXXX YTD P&L Statements for Businesses X,X and X on Schedule E Part II - Statement X XXXX tax return, and has determined that the documentation was obtained XXXXX to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.02/01/2018:  Audit reviewed original loan file.  Borrower owns less than XX% of business #3.  P&L is not required for this company.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	eae6c409-f401-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	Note and Mortgage do not reflect the lender on Note name and NMLS number.
01/30/2018: As a third-party originator and wholesale lender, XXXXXXX XXXXXXX name will not be listed as the LO on the Note or DOT. These documents will, instead, reflect the name of the mortgage broker and loan officer with the corresponding NMLS ID. XXXXXXX XXXXXX is the Lender on the Note, but again, we are a third-party originator. Please waive this condition as it is not valid.

01/30/2018: Audit concurs with the Lender Rebuttal, and has determined that specific regulation with regards to the NMLS (official interpretation of  Paragraph 36(g)(1)(ii)), it is acceptable for any combination of Lender or Broker to be listed on the documents, as long as there is a person and a company name with NMLS information. Condition rescinded.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	cbd8decc-d401-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	Note and Mortgage do not reflect the lender on Note name and NMLS number.
01/30/2018: As a third-party originator and wholesale lender, XXXXXXX XXXXXXX name will not be listed as the LO on the Note or DOT. These documents will, instead, reflect the name of the mortgage broker and loan officer with the corresponding NMLS ID. XXXXXXX XXXXXX is the Lender on the Note, but again, we are a third-party originator. Please waive this condition as it is not valid.

01/30/2018: Audit concurs with the Lender Rebuttal, and has determined that specific regulation with regards to the NMLS (official interpretation of  Paragraph 36(g)(1)(ii)), it is acceptable for any combination of Lender or Broker to be listed on the documents, as long as there is a person and a company name with NMLS information. Condition rescinded.

 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	04b51b6c-3302-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	43dbbe33-db12-4d51-a7e7-4a05ba0d8fc6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title - Courier/Express Mail/Messenger Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider listed on the WLSP for the title services.  The title service fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	0c9824bb-3199-406e-9aab-257597cf2414	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City and County Tax Stamps in section E of the final Closing Disclosure are missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723073	b8136d5d-3302-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrowers.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.47%; Years Self Employed Borrower has 13 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves

300723595	1bc74b0a-921c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/12/2018: Please see the attached XX Report	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO 764; Years on Job Borrower has 28 years on job

300723595	79017969-b31c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects being paid to the service provider as reimbursed.  The fee should be paid to the actual service provider or as an reimbursement paid by the lender FBO.  Provided corrected CD and LOE to the borrower.
02/28/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO 764; Years on Job Borrower has 28 years on job

300723595	83e6b570-94a4-46ac-bd10-a88809b1c740	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The final Closing Disclosure reflects charges for  Title  - courier/Wire/ E-Mail fee, Title - Mobile Notary Fee(travel not required), Title - Premium for Lenders Coverage and Title - Sub Escrow fee in section B.  The lender did not provide an updated WLSP and this is improper placement of fees on the CD.  Provided corrected CD and LOE to the borrower.
02/28/2018: All fees are within XX% tolerance. Non-material per SFIG guidance, loan will be graded a X for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO 764; Years on Job Borrower has 28 years on job

300723595	a5dbc76d-921c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the funding closing disclosure. Additional conditions may apply upon receipt and review.		03/06/2018: Per Compliance, if no ALTA in file and no evidence of fee changes after the last CD in file, no subsequent CD is required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO 764; Years on Job Borrower has 28 years on job

300723595	39aadb93-921c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file;		03/01/2018: A CDA report reflecting a value $XXXXXXX.XX, which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO 764; Years on Job Borrower has 28 years on job

300723680	3c8c3c0d-2829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/21/2018: Attached please find the full XXXXX XXXXX report	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Years on Job Borrower on job 14.92 years; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300723680	e591f147-2602-467e-b1d9-fa348cb61860	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in section B of the final Closing Disclosure reflects the service provider as Reimbursed and may be if paid by the lender XXX. Provide corrected CD and LOE to the borrower.		03/16/2018: A Post Close CD reflects the service provider corrected and LOE to borrower. The loan will be rated a B for all agencies.
 Years on Job Borrower on job 14.92 years; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.40 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785

300724564	a376d172-a61c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure/ CD Not in File-Subject located in a dry funding state. The file on contains CD signed at closing and is missing final/funding CD required for dry funding states.		03/06/2018: Audit reviewed the executed final CD, and has determined that the documentation is deemed acceptable. Condition cleared.
300724570	09adffff-0f9d-413f-94c0-56c534094ac9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the correspondent lender. If the correspondent lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.20 months reserves

300724570	f448a3a3-d545-41c8-ba0b-0048f5f564b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/13/2018: A Post close CD added the Flood cert fee. The loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.86%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.20 months reserves

300724574	bb0be449-7a12-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation
Missing canceled rent checks to document all payments made from when the lease expired (or became month-to-month) through the application date as per GL. The Lease expired on XX/XX/XXXX. Without this documentation, the DTI will be > XX% and the loan will not be classified as a qualified mortgage.

Requesting Rescission review. Original lease ended XX/XX/XXXX and LOX from borrower states renter was going to go month to month. But borrower then provided updated lease showing the term was extended to XX/XX/XXXX. This was included with the initial upload.
02/20/2018: Audit reviewed Lender's rebuttal and original loan file. Extension of lease through XX/XX/XXXX located on page 171. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Years in Field Borrower has 24 years in Field

300724574	0c3ccc86-5116-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Inconsistent Documentation	Added 02/20/2018: Lease extension provided in original loan file. However, the explanation letter on page 69 states the borrowers never executed another lease or extension. Clarification required.
03/01/2018: We have a Lease Agreement covering XX/XX/XXXX - XX/XX/XXXX along with a Lease Extension which extends the terms of the lease until XX/XX/XXXX. The Lease Extension is fully executed by the tenant and the borrowers. The Lease Extension is still valid through XXXXX, therefore an updated Lease or Lease Extension would not need to be executed which is what the borrower is trying to explain in their LOX. Please rescind this condition as we have all of the supporting documentation needed.

03/01/2018: Audit reviewed the Lender Rebuttal, and has determined that the lender validation for the LOE within the loan file is deemed acceptable. The executed Extension of Lease is active and valid. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Years in Field Borrower has 24 years in Field

300724574	f3238ce0-6612-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 93 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 751; Years in Field Borrower has 24 years in Field

300724652	9e5ab21b-6628-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/21/2018: please see attached
03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/19/2018:  Received page 24 of fraud report.  Complete fraud report not provided.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.83%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported; Years Self Employed Borrower has 13 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300724654	32bc9639-131d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for CD dated XX/XX/XXXX as the interest rate has increased from X.X% to X.XXX%.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
															03/12/2018: COC	03/12/2018: Audit reviewed Loan Change Request Form, and has determined that the COC provided reflects rate increase. Documentation submitted is deemed acceptable. Condition cleared.
300724654	c5769b57-121d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the payee and government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300724654	40cba544-121d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared
300726248	ee10aa5e-561d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	Missing title. Additional conditions may apply		03/06/2018: Received satisfactory title commitment. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	836a3652-491d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final 1003	Missing final 1003. Additional conditions may apply		03/06/2018: Received final application. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	0a22f489-561d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided.		03/06/2018: Received satisfactory insurance certificate. Coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	32dd9fe0-571d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	d10f235a-e6b2-4da9-91bc-e6701b0b07a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage	The mortgage is missing from the file. Additional conditions may apply		03/06/2018: Received satisfactory mortgage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	fa84ad0c-561d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	The Note is missing form the file. Additional conditions may apply		03/06/2018: Received satisfactory note. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	b763cf61-2046-4853-873b-b208566385be	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial and Final Closing disclosure is missing from the file. Additional conditions may apply
03/07/2018:  Received executed, initial closing disclosure.  Timing requirement met.  Condition cleared.03/06/2018:  Received closing disclosure signed at closing.  However, initial closing disclosure not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726248	aed2bc9f-561d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	: A CDA Report was not provided in the loan file		03/06/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.32%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 48.40 months reserves

300726335	ca626e7c-2822-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
03/07/2018: HOI is effective on funding date. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.91%

300726335	c68ebab4-7b21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/12/2018: Please see the attached XXXXX XXXXX Report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.91%

300726335	27a8d9a5-2a22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.		03/07/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.91%

300727534	264c5237-8c21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/12/2018: Please see the attached XXXXX XXXXX Report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.31%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300727534	7662b6eb-8c21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender XXX.  Provide corrected CD and LOE to the borrower.
A Post Close CD removed the reimbursement and LOE to the borrower. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.31%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300727534	341e4f56-2122-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XX.
A Post Close CD reflects correct LE calculated cash to close. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.31%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800

300727539	a866b24d-cd1c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
03/08/2018: Hi, please see attached. thank you,
03/08/2018: Audit reviewed XXXX/XXXX executed 1065 Business Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 35.71%

300727539	478ea464-42ca-46ec-8a0b-5b2412fb1ab3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 35.71%

300727539	d0666e1a-901d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The subject is in a dry funding state. Provide funding CD and additional conditions may apply.		03/07/2018: Received post consummation closing disclosure and explanation letter. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 63.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 758; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 35.71%

300727556	2811dc57-ca20-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
03/05/2018: Loan will be rated a B
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.50 months reserves

300727556	ed265feb-736d-4c7c-a23f-db52bac9b298	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
03/09/2018: Received evidence of acknowledgment by both borrowers. Timing requirement met. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.50 months reserves

300727556	9916128f-c820-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject loan was funded in a dry funding state.  Settlement statement in file in file dated post consummation indicates a cash to close of $XXXXXX.XX vs. the executed "at closing" CD which reflects a cash to close of $XXXXXX.XX with a discrepancy of $XXX.XX. This indicates an updated or corrected CD was issued however is missing from the loan file. Please provide funding CD. Additional conditions may apply.
03/09/2018: Received explanation letter, final settlement statement and post consummation closing disclosure. Compliance testing complete. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.50 months reserves

300727556	602d50a8-c920-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXXXXX.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of XXXXXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.56%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.50 months reserves

300727773	75a628f2-071c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)	The file is missing a borrower executed final application(1003).	03/07/2018: Final 1003	03/07/2018: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 21.72%

300727773	2d3c93f3-991c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflected the Estimated Cash to Close of $XX,XXX vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Provide corrected CD and LOE to the borrower.		02/28/2017: A Post Close CD reflects the correct Estimated Cash to Close and LOE to the borrower. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 21.72%

300727773	6cfc4176-aabf-4189-acc2-95ab9e8bbe33	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The Transfer Taxes in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provided corrected CD and LOE to the borrower.		02/28/2017: A Post Close CD reflects the government entity added and LOE to borrower. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 21.72%

300727773	df60b20c-9b1c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Document Preparation Fee in section H of the final Closing Disclosure should be in section C. Provide corrected CD and LOE to the borrower.		02/28/2017: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 21.72%

300727773	83ad442a-041c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not the loan file.		03/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 21.72%

300727784	793de751-d818-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines required a VVOE within XX business days prior to the note date. The VVOE is missing for the borrower's previous employer. Additional conditions may apply.	03/01/2018: dated X/XX/XX, which is within XX days prior to the Note date of X/X/XX. Please rescind this condition.
V03/02/2018: Audit re-analyzed the loan file, and has determined that a VOE was located (pXXX) within the loan file for previous employment verification. The end date for previous employment and the start date for current employment is < XX days to verify no gap per QM. Documentation is within XX days prior to the note date and is deemed acceptable. Appendix Q requirement for a X year employment history verification with no gaps > XX days was met. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724; Years in Field Borrower has 9 years in Field

300727784	36b7ab00-cf2a-459b-ad1c-26aff22b41f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		02/26/2018: Received attestation no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724; Years in Field Borrower has 9 years in Field

300727784	bddcd530-bc18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and a Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724; Years in Field Borrower has 9 years in Field

300727784	e6429563-0de3-4a04-b3d3-08396cc5683b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender included HOA of $XX.XX per month vs. the actual amount of $X.XX. Provide re-disclosed CD and letter of explanation.
03/07/2018: Please see attached and clear the condition.
03/07/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent via e-mail to borrower, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 724; Years in Field Borrower has 9 years in Field

300728168	4f176619-fc17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Right To Cancel Form	Missing Right to Cancel Form for both borrowers executed as trustees of the revocable trust.
02/27/2018: The borrowers need only sign the Notice of Right to Cancel as individuals since the Trust is not a consumer as defined by CFPB: "Consumer means a cardholder or natural person to whom consumer credit is offered or extended. However, for purposes of rescission under §§ 1026.15 and 1026.23, the term also includes a natural person in whose principal dwelling a security interest is or will be retained or acquired, if that person's ownership interest in the dwelling is or will be subject to the security interest."

02/28/2018: Audit consulted with Compliance, and has determined that the rescission forms being provided to the individual is acceptable. Rescission rights are only held by natural persons whose primary residence is taken or held as collateral. Condition rescinded.  02/27/2018: Escalated to Compliance for further review and confirmation.

300728168	28dcdbe4-f717-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. The Property Taxes listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300728168	204c317e-2640-4803-b267-8a43daacefbf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the Borrower’s. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300728169	96035152-1718-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
02/22/2018: The HOI if effective on funding date. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.60 mnths rserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300728169	71b525a7-1a18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.
02/27/2018:  Upon further review, transcripts are acceptable.  Condition cleared.02/27/2018:  Received XXXX & XXXX tax transcripts.  However, the XXXX transcripts are dated > XX days prior to the application date.  Pending further review.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.60 mnths rserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300728169	d92c244a-0e18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.60 mnths rserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.05%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750

300728212	fb2047e2-6228-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/21/2018: See Attached full XXXXX XXXXX report
03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/19/2018:  Received pages 27 & 28 of fraud report.  Complete fraud report not provided.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 71.18%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.10%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795

300728213	18a68bd3-0123-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for $XX,XXX.XX. A cost estimator from the insurer was not provided. The policy reflects extended coverage however, the percentage and/or dollar amount of the extended coverage is missing.
03/12/2018: Received evidence of unlimited, guaranteed replacement cost coverage. Condition cleared.
 Years on Job Borrower has 11.4 years on job; Years in Primary Residence Borrower has resided in prior residence for 30 years; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.16%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 783

300728213	62152a8c-0123-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months for rental property list on the application. Payment history not provided on credit report.
03/15/2018: Please see the XXX #XXXX Statements provided with the initial docs showing cancelled checks made out to XXXX XXXX XXXXX.03/13/2018: This property was removed on the Final 1003 due to the borrower not being obligated on the mortgage. Please see the attached LOX from the borrower as well as Mortgage Statement showing our borrower is not obligated.

03/15/2018: Audit reviewed Bank Statements (pages 263-417), and has determined that evidence of a 24 month rental history was provided. Condition cleared. 03/13/2018: Audit reviewed the lender rebuttal, and has determined that the housing history is required for the borrower's present address that reflects as "rent" for XX years. If the borrower has a mortgage or rental history in the most recent twenty-four (24) months, a VOM or VOR must be obtained reflecting 0x30 in the last twenty-four (24) months. This applies to all borrowers. Condition remains.

 Years on Job Borrower has 11.4 years on job; Years in Primary Residence Borrower has resided in prior residence for 30 years; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.16%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 783

300728213	c999306b-0723-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Years on Job Borrower has 11.4 years on job; Years in Primary Residence Borrower has resided in prior residence for 30 years; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.16%; FICO is higher than guideline minimum UW Guides require FICO of 740 loan qualified with FICO of 783

300728376	0d4672e6-3722-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool		03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 64.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.42%

300728505	fe3bb372-771d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/12/2018: Please see the attached xxxxx xxxxx Report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; FICO is higher than guideline minimum UW Guides require FICO of 702, loan qualified with FICO of 793

300728505	0f2906dc-89ba-4583-b14b-9ab203b79215	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; FICO is higher than guideline minimum UW Guides require FICO of 702, loan qualified with FICO of 793

300728505	ea1c459e-681d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding Closing Disclosure. Subject is located in a dry funding state and final CD was not provided.		03/06/2018: Per Compliance, if no ALTA in file and no evidence of fee changes after the last CD in file, no subsequent CD is required. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; FICO is higher than guideline minimum UW Guides require FICO of 702, loan qualified with FICO of 793

300728505	db20122b-681d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/06/2018: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.95%; FICO is higher than guideline minimum UW Guides require FICO of 702, loan qualified with FICO of 793

300728509	c9ad6b2c-6128-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/24/2018: Please see attached full xxxxx xxxxx report
03/24/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/19/2018:  Received page 36 of fraud report.  Complete fraud report not provided.  Condition remains.

 No Mortgage Lates UW guidelines requires 0x30 in the most 24 months mortgage history reviewed, loan qualifies with 99 months 0x30 late reporting on the credit report. ; FICO is higher than guideline minimum UW guideliines requires FICO of 720 , loan qualfiies with FICO of 778; Reserves are higher than guideline minimum UW requires 6 months reserves, loan qualifies with 19 months reserves

300728509	05a702ac-9428-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Missing OFAC (addressed in credit section)		3/15/2017: Finding deemed non-material, loan will be graded a B for all agencies
 No Mortgage Lates UW guidelines requires 0x30 in the most 24 months mortgage history reviewed, loan qualifies with 99 months 0x30 late reporting on the credit report. ; FICO is higher than guideline minimum UW guideliines requires FICO of 720 , loan qualfiies with FICO of 778; Reserves are higher than guideline minimum UW requires 6 months reserves, loan qualifies with 19 months reserves

300728510	167dac1f-6112-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements. The loan file is missing 2 months complete bank statements for 4th account listed on the Final 1003. 2 Month's bank statements is required in order for the loan to be classified as a Qualified Mortgage.

Please waive this condition as the two months consecutive bank statements are already in file for the account in question (XXXXX #XXXX). The statements are as follows: XXXXXXX XX, XXXX to XXXXXXXX X, XXXX and XXXXXXXX X, XXXX to XXXXXXXX X, XXXX.

02/21/2018:  Correction.  The account in question is XXXXXXXX #XXXX.  Audit reviewed Lender's rebuttal and original loan file.  November statement page XX.  December statement page XX.  Printout through X/XX/XX page XXX.  Condition rescinded.02/20/2018:  Audit reviewed Lender's rebuttal and disagrees.  Account #4 (XXXXX #XXXX) reflects XX/XX/XX-X/XX/XX.  Two months is not provided.

 Years on Job Borrower has 7 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

300728510	e8e65098-8b07-41e2-b12f-97cfbc5c096b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to X% variance.  LE reflects a Discount Fee of $XXX.XX with no resulting COC for any subsequent disclosures.  Final CD reflects a Discount Fee of $XXX.XX for a variance/refund required of $X.XX. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/01/2018: PCCD02/28/2018: PCCD, Tracking, Cure Check, And Letter
03/01/2018: Audit review of corrective CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a Fitch 'B'. 02/28/2018: Audit reviewed the Corrective CD, Notification to Borrower and Airbill, and has determined that the Corrective CD has "special characters" for the following fields: date issued, closing costs, cash to close and Sections E, F and J. Provide a "clean" copy of the Corrective CD with all figures. Condition remains.

 Years on Job Borrower has 7 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

300728510	bc88d4d1-6212-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a X for all agencies.
 Years on Job Borrower has 7 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

300728510	9e3fd6a3-6312-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowners Insurance Premium and Property Taxes reflected in section F of the final Closing Disclosure do not reflect the name of the payee.		Non-material per SFIG guidance, loan will be graded a X for all agencies.
 Years on Job Borrower has 7 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744

300728525	5fac4fd7-a828-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX. A cost estimator from the insurer was not provided.
															See policy that is in file upload- I have attached and highlighted the section that states the coverage of the home is an estimate of the cost to rebuild your home- please rescind this condition	03/19/2018: Audit reviewed Lender's rebuttal and agrees. Evidence of sufficient hazard coverage was located on page 430. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.90 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724

300728525	d99a706f-284a-40ae-ad6e-bf00862ab855	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX Points and Fees exceed Qualified Mortgage Threshold of $XX,XXX.XX	03/26/2018: please see attached job aide and clear the condition.
03/26/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.90 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 55.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724

300730895	476bec73-b918-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442)		02/26/2018: Received satisfactory completion certificate. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.25%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 11.90 months reserves

300730895	aa8dfa6f-dd18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Missing hazard insurance declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.25%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 11.90 months reserves

300730895	d7bbccee-b718-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.25%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 11.90 months reserves

300730895	d99d158f-b918-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure are missing the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.21%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.25%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 11.90 months reserves

300730907	36e9e724-b421-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 36.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67..40 months reserves

300730931	f24be7be-aa23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
03/09/2018: The HOI was effective on disbursement date. The loan will be rated a B for all agencies.
 Years in Primary Residence Borrower has resided in subject for 19 years; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14 months reserves

300730931	821115a8-1523-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply
															03/13/2018: Please see the attached XXXXX XXXXX Report.	03/13/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Years in Primary Residence Borrower has resided in subject for 19 years; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14 months reserves

300730931	383df3ef-fe22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
03/09/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years in Primary Residence Borrower has resided in subject for 19 years; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 14 months reserves

300731146	063896e4-ec1f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300731328	7d269362-0f23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	General Credit Exception	Missing the Note for rental property #X which was refinanced simultaneously with the subject.	03/14/2018: hi, please see attached. thank you,03/13/2018: Hi, please see attached. thank you,
03/14/2018: Audit reviewed documentation, and has determined that evidence was provided for monthly payment amount. Documentation submitted is deemed acceptable. Condition cleared. 03/13/2018: Audit reviewed Note documentation, and has determined that it is for the incorrect REO property. Provide the Note for REO #X listed as "R" on final 1003. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.81%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 77.7 months reserves; Years Self Employed Borrower has 6.6 years Self Employed

300731328	077a6a66-4a22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.	03/13/2018: Hi, please see attached. thank you,	03/13/2018: Audit concurs with the Lender Rebuttal, and has determined that the parameters of the subject loan have a minimum FICO of XXX. Condition rescinded.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.81%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 77.7 months reserves; Years Self Employed Borrower has 6.6 years Self Employed

300731328	d6027d05-4a22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for rental property #X on the final application not provided.	03/14/2018: hi, Property is mobile home, lot lease agreement attached provided. Lease payment included to dti, no gross income included. thank you,03/13/2018: Hi, please see attached. thank you,
03/14/2018: Audit reviewed the Lender Rebuttal, and has determined that the REO in question is NOT a rental property. Documentation submitted reflects as a "lot only- lease agreement" in which the borrower is the Lessee/Resident. Monthly lot rental was included in the debts. Condition cleared.  03/13/2018: Audit reviewed documentation for REO, and has determined that the said documents are for the incorrect property. Provide taxes for REO #X listed as "R" on final 1003. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.81%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 77.7 months reserves; Years Self Employed Borrower has 6.6 years Self Employed

300731328	f115b84b-0f23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for rental property #X on the final application not provided.	03/14/2018: hi, Property is mobile home, lot lease agreement attached provided. Lease payment included to dti, no gross income included. thank you,03/13/2018: Hi, please see attached. thank you,
03/14/2018: Audit reviewed the Lender Rebuttal, and has determined that the REO in question is NOT a rental property. Documentation submitted reflects as a "lot only- lease agreement" in which the borrower is the Lessee/Resident. Monthly lot rental was included in the debts. Condition cleared.  03/13/2018: Audit reviewed documentation for REO, and has determined that the said documents are for the incorrect property. Provide insurance for REO #X listed as "R" on final 1003. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.81%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 77.7 months reserves; Years Self Employed Borrower has 6.6 years Self Employed

300731328	15f5b628-e234-4eed-8f68-87c7004a7948	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Non-material, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.81%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 77.7 months reserves; Years Self Employed Borrower has 6.6 years Self Employed

300731328	210eceb9-4a22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 44.81%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 77.7 months reserves; Years Self Employed Borrower has 6.6 years Self Employed

300731332	c5f889ae-861d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Verbal Verification of Employment
Per lender guidelines the VVOE must be completed no more than 10 business days prior to the Note Date for wage income. Missing VVOE for borrower and co-borrower 10 business days prior to the Note Date. VVOE's in file do not meet this requirement.

03/12/2018: A VVOE was completed for both borrowers on X/X which is exactly 10 business days prior to the Note date of X/XX. Both documents were sent with the initial docs. I have attached them as well. Please rescind this condition.

03/12/2018: Audit reviewed the Lender Rebuttal, and has determined that per the guidelines, the VVOE must be completed no more than 10 BUSINESS days prior to the Note date (or funding date for escrow states) for wage income. Excluding Saturday's and Sunday's the VOEs are deemed acceptable. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.91%

300731332	81dd8812-e21c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
															03/12/2018: Please see the attached XXXXX XXXXX report.	03/12/2018: Fraud tool provided dated post closing. Audit reviewed and all red flags are not cleared. Lender to address all red flags with comments. Condition remains.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.91%

300731333	c747f90e-c41b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/02/2018: Please see the attached XXXXX XXXXX report.	03/02/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 64.70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 95.5 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years

300732062	f106a71e-8621-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines reflects a DTI of XX%. Due to the miscalculation of debts, the actual DTI is XX.XX%.
03/12/2018: The alimony was incorrectly entered as a liability rather than as negative income. Removing the alimony from the liabilities and including it as negative income actually improves the DTI. I have printed an updated Loan Transmittal.

03/12/2018: Audit reviewed the Lender Rebuttal, and has determined that Alimony can be deducted from income per Lender Guidelines and Appendix Q. Alimony deducted from income drops DTI to XX.XX%. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  82 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300732062	4bd6b6ef-8521-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.	03/12/2018: There is a VVOE in the file dated X/X which is exactly XX business days prior to the Note date of X/XX. The VVOE was sent with the initial docs. Please rescind this condition.
03/12/2018: Audit reviewed the Lender Rebuttal, and has determined that the guidelines require the VVOE to be completed no more than 10 business days prior to the Note Date for wage income.  Not included Saturdays, Sundays and the holiday, the VVOE was provided within 10 business days prior to the Note Date. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  82 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300732062	c4d41057-8621-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The statement for account #1 on final application reflects deposits of $XX,XXX.XX XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposits.
03/15/2018: The $XXXX.XX deposit would not need to be verified since it is less than XX% of the borrower’s total qualifying income. The $XX,XXX.XX deposit is not needed for funds to close and can be backed out of the available balance, therefore an LOX would not be required.03/13/2018: The two deposits into XXXXX XXXXX #XXXX are the borrower’s investments into XXXXXXXX which is a cryptocurrency exchange platform where the money earned can be deposited back into the linked account. These deposits should not need to be sourced. Please rescind this condition. We can confirm they are both for the borrower,XXXXXXXX.

03/15/2018: Audit reviewed the Lender Rebuttal, and has determined that the total assets after backing out the large deposit of $XX,XXX.XX, that was not sourced, are sufficient for Reserves. No other documentation required. Condition cleared. 03/13/2018: Audit reviewed the lender rebuttal, as well as reviewed guidelines, and has determined that the deposits of $XX,XXX.XX on XX/XX/XXXX is required to be sourced.  Per Lender Guidelines, large deposits inconsistent with monthly income or other deposits must be verified. The borrower must provide a written explanation along with acceptable documentation of the source of large deposits that are reflected on bank statements. Large deposits are defined as a single deposit that exceeds 50% of the total monthly qualifying income for the loan. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  82 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300732062	899a52b9-8621-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Improper Calculation of Debts
A recalculation of DTI based on the Borrower's proper debt calculation yields a DTI of XX% which fails to meet the program maximum of XX%. Lender did not include a $X,XXX mortgage payment from the most recent credit report dated XX/XX/XXXX.

03/12/2018: Audit reviewed the income and debt, and has determined that Alimony can be deducted from income per Lender Guidelines and Appendix Q. Alimony deducted from income drops DTI to XX.XX%. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  82 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300732062	293c0be6-8521-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/12/2018: Please see the attached XXXXX XXXXX report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  82 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported; Years in Field Borrower has 25 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300732249	69d7cc65-681d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX with XX% expanded replacement cost for total coverage of $XXXXXX.  The loan amount is $XXXXXX. A cost estimator from the insurer was not provided, which leaves a shortage of hazard insurance coverage of $XXXX.
03/07/2018: Received evidence from insurance company that hazard coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 22 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 33.19%

300732249	a32c7996-a01d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves
Insufficient reserves for subject transaction. Verified assets totaling $XXXXXX.XX less funds to close $XXXXX.XX; less XX months reserves totaling $XXXXXX.XX; less EMD of $XXXX.XX = (XXXX.XX) short reserves.
03/09/2018: responseVerified assets are $XXXXXX.XX
03/09/2018: Audit reviewed the Lender Rebuttal, and has determined that the borrower is not permitted to borrower from the XXXX account but the 401K Savings plan can be used for hardship withdrawals. Terms were submitted for the 401K savings plan and are deemed acceptable. Evidence of sufficient reserves via Savings statement were provided and are acceptable. Condition cleared. 03/07/2018:  Audit reviewed Lender’s rebuttal and disagrees.  Final 1003 reflects retirement funds of $XXXXX.XX.  Audit retirement funds  $XXXXXX.XX @ XX% = $XXXXX.XX.  Please provide 2 months statements and terms & conditions of withdrawal for additional retirement account.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 22 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 33.19%

300732354	97b74d59-1b22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing loan approval in the loan file.		03/09/2018: Received Lender's loan approval. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 369 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Years on Job Borrower has 10.5 years on job

300732354	7736a576-8321-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
03/06/2018: This is deemed non-material and effective on funding. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 369 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Years on Job Borrower has 10.5 years on job

300732354	35363bf5-ad21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/09/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months’ reserves, loan qualified with 369 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Years on Job Borrower has 10.5 years on job

300732355	9ea3ff18-311e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The Homeowners Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider and the Property Taxes are missing the name of the government entity accessing the tax.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
300732355	38a52440-3eeb-4466-b8ed-ae9aa320f4fc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The RTC expired on XX/XX/XXXX and funding occurred on the same date as the RTC expiration.	03/07/2018: Final Settlement Statement and PCCD
03/07/2018: Audit reviewed Post Funding CD, Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated Fitch 'B'.

300732355	d4360964-39ed-4060-8389-7e5385de1909	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Title Notary fee in section C of the final Closing Disclosure is missing the name of the service provider.  Furthermore the fee is on the WLSP and should be shown in section B of the final CD.  Provided corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
300732357	5ddc4c76-8c21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the consummation date and disbursement date per hazard insurance declaration provided in file. Please provide evidence of insurance at the time of closing.	03/12/2018: see attached
03/12/2018: Audit reviewed the Hazard Insurance Declaration page, and has determined that the Hazard Insurance effective date is dated the day of consummation and is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum Guideline requires a credit score of 720, borrower has a credit score of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.13%; Reserves are higher than guideline minimum Guideline requires 6 months reserves, borrower has 75 months reserves

300732357	6100700d-5221-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/12/2018: Please see the attached xxxxx xxxxx Report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum Guideline requires a credit score of 720, borrower has a credit score of 763; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.13%; Reserves are higher than guideline minimum Guideline requires 6 months reserves, borrower has 75 months reserves

300732368	2e9580d8-b7d1-4e99-80dc-f4465edf347f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX  a month vs. the calculated value of $XXX.XX a month. The monthly escrow breakdown is not provided on the CD. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Finding deemed non material and will be graded a B for all agencies.
300733390	71228729-4329-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Missing Documentation: Transaction requires closure of an open HELOC. Provide evidence of closure for 2nd lien via Executed Authorization letter or Subordination Agreement. File contains no Lender Authorization letter to Payoff & close HELOC.
															03/29/2018: Attached please find the close out letter.	03/29/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.19%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  56.20 months reserves; No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300733390	911e62ab-8f28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply
															03/21/2018: See attached full fraud report	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.19%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  56.20 months reserves; No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300733390	444212f0-8f28-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal.		03/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.19%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  56.20 months reserves; No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300733472	1e7bab47-c11c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/06/2018: Please see the attached Closure Letter.	03/06/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733472	6b65b899-b71c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/05/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733472	fc0b7744-681d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Income Tax Schedules	Tax returns for XXXX and XXXX are missing Schedule D and Schedule E, Statement 2 to verify the fees associated with line 19 of Schedule E. Additional conditions may apply.	03/06/2018: Please see the attached.
03/06/2018: Audit reviewed XXXX/XXXX Schedule A-Smt 1 and Schedule E-Stmt 2 for both years, and has determined that said statements are deemed acceptable. Schedule D is not required. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733472	459e664f-b91c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
03/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733472	d157a102-4b0a-40c9-a2ed-d8256b97083d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The RTC rescission reflects an ending transaction date of XX/XX/XXXX and funding occurred the same date.		03/01/2018: A Post Close CD reflects the funding date of XX/XX/XXXX which is after the rescission ended. The loan will be graded a X for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733472	37d15828-6b1d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/01/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733472	f8302065-c01c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file.		03/01/2018: A CDA report reflecting a value $XXXXXX.XX, which is a -X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.99%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9 mnths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 801

300733473	76c27980-211b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business's A and D on Schedule E Part II of XXXX tax return must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Verification for all business is missing.
															We are only using income from Integrated Payment Solutions. We have a VOB in the file dated X/XX, which is within 30 calendar days prior to the Note date of X/X.	03/01/2018: Audit reviewed Lender's rebuttal and original loan file. No income was used for businesses A & D, licenses not required. License for business C provided on page 179. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 16 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 740 loan qualifies with a FICO of 786.; No Mortgage Lates UW requires 0x30 for the past 24 month on the mortgage. loan qualifies with 0x30 in the past 99 months reporting on the credit report.

300733473	876d8ba1-331b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
02/28/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 16 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 740 loan qualifies with a FICO of 786.; No Mortgage Lates UW requires 0x30 for the past 24 month on the mortgage. loan qualifies with 0x30 in the past 99 months reporting on the credit report.

300733474	f56ea327-1a29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	03/21/2018: Attached please find the full XXXXX XXXXX report.	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.50%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  56 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300733475	d6df27f5-7f21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/15/2018: Please see the attached XXXXX XXXXX report.	03/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guideline require FICO of  720, loan qualities with FICO of 781.; No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 99 0x30 lates reporting on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 9 months reserves, loan qualifies with 13 months reserves,

300733475	ca812058-3922-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender XXX. Provide corrected CD and LOE to the borrower.
Corrected Post Close CD in file. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guideline require FICO of  720, loan qualities with FICO of 781.; No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 99 0x30 lates reporting on the credit report. ; Reserves are higher than guideline minimum UW guidelines require 9 months reserves, loan qualifies with 13 months reserves,

300733479	33a3309a-4a22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.30 months reserves; Years in Field Borrower has 21 years in Field and Co-borrower has 15 years in Field; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00% loan qualified with DTI of 39.25%; No Mortgage Lates UW Guides require 0 X 30 days late in the most recent 24 months; credit report verifies 29 months

300733480	fd2eddd9-1e22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 35.45%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99+ total months payment history with no late payments reported; FICO is higher than guideline minimum UW Guideline require FICO of  720, loan qualities with FICO of 775.

300734951	65b58e52-7721-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date.  Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

03/12/2018: Hi, please see attached. Thank you,03/09/2018: Hi, this is a purchase transaction. Borrower is not obligated to insure until disbursement. Disbursed on the XXth. Hazard in effect as of XXrd. Please see attached cd, loe to borrower and certification of delivery method. thank you,

03/12/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.03/09/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date (HOI p1008 - effective date of XX/XX/XXXX) is AFTER consummation date (XX/XX/XXXX) and AFTER the Disbursement date (XX/XX/XXXX). Insurance coverage was NOT in place on the transaction until AFTER disbursement, therefore evidence that insurance was in place BEFORE disbursement date is required. Condition remains.

Reserves are higher than guideline minimum: UW Guides require 9 months reserves, loan qualified with 12.5 months reserves; Years in Field: Borrower has 15 years in Field; No Rental Lates: UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 35 months payment history with no late payments reported

300734951	6ceb36b3-cb20-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
3/5/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum: UW Guides require 9 months reserves, loan qualified with 12.5 months reserves; Years in Field: Borrower has 15 years in Field; No Rental Lates: UW Guides require 0 x 30 days late in the most recent 12 months; VOR verifies 35 months payment history with no late payments reported

300734969	c22cda24-2e58-44bd-bd6f-e64caff454af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.
The Title wire/courier/postage fee on the final CD is incorrectly named as compared to the LE dated XX/XX/XXXX Title Wire Transfer fee and Title Document Delivery fee.  Although no tolerance, these fees should all match in naming convention.  Provide corrected CD and letter of explanation to the Borrower.
Finding is deemed non material and will be graded a B for all agencies.
300734969	cb8eb316-c71b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2018: A CDA provided reflecting a value of $XXXXXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300734979	9e5d0c6d-7421-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
															03/12/2018: Please see the attached XXXXX XXXXX Report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
300734979	60333bdd-7221-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.
Finding is deemed non material and will be graded a B.
300734982	d00d5e07-6b21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < XX X/X years old and  verification of the down payment for a purchase.  The loan file is missing a second month's statements for asset number X,X and X listed on the Final 1003;in order for the loan to be classified as a Qualified Mortgage.

Please see the attached statement that was provided initially which covers XX/XX – XX/XX. Account #XXXX (page 15 shows XX/XX – XX/XX); #XXXX (page 19 shows XX/XX – XX/XX.); #XXXX (page 27 shows XX/XX – XX/XX.)
03/09/2018: Audit reviewed Lender's rebuttal, document provided and original loan file. The statements in question are quarterly, XX/XX/XXXX-XX/XX/XXXX. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 82 months payment history with no late payments reported

300734982	bcb4965f-6c21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/09/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 82 months payment history with no late payments reported

300734996	9f6fdcc9-101f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with unspecified expanded replacement cost.  The loan amount is $XXX,XXX. A cost estimator from the insurer  was not provided, which leaves s shortage of hazard insurance coverage of $XXX,XXX.
03/14/2018: The policy includes a guaranteed replacement cost endorsement. This guarantees replacement regardless of cost. Please rescind this condition.
03/14/2018: Audit concurs with the Lender Rebuttal, and has determined that the Coverage A includes "Guaranteed Replacement Costs". The  Guaranteed Replacement cost included within the policy would cover whatever the replacement costs would be on the subject property. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810

300734996	9cbb5fad-121f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
03/08/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.77%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 810

300734998	bde61f60-011c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with XXX% replacement cost ($XXX,XXX) for total coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
03/06/2018: Received insurance company cost estimator. Hazard coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves

300734998	a159466f-831c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing hazard insurance declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves

300734998	a7e83cab-011c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/15/2018: Please see the attached XXXXX XXXXX report.	03/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves

300734998	ea866046-011c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		03/01/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.98%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12 months reserves

300735261	b81b5c4f-eb20-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply
															03/12/2018: Please see the attached XXXXX XXXXX report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.05%

300735300	e6f9cb69-fa1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The XX Transfer Tax and Transfer Taxes in section H of the final Closing Disclosure are missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300735315	7f954a1e-eabb-48b5-a0f5-1ed0dfd837dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Application Fees, Processing Fees, and Underwriting Fees paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1) :  Under the subheading Origination Charges, and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving payment
Non-material per SFIG guidance, loan will be graded a B for all agencies
300735315	259fc7d0-c864-43cc-af6e-c512fb21dee3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Collateral Desktop Analysis Fee in section B of the final Closing Disclosure was paid by the lender and all lender fees belong in section A. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300735315	0603b087-45ca-469e-9f62-79270e4e03ee	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City/County and State Tax Stamps in section E of the final Closing Disclosure are missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300735315	33191370-4a6b-4217-a92b-b50cd46ffadd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Title Services in section C of the final Closing Disclosure should be broken out into the individual fees. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300735315	bd2b2c38-571f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300735402	08bd34b9-0f22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Missing third party fraud tool	03/12/2018: Please see the attached XXXXX XXXXX report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720. loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%

300735402	175d3a4a-3e99-428d-b8d2-8f3d3b249469	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Lender QM break down was origination fee $XX,XXX, appraisal fee $XXX, commitment fee $XXX for a total of $XX,XXX vs actual of discount fee $X,XXX.XX, underwriting fee $XXX, yield spread premium $XX,XXX and appraisal report fee of $XXX for a total of $XX,XXX.XX.
03/09/2018: Received evidence of PAR rate. Points are bona fide. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720. loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%

300735402	ad64be79-0f22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing the post consummation closing disclosure from the loan file.
03/13/2018: please see revised cd, lox tracking and disbursement ledger. Please clear the condition.There wasn't a wire CD (Post Funding CD) issued as the interim interest didn't change.  Please rescind the condition.

03/13/2018: Audit compared the Final ALTA Settlement Statement and Post Funding CD, and has determined that said documents reflect same cash to close. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within XX days from error notification was provided. Loan will be rated a 'X'.   03/09/2018:  Audit reviewed Lender’s rebuttal and disagrees.  The final settlement statement reflects the following fees:  Endorsement $XX.XX, recording $XX.XX with cash out of $XX,XXX.XX.  The final CD reflects the following fees:  Endorsement $XXX.XX, recording $XXX.XX & no affordable housing fee with cash out of $XX,XXX.XX.  Per Compliance, the lender is required to provide a final or post close CD if actual charges change.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720. loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.45%

300735408	2696faf4-5122-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years in Primary Residence Borrower has resided in subject for 36 years

300735408	cd9736a4-fb22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Cash Out Amount Exceeds Guideline Maximum	Lender guidelines allow a maximum cash out of $XXX,XXX with an LTV/CLTV of XX.XX%. per the final CD the borrower received a cash out amount of $XXX,XXX.XX.
03/12/2018: Audit reviewed Lender Guidelines (dated XX/XX/XXXX XX) for cash out limits, and has determined that the maximum cash out amount for LTV and FICO for subject loan is $XXX,XXX. Total cash out amount does not exceed limits. Condition rescinded. 03/12/2018:  Pending Client exception review

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.34%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778; Years in Primary Residence Borrower has resided in subject for 36 years

300735410	2c700cd7-b627-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject is in a dry funding state.  The final Alt A Settlement Statement reflects cash to close of $XXX,XXX.XX vs the final CD reflects cash to close of $XXX,XXX.XX.  Provide a funding CD and additional conditions may apply.
03/16/2018: post CD
03/16/2018: Audit reviewed Post Funding CD, as well as the final Alt A Settlement Statement, and has determined that both documents reflect the same costs/fees. Disbursement date was corrected. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail, loan will be rated a Fitch 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.70%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33.00 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761

300735410	0c4ed1a8-3415-4fc2-917b-3521dbb84dea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The RTC rescission reflects an ending transaction date of XX/XX/XXXX and funding occurred the same date.	03/16/2018: post CD
03/16/2018: Audit reviewed Post Funding CD with corrected disbursement date, and has determined that documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail, loan will be rated a Fitch 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.70%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 33.00 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761

300735414	3688c1a5-b62e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/28/2018: Attached please find the full fraud report	03/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.86%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777

300735416	4df24259-fd22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Income Documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  Verification of Co-Borrower’s previous employment reflects a gap in employment between XX/XX/XXXX and XX/XX/XXXX; No letter of explanation is documented. Gap letter is necessary for the loan to be classified as a Qualified Mortgage.

03/14/2018:  Received gap in employment letter.  Condition cleared.03/12/2018:  Audit reviewed Lender’s rebuttal and disagrees.  Per QM, seasonal income is considered uninterrupted and may be used to qualify the consumer if the creditor documents that the consumer has worked the same job the past 2 years and expects to be rehired the next season.  The Co-borrower has not been on the same job for 2 years.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.04%

300735416	5019787c-ff22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.04%

300735416	d7e805e2-955a-4008-8c60-8354aff3ee44	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure
Missing the Borrower's Consent to Receive Communications Electronically. The loan file contains a E Consent however it is not dated. Please provide E Consent disclosure prior to the Note date for the borrowers.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.04%

300735416	1d0ba88e-fc22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		03/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months Subject reserves, loan qualified with 24.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 31.04%

300735436	48eaa49c-f327-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/21/2018: Attached is the full XXXXX XXXXX report
03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/19/2018:  Received pages 21 & 22 of fraud report.  Complete fraud report not provided.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.37%

300735437	3261d749-1122-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.13%; Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802

300735437	24d3570c-e722-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
Corrected Post Close CD in file. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.13%; Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802

300735441	f43f002c-e522-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/13/2018: Please see the attached XXXXX XXXXX Report.	03/13/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guideline require FICO of  720, loan qualities with FICO of 773.; Reserves are higher than guideline minimum UW requires 6 months reserves, loan qualfieis with 21.50 months reserves.; No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 99 0x30 lates reporting on the credit report.

300735441	4cf51111-f29f-46ff-b7e6-e4a5da8ec32a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender (included an HOA fee of $XXX.XX that is not documented in the file.   Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable
03/13/2018: Please see attached revised cd, lox. Please clear the condition
03/13/2018: Audit reviewed revised CD with corrected Estimated Taxes, Insurance & Assessments section, and has determined that the documentation submitted is deemed acceptable. The Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was also provided.  Loan will be rated a 'B'.

 FICO is higher than guideline minimum UW Guideline require FICO of  720, loan qualities with FICO of 773.; Reserves are higher than guideline minimum UW requires 6 months reserves, loan qualfieis with 21.50 months reserves.; No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 99 0x30 lates reporting on the credit report.

300735441	62866d20-e722-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA review report is missing.		03/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guideline require FICO of  720, loan qualities with FICO of 773.; Reserves are higher than guideline minimum UW requires 6 months reserves, loan qualfieis with 21.50 months reserves.; No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 99 0x30 lates reporting on the credit report.

300735463	3f1afbca-2322-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Required Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/12/2018: Received evidence equity line is closed. Document is dated post consummation. Loan will be rated a X for all agencies.
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735463	8e4e6062-2522-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal dated XX/XX/XXXX is incomplete. The bottom of all the pages of the appraisal has been cut off.		03/12/2018: Received complete, legible appraisal. Condition cleared.
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735463	772908d1-2722-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflected Estimated Cash to Close of $XXX,XXX vs. the final CD Estimated Cash to Close of $X,XXX. Provide corrected CD and LOE to the borrower.		03/08/2017: Non-material per SFIG guidance, loan will be graded a X for all agencies
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735463	63c967f5-e0cb-4ff5-87b2-e2aebbd166ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XX.XXX% vs actual TIP of XX.XXX% with a difference of X.XXX% over-disclosed. Provide corrected CD and LOE to the Borrower.		03/07/2018: Non-material per SFIG guidance, loan will be graded a X for all agencies
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735463	83c141cb-2c23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject loan is in a dry funding state.  The Alt A in file dated after consummation reflect the cash to close of $X,XXX.XX vs. the final CD reflects cash to close $X,XXX.XX.  Provide a funding CD and LOE to the borrower.
03/12/2018: Received settlement statement, explanation letter and post consummation closing disclosure. Condition cleared. Loan will be rated a X.
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735463	b6d1e75e-2922-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Information required for CD 'Summary Of Transactions' section not completed, or completed in error
The CD is missing required data under the Summary Of Transactions section for the section Payoffs and Payments individually itemizing the accounts paid off with the subject transaction.  Provide re-disclosed CD and letter of explanation.
03/07/2018: Non-material per SFIG guidance, loan will be graded a X for all agencies
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735463	ecba45cd-2822-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The property tax listed in section F of the final Closing Disclosure does not list the name of the government entity assessing the tax and the Homeowner's Insurance Premium is missing the name of the service provider.  Provide corrected CD and LOE to the Borrower.
03/07/2018: Non-material per SFIG guidance, loan will be graded a X for all agencies
 Years on Job Borrower has 9 years on job; Reserves are higher than guideline minimum UW guides require 12 months reserves, loan qualified with 43.90 months reserves; Years in Primary Residence Borrower has resided in subject for 12 years

300735471	546c4841-011b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
The lender's guidelines require an income calculation worksheet and 1008 with income calculation.  The FNMA 1084 or Freddie Mac Form 91 or equivalent is required for self-employment analysis.  Evidence of the income calculation SE worksheet is missing from the loan file.
03/06/2018: Final QM
03/06/2018: Audit reviewed QM Ability to Repay income and debt worksheet including Schedule C calculations, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 03/01/2018:  Lender provided 1008 which states XXXX-XXXX Schedule C income reviewed.  Guidelines dated X/X/XXXX require, income calculation worksheet AND 1008 with income calculation. The Fannie Mae 1084, or Freddie Mac Form 91 or equivalent is required for self-employment analysis. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807

300735471	1ec85b51-2729-4c75-a647-27fd9869df3d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		02/26/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807

300735471	d4e9ea98-c118-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		02/28/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 47.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.73%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 807

300735575	ab3d50a1-ce23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/13/2018: Please see the attached XXXXX XXXXX report.	03/13/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300735575	3f410066-1524-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum : UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300735578	92e66dfb-5c1e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
03/02/2018: The HOI was effective as the funding date of 02/21/2018. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

300735578	03f0c971-2b1e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
A Flood Cert Fee and Credit Report Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert Fee and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Issue resolution: 03/02/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 28.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 37.35%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 772

300735799	c2b244b3-741d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
03/08/2018: Invalid finding. The borrower’s business license was located and dated within 30 days of close. Condition rescinded.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 47 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 680 loan qualifies with a FICO of 766; No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.

300735799	aa9e3f29-d61c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing hazard insurance declaration	The policy number was not provided on the declaration page.		03/06/2018: Received insurance declaration page with policy number completed. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 47 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 680 loan qualifies with a FICO of 766; No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.

300735799	4848d340-831d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
03/21/2018: Attached please find the XXXXX XXXXX report
03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/19/2018:  Received pages 26 & 27 of fraud report.  Complete report not provided.  Condition remains.

 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 47 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 680 loan qualifies with a FICO of 766; No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.

300735799	bfa13d39-3877-4da4-a76d-1fac8e1341ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
Added 03/06/2018:  The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
03/26/2018: please see revised CD
03/26/2018: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification were provided. Loan will be rated a Fitch 'B'.

 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 47 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 680 loan qualifies with a FICO of 766; No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.

300735799	42a41ab8-5082-4832-8d0e-d5bde6ab174e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Added 03/06/2018:  The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance/flood insurance vs. the actual amount of SXXX.XX.  IN ESCROW: Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
03/26/2018: please see revised CD
03/26/2018: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification were provided. Loan will be rated a 'B'.

 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 47 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 680 loan qualifies with a FICO of 766; No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.

300735799	27e6fb87-d21c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		03/01/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW guidelines require 6 months reserves, loan qualifies with 47 months reserves; FICO is higher than guideline minimum UW quidelines require a FICO score of 680 loan qualifies with a FICO of 766; No Mortgage Lates UW required 0x30 in the past 24 months, loan qualfies with 0x30 with 99 months reporting on the credit report.

300735807	b7311e99-6921-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Evidence of mortgage statement for property A on Schedule E of the XXXX tax return.  Evidence the loan is escrowed and taxes and insurance are not paid separately per the loan application.  Additional conditions may apply.

Please see the attached original Note and First Payment Letter for REO property XXXX confirming that the monthly payment is escrowed. The P&I is $XXXX.XX and we are using the amount showing on the credit report which includes taxes and insurance.
03/09/2018: Received Note to verify P&I portion of payment. Taxes and insurance verified on Schedule E. Condition cleared.
 No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 58 0x30 lates reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines requires FICO of 720 ,loan qualifies with FICO of 796.; Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 47 months reserves,

300735807	a72c7843-6921-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #X for Units X,X,X located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  Additional conditions may apply.

Lease agreements were provided with the initial docs sent. Please see the attached payment history from the Property Management Company evidencing payments made from when the lease expired through the application date. The payer names all match up to the original lease agreements.

03/09/2018:  Audit reviewed Lender’s rebuttal, documents provided and original loan file.  Per QM, a rental history over the previous 24 months that is free of unexplained gaps greater than X months is acceptable.  The original loan file contained expired leases, letters from management company verifying amount & dates of rent increases and a payment history greater than 24 months for units #X, #X, #X & garage.  Lease for unit #X is not expired.  Condition rescinded.

 No Mortgage Lates UW guidelines requires 0x30 lates within 24 months mortgage history, loan qualifies with 58 0x30 lates reporting on the credit report. ; FICO is higher than guideline minimum UW guidelines requires FICO of 720 ,loan qualifies with FICO of 796.; Reserves are higher than guideline minimum UW guidelines require 12 months reserves, loan qualifies with 47 months reserves,

300736029	5391f5e7-2217-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)	Missing final application pages 3,4 & 5 from the file.		03/05/2018: Received all pages of final application. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 49.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.21%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 798

300736131	9fabf13e-b021-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/12/2018: Please see the attached XXXXX XXXXX Report.	03/12/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 51.80 months reserve; DTI is lower than guideline maximum   UW Guides maximum DTI of 43%, loan qualified with DTI of 16.25%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748

300736132	bd3ed42d-9128-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/21/2018: Attached please find the full XXXXX XXXXX report	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300736132	8819b2af-28ca-4d84-a951-8f44921c14f3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure reflects the service provider as a Reimbursement and may be reimbursed if paid by the Lender as FBO.  Provided corrected CD and LOE to the borrower.
03/15/2018: A Post Close CD cured the service provider and LOE to the borrower. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.40 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.30%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 734

300736151	b06518b5-ec69-4b51-956d-67b6e0b915c3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300736151	e4ba6b0e-4c0c-4d1a-93f7-dacf789ec519	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provided E Consent disclosure for the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300736172	ad3db51e-6a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/27/2018: Attached please find the full fraud report	03/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.14%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 51.43%

300736172	15e419a9-7c2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
Corrected Post Close CD in file. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.14%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 51.43%

300736173	1aa3aaf9-a823-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #183 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.44%

300736173	76811524-dae6-4238-b4ff-a4c53c4034e3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #183 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.44%

300736173	4dce480d-3723-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #183 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.44%

300736173	47354e9a-3723-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Transfer Tax Fee in section E of the final Closing Disclosure is missing the name of the government entity.  Please provide a letter of explanation and confirmation of delivery to the borrower. The Final CD does not reflect the County referenced to the Clerk of Court
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #183 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 75%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.44%

300736174	bc35ea8a-ea22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date.		Exception granted for properties located in CA when the effective date of the insurance is after the closing date but on or prior to the disbursement date. Final grade will be a "B" for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 44.4 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; Years on Job Borrower has 8.5 years on job

300736174	ebdaae2e-ea22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 44.4 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745; Years on Job Borrower has 8.5 years on job

300736189	a11f0368-a173-40d4-9f9c-8a5d2290aa6d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%.  No Cure.
03/09/2018: Previous CD that was uploaded03/08/2018: Signed CD02/28/2018: Letter of Explanation
03/09/2018: Audit reviewed a complete copy of the executed CD by non-borrowing spouse, and has determined that the non-borrowing spouse acknowledged the Closing Disclosure 3 days prior to consummation. Condition cleared. 03/08/2018: Audit reviewed the Lender Rebuttal, as well as the document provided, and has determined that a complete copy of the CD with signature is required. An excerpt of the signature page is not sufficient if not supported by any e-disclosure tracker. Condition remains. 03/05/2018:  Received X/X closing disclosure and disclosure tracking history verifying borrower acknowledged. Change of circumstance located on page XXX.  However, non-borrower spouse did not acknowledge.  If a transaction involves more than one consumer, “the disclosures may be made to any consumer who is primarily liable on the obligation. If the transaction is rescindable under §1026.23, however, the disclosures shall be made to each consumer who has the right to rescind.” 12 CFR 1026.17(d). Condition remains.02/28/2018: Audit reviewed the Lender Rebuttal, and has determined that the referenced CD dated XX/XX/XXXX was not provided within the loan file. Provide a copy of said CD along with the Disclosure Tracking, as evidence that the borrower viewed and acknowledged the Closing Disclosure X days prior to consummation. Condition remains.

300736189	d494a973-fd17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the post Closing Disclosure does not list name of payee. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the name of the payee.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300736189	a310c7d4-fb17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		02/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
300736209	a27eb8dd-972e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/29/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 29.41%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

300736209	d550ff50-b917-4245-b9a0-da5b4e17a78f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XXX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
03/29/2018: Audit recalculated points and fees based on PAR rate provided. Points are bona fide. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70.00%, loan qualified with CLTV of 29.41%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762

300736212	f753e473-231f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts
Per lender guidelines a 4506-T must be processed and tax transcripts obtained for the most recent 2 years to validate against all tax returns used for qualifying. Missing tax transcripts for borrower. Additional conditions may apply.
															TAX TRANSCRIPTS (docs in file already)	03/07/2018: Received 2 years' transcripts for Borrower and Co-borrower. (Co-borrowers' were in the original loan file). Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.97%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 199.60 months reserves

300736212	f108c310-251f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Right to Cancel form not properly executed	Borrower and Co-borrower Notice of Right to Cancel are required to be signed as Trustees.
The borrowers need only sign the Notice of Right to Cancel as individuals since the Trust is not a consumer as defined by CFPB: "Consumer means a cardholder or natural person to whom consumer credit is offered or extended. However, for purposes of rescission under §§ 1026.15 and 1026.23, the term also includes a natural person in whose principal dwelling a security interest is or will be retained or acquired, if that person's ownership interest in the dwelling is or will be subject to the security interest
03/07/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.97%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 199.60 months reserves

300736212	57ea7c24-241f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The subject loan was funded in a dry funding state. Funding CD is missing from loan file, please provide. Additional conditions may apply.		03/07/2018: Received final settlement statement, explanation letter and post consummation closing disclosure. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.97%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 199.60 months reserves

300736212	63c4f347-241f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XX,XXX.XX.  The most recent Loan Estimate dated X/X/XXXX indicates an amount of $XXX,XXX.XX.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.97%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 199.60 months reserves

300736212	c7649c6d-241f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the entity payees.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.97%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 199.60 months reserves

300736233	18848f9c-8f35-4fe2-8222-2085f2f39a6c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300736233	40a9225e-9428-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject is in a dry funding state.  The Alt  A Settlement Statement in file reflects cash to the borrower of $X,XXX.XX vs. the final CD reflects cash to the borrower of $X,XXX.XX.  Provided funding CD and additional conditions may apply.
03/26/2018: Hi, please see attached final settlement statement. Borrower received $XX.XX cash back. thank you03/21/2018: Hi, please see attached. thank you,
03/26/2018: Audit reviewed the final signed Refinance Statement, and has determined that the cash to close matches the Final CD. Documentation submitted is deemed acceptable. Condition cleared.  03/21/2018: Audit reviewed post funding CD, and has determined that the cash to close reflects $X,XXX.XX, whereas the estimated refinance statement  reflects $X,XXX.XX with a $XX.XX difference. Provide the final refinance statement that matches the post funding CD. Condition remains.

300736240	6557a179-ad23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/15/2018: Please see the attached XXXXX XXXXX report.03/13/2018: Please see the attached XX XXXXXX.
03/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/13/2018: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 Years in Field Borrower has 20 years in Field; Years in Primary Residence Borrower has resided in subject for 5 years; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.39%

300736256	91b1cc85-9720-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/08/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years in Field Borrower has 10 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.35%

300736258	28998642-594f-4fe5-b9fe-9f0ee06e8946	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		03/20/2018: Non-material per SFIG guidance, loan will be graded a X for all agencies
300736297	bf07d6ac-d723-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject loan was funded in a dry funding state.  Final Master Statement dated XX/XX/XXXX in file indicates a buyer's funds to close of $XXXXXX.XX and balance due to buyer of $XXX.XX for total funds to close of $XXXXXX.XX vs. the at closing CD which reflects a cash to close of $XXXXXX.XX with a discrepancy of $XXXX.XX. Please provide missing corrected or funding CD.
03/16/2018: Post CD
03/16/2018: Audit reviewed Post Funding CD, as well as the Final Master Statement, and has determined that both documents reflect the same costs/fees. Notification of the error (i.e., the letter to borrower), documents sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be Fitch 'B'.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 57.69%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.09%

300736306	72704ba3-3326-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/15/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 52.91%; Years in Primary Residence Borrower has resided in subject for 14 years; Years on Job Borrower has 7.75 years on job

300736306	dbebf5b0-21f2-4f83-a004-78f212f56073	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. No Cure - Missing document not provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 52.91%; Years in Primary Residence Borrower has resided in subject for 14 years; Years on Job Borrower has 7.75 years on job

300736306	7e7bee57-8150-4fcc-8bb7-5d9cbb6e0686	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 52.91%; Years in Primary Residence Borrower has resided in subject for 14 years; Years on Job Borrower has 7.75 years on job

300736306	5f4ffba4-ea26-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Credit Report in section B of the final Closing Disclosure was paid to the service provider as an reimbursement and if paid as a reimbursement should be paid by the lender FBO.  Provide a corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 52.91%; Years in Primary Residence Borrower has resided in subject for 14 years; Years on Job Borrower has 7.75 years on job

300736346	a02d9985-eb23-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply
															03/31/2018: Please see the attached XXXXX XXXXX report.	03/31/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #177 months excess reserves; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 60%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 43.71%

300736352	2bcc4841-3d29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/21/2018: Attached please find the full XXXXX XXXXX report	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726

300736352	8c5b60c8-e4ca-4a9b-a10d-ef34daa63d77	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as Reimburse and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
03/16/2018: A Post Close CD corrected the service provider and LOE to the borrower. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.50%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 726

300736355	85f8e985-2f22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a X.
Non-material per SFIG guidance, loan will be graded a X for all agencies
Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736355	e10f5847-782b-4514-b7e6-18c34a2faab4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
03/09/2018: Initial CD with Receipt Log
03/09/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736355	6f7c689f-0077-4d4c-a6a7-908691795e9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a  Credit Report fee of $XX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/09/2018: PCCD and Final Settlement Statement
03/09/2018: Audit reviewed Post Funding} CD and Notification of the error (i.e., the letter to borrower), documents were sent postal therefore no tracking available, and has determined that documentation submitted is deemed acceptable. Loan will be rated 'X'.

Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736355	73241673-9e21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The County Tax Stamp in section E of the final Closing Disclosure is missing the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a X for all agencies
Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736355	347254d0-2f22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing funding closing disclosure.	03/09/2018: PCCD and Final Settlement Statement
03/09/2018: Audit reviewed Master Final Settlement Statement and Post Funding CD, and has determined that both reflect the same cash to close. Tolerance cure reflected in Section J for increase in Closing Costs.  Notification of the error (i.e., the letter to borrower) was provided and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'X'.

Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736355	4a27505c-af51-45ac-9315-ad7f0c3dcb65	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is missing required data under the Loan Disclosures section for the field(s) titled Escrow Account. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a X for all agencies
Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736355	9c20811e-9f21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The homeowners insurance premium and the Property taxes in section F of the consummation CD is missing the Payee entity name. As well as The Natural hazard disclosure in section H is missing the payee entity name. . Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 42.50 months reserves; FICO is higher than guideline minimum: UW Guides require FICO of 720, loan qualified with FICO of 790; Years in Field: Borrower has 35 years in Field

300736478	60194b2d-2122-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740

300736478	1ae11c56-ff22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee and Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender XXX.		Corrected Post Close CD in file. Non-material per SFIG guidance, loan will be graded a X for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740

300736478	979e4d70-fd22-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.XX.
Corrected Post Close CD in file reflects LE figure for cash to close. Non-material per SFIG guidance, loan will be graded a X for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.96%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 740

300736495	064ef92d-7e2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/27/2018: please see attached	03/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.36%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777; Full Documentation Full Documentation loan

300736668	f9a24556-f522-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain 3rd party verification of employment
Guidelines require a VVOE within 10 business days prior to the Note date.  The VVOE is missing for the Borrower's prior employer and the Co-Borrower's 2 prior employers.  Additional conditions may apply.
03/12/2018: Audit acknowledges the client approved guideline exception for VOE outside of guidelines. Loan will be rated a B.03/12/2018: Pending Client exception review
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300736668	adecca3b-3022-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.23%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784

300736669	667a6740-fa2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B
Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum: UW Guides require 6 months reserves, loan qualified with 30.30 months reserves;  DTI is lower than guideline maximum: UW Guides maximum DTI of 43%, loan qualified with DTI of 34.38%; Years in Field: Co-Borrower has 15 years in Field

300736672	32f6d0f8-1c17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust was not provided. Pages 2 and 3 of the signed copy of the mortgage are not in file.		03/05/2018: Received all pages or mortgage a rider. Condition cleared.
 Reserves are higher than guideline minimum Reserves of 17.4 months is higher than the gudieline minimum of 6 months.; DTI is lower than guideline maximum DTI of 40.50% is lower than the guidelines maximum of 43%.; FICO is higher than guideline minimum FICO score of 745 is hgiher than the guideline minimum of 720.

300736672	85cef628-fc17-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 days prior to the Note date. The VVOE is missing for the borrower's previous employer to establish a 2 year employment history. Additional conditions may apply.
03/06/2018: An LOX regarding the borrower’s employment gap was provided with the initial docs sent.03/01/2018: Please see the attached VVOE that was sent with the initial documents. The VVOE is dated XX/XX/XXXX which is within 10 days prior to the Note date of XX/XX/XXXX. Please rescind this condition.

03/06/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that two (X) gap letters were located within the loan file. Gap Letters (pgs 84 & 86) located within the original loan file are deemed acceptable for gaps from XX/XX/XXXX through XX/XX/XXXX. The PRIOR employment WVOE, CURRENT employment WVOE and Gap letter are all located within the loan file. All documentation is deemed acceptable and meets QM 2 year employment history. Condition rescinded.03/01/2018: Audit reviewed the lender rebuttal, and has determined that verification for 2 year employment history was NOT met. Per Appendix Q, the creditor must verify the consumer’s employment requirement for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months. The Prior employment dates reflect XX/XX/XXXX through XX/XX/XXXX AND current employment start date reflects XX/XX/XXXX. Borrower has a gaps > 30 days when they switched employers, an explanation is required to meet QM requirements. QM does not allow post-closing reconciliation. Provide PREVIOUS employment VOE and Gap Letter documentation that was obtained PRIOR to consummation. Condition remains.

 Reserves are higher than guideline minimum Reserves of 17.4 months is higher than the gudieline minimum of 6 months.; DTI is lower than guideline maximum DTI of 40.50% is lower than the guidelines maximum of 43%.; FICO is higher than guideline minimum FICO score of 745 is hgiher than the guideline minimum of 720.

300736672	c1e5c67b-9d2d-4202-9896-0299bf213266	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is paid to the service provider as reimbursement and should may be paid as a reimbursement if paid by the lender XXX.  Provided corrected CD and LOE to the borrower.
02/22/2018: A Post Close CD reflects the reimbursement removed and LOE to the borrower. The loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum Reserves of 17.4 months is higher than the gudieline minimum of 6 months.; DTI is lower than guideline maximum DTI of 40.50% is lower than the guidelines maximum of 43%.; FICO is higher than guideline minimum FICO score of 745 is hgiher than the guideline minimum of 720.

300736673	d73a1c6a-491b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/01/2018: Fraud report provided. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.90 months reserves

300736673	c3dabd61-491b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Failure to provide proof of OFAC Search	Third party fraud tool not provided which is required to verify OFAC.		03/01/2018: Guidelines allow OFAC search to be verified on the credit report. Verification located on page 40. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.90 months reserves

300736673	43989aa2-23c8-4805-888a-89641bd5825e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Reviewed Disclosure History in file and it does not reflect the initial CD dated XX/XX/XXXX.
03/02/2018: please see attached disclosure history which shows the initial cd XX/XX/XXXX was received by borrowers. Please clear the condition
03/02/2018: Audit reviewed electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.90 months reserves

300736673	6cf05cca-d21b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Subject located in a dry funding state. The file on contains CD signed at closing and is missing final/funding CD required for dry funding states.	There wasn't a wire CD (post funding CD) issued as the interim interest didn't change	03/05/2018: Received attestation stating no further closing disclosures issued. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 139.90 months reserves

300736754	f25a9e4f-3829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	03/12/2018: Please see the attached XXXXX XXXXX report.	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.70 months reserves; Years on Job Borrower has 40 years on job

300736754	2ca806f1-fee4-4071-b70e-09ac41bb5829	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX/XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
03/23/2018: please see attached job aide.
03/23/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 65.70 months reserves; Years on Job Borrower has 40 years on job

300736758	2aac4c0f-2c1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Collections, Liens, etc. not paid as required by guidelines
Evidence mechanic's lien or materialman's lien in the amount of $XX,XXX.XX reflected as item #XX on preliminary title is paid as required by lender's guidelines was not provided.  Copy of Sellers' CD provided in the file reflects evidence of the tax liens items #X and #X were paid, however there is no evidence that the mechanic's lien was paid, released or satisfied.
03/05/2018: Received recorded release of lien. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Years in Field Borrower has 6 years in field

300736758	e267090f-101b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property Taxes in section F of the final Closing Disclosure are missing the name of the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 26 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Years in Field Borrower has 6 years in field

300736840	f0f34383-3e1f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.	03/08/2018: Initial & Final 4506T	03/08/2018: Audit reviewed executed Initial & Final 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require  9 months reserves, loan qualified with 38 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%

300736840	961f2d2f-5f1f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Application Fees,” "XXXXXXXXXX XXX," and "Underwriting Fees" paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.XX(f)(X):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.XX(f)(X), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
03/03/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require  9 months reserves, loan qualified with 38 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%

300736840	c6adbdd9-3b1f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The “Title – Title Services” paid to the vendor reflected in Section B of the final Closing Disclosure should be itemized. Provide corrected CD and letter of explanation to the Borrower.		03/03/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require  9 months reserves, loan qualified with 38 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%

300736840	cea83a72-9620-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - Title Services in section B of the final Closing Disclosure and did not reflect the service provider on the WLSP.  The improper placement of fees on the CD.  Provide corrected CD and LOE to the borrower.
03/03/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require  9 months reserves, loan qualified with 38 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%

300736840	c756c623-9720-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The 1st 1/2 Town/School taxes in section F of the final Closing Disclosure is missing the number of months and the government entity accessing the tax. Provide correct CD and LOE to the borrower.		03/03/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require  9 months reserves, loan qualified with 38 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%

300736840	956c16ac-371f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		03/07/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require  9 months reserves, loan qualified with 38 months reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.37%

300739006	ebc03994-8c20-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing for the co-borrower's previous employer.	03/08/2018: Hi, please see attached. thank you,	03/08/2018: Audit reviewed WVOE for co-borrowers previous employment, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300739006	fd1412ef-fe7b-4c00-aee7-dec8b97b872c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file.  The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300739006	9a6f9ecd-0d20-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Natural Hazard Disclosure in section H of the final Closing Disclosure is missing the name of the service provider entity assessing the fee. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 63 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.79%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300739008	f99c4635-6421-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/09/2018: Condo Questionnaire	03/09/2018: Audit reviewed the Condo Questionnaire, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 44.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771

300739008	2c587c4a-6421-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	Missing master hazard insurance declarations policy for subjects condominium association.	03/09/2018: Condo Master insurance	03/09/2018: Audit reviewed Condo Master Insurance Declaration page, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 44.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771

300739008	268fcf29-6421-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was missing from the loan file.	03/09/2018: CDA	03/09/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a -X.XX% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 44.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.24%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771

300739406	2bf51814-542c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/27/2018: Attached please find the full fraud report.	03/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 50.00%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 276 months reserves

300739406	8fa7e312-572c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower. Additionally, a Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued.

A Post Close CD in the loan file reflects the Credit Report fee disclosed and the Appraisal Report fee payee on Section B of the Closing Disclosure.  Condition cleared. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 50.00%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 276 months reserves

300739414	1cdcc2d6-471e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower as required by lender's guidelines was not provided.		03/07/2018: Received evidence of residency. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines requires 6 months reservse,loan qualifies with 13 months reserves. ; No Mortgage Lates UW guidlines requires 0x30 for 24 months mortgage history, loan qualifies with 0x30 31 months mortgage history reporting on the credit report.; FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724

300739414	a84cb8fd-f61e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception
The Title - Notary Fee in section C is missing the name of service provide and should be located in section B of the final CD, as it is a service on the WLSP.  Provide corrected CD and LOE to the borrower.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW guidelines requires 6 months reservse,loan qualifies with 13 months reserves. ; No Mortgage Lates UW guidlines requires 0x30 for 24 months mortgage history, loan qualifies with 0x30 31 months mortgage history reporting on the credit report.; FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724

300739414	69977efc-471e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The City Tax Stamp and County Tax Stamp in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW guidelines requires 6 months reservse,loan qualifies with 13 months reserves. ; No Mortgage Lates UW guidlines requires 0x30 for 24 months mortgage history, loan qualifies with 0x30 31 months mortgage history reporting on the credit report.; FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724

300739414	fe79ae10-481e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Miscellaneous Seller Payout, Natural Hazard Disclosure and Water Certificate in section H of the final Closing Disclosure are missing the name of the service provider.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW guidelines requires 6 months reservse,loan qualifies with 13 months reserves. ; No Mortgage Lates UW guidlines requires 0x30 for 24 months mortgage history, loan qualifies with 0x30 31 months mortgage history reporting on the credit report.; FICO is higher than guideline minimum UW guidelines requires FICO of 700, loan qualifies with FICO of 724

300739506	6c61d338-1523-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/13/2018: Please see the attached xxxxx xxxxx Report.	03/13/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; Years in Field Borrower has 15 years in Field

300739506	1f43d3b9-5623-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; Years in Field Borrower has 15 years in Field

300739506	038a91aa-f2ef-432a-b732-e9562429017e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of 84.83% vs actual TIP of 87.832% with a difference of -3.002% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 83.6 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; Years in Field Borrower has 15 years in Field

300743908	e8f40bf0-5a21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
The Lender's Guidelines require "If using for down payment, closing costs, or reserves and the property sales prior to the subject loan closing, loan proceeds must be deposited and sourced in the borrower’s liquid account; unless a direct wire is made to the subject's closing agent." Missing proof of deposit or wire for the proceeds from sale of previous residence.
03/09/2018: Received evidence funds were wired for closing. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.40%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  30.10 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months payment history with no late payments reported

300743941	42a215c7-5d2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing signed tax returns for past X years.
															03/27/2018: XXXX Signed returns were sent with the original file but I'm attaching again. I am also attaching XXXX signed return.	03/27/2018: Audit reviewed executed XXXX/XXXX 1040 Tax Returns, and has determined that the documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.
 DTI is lower than guideline maximum UW Guides with maximum DTI of 43%, Loan qualified with 36.63% DTI ; Reserves are higher than guideline minimum UW Guides require minimum 6 months reserves, Loan qualified with 18.90 months reserves; FICO is higher than guideline minimum UW Guides require minimum 720 FICO, Loan qualified with 787 FICO

300743941	e1c69f82-4c2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/27/2018: Attached please find the full xxxxx xxxxx report	03/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides with maximum DTI of 43%, Loan qualified with 36.63% DTI ; Reserves are higher than guideline minimum UW Guides require minimum 6 months reserves, Loan qualified with 18.90 months reserves; FICO is higher than guideline minimum UW Guides require minimum 720 FICO, Loan qualified with 787 FICO

300744400	b9dd57e3-6121-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.
03/15/2018: Please see the attached Credit Supplement showing the HELOC has been paid in full and closed.03/13/2018: Please see the attached Payoff and Payoff Letter indicating that the account will be closed once paid off. Both of these documents were submitted with the initial docs. Please rescind this condition.

03/15/2018: Audit reviewed POST closing Credit Supplement, and has determined that the documentation submitted reflects HELOC account closed with a zero balance. Loan will be rated a B. 03/13/2018: Audit reviewed the Payoff Statement Quote, and has determined that the document does not requests the closure and lien release of said HELOC account. Said document is only a Payoff Statement, it is not a HELOC closure letter. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.90%

300744400	f2fb5b0b-5a21-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings.  Additional conditions may apply.
03/09/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.90%

300745365	f4cc05d3-812b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance individual policy effective date is after the Note date. Provide proof the hazard insurance declaration was effective as of the disbursement date.	03/23/2018: hi, please see attached. hazard effective date is X/XX, note date is X/XX. thank you	03/23/2018: Audit reviewed all insurance documentation, and has determined that said documents are deemed acceptable. Condition cleared. HOI effective XX/XX/XXX - page 123.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776

300745365	cc070190-6c3d-4868-9cc8-2e40eb8a49ac	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776

300745365	20190dda-4062-490f-9fd4-ca6d0dea799a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXXX.XX for  the  taxes/hazard insurance/flood insurance/HOA vs. the actual amount of $XXXX.XX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776

300745365	664b736c-9e2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 25 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 776

300745499	874876df-e32e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing executed letter from the Lender of the 2nd lien HELOC indicating that the HELOC will be closed once paid in full.		03/18/2018: Received executed HELOC closure letter. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 504.30 months reserves

300745499	c2bbdbd1-e32e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/29/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 52.86%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 13.21%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 504.30 months reserves

300745504	0c2adcf4-0926-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/15/2018: Please see the attached Closure Letter.	03/15/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 Reserves are higher than guideline minimum AUS does not require any reserves, loan qualified with 2.70 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; No Mortgage Lates Credit report verifies 46 months payment history with no late payments reported.

300745504	ee80512e-0926-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation	Missing copy of social security Award Letters for borrower and co-borrower. Per Appendix QC, Award Letters are required.	03/15/2018: Please see the attached.	03/15/2018: Audit reviewed Social Security Award Letters for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum AUS does not require any reserves, loan qualified with 2.70 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; No Mortgage Lates Credit report verifies 46 months payment history with no late payments reported.

300745504	2cf19843-0e26-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/16/2018: please see attached03/15/2018: Please see the attached xxxxx xxxxx Report.
03/16/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/15/2018: Audit reviewed the LIMITED (2 pg) XXXXXXXXXX Report, and has determined that the documentation submitted is deemed unacceptable. Provide a FULL XXXXXXXXXX Report. Condition remains.

 Reserves are higher than guideline minimum AUS does not require any reserves, loan qualified with 2.70 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; No Mortgage Lates Credit report verifies 46 months payment history with no late payments reported.

300745504	1e6c467b-25c9-4fc1-834f-d5b2c3f6c8ef	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal fee and Credit Report in section B of the final Closing Disclosure is paid to the service provider as Reimbursement and should be paid by the lender FBO.  Provided corrected CD and LOE to the borrower.
A Post close CD corrected the service provider and LOE to the borrow. Loan will be graded a X for all agencies.
 Reserves are higher than guideline minimum AUS does not require any reserves, loan qualified with 2.70 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; No Mortgage Lates Credit report verifies 46 months payment history with no late payments reported.

300745504	7a1809e4-0726-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXXX.XX.   Provide re-disclosed CD and letter of explanation.
Corrected Post Close CD reflects correct LE cash to close. Non-material per SFIG guidance, loan will be graded a X for all agencies.
 Reserves are higher than guideline minimum AUS does not require any reserves, loan qualified with 2.70 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; No Mortgage Lates Credit report verifies 46 months payment history with no late payments reported.

300745778	e295f4ac-2022-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/12/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 56.90 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65%

300745779	74559eba-4d2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report. Additional conditions may apply.
03/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.49%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 12.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763

300746067	2f2d9256-0626-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/15/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  83.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.90%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 818

300746067	4ef011fe-b947-4615-8987-0e8c6de38179	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure was paid to the service provider as Reimbursed and should be paid by the lender FBO if reimbursed.  Provided corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  83.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.90%; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 818

300746068	e30e6d70-3429-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Required Documentation	Executed home equity line of credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/21/2018: Attached please find the close out letter for the HELOC	03/21/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 DTI is lower than guideline maximum UW Guides with a maximum DTI of 43%, loan qualified with a 18.61% DTI; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qaulified with 19.60 months reserves; CLTV is lower than guideline maximum UW Guides with a maximum CLTV of 80%, loan qualified with a 52.05% CLTV

300746068	e3f8fbdc-2b29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/21/2018: Attached please find the full XXXXX XXXXX report	03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides with a maximum DTI of 43%, loan qualified with a 18.61% DTI; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qaulified with 19.60 months reserves; CLTV is lower than guideline maximum UW Guides with a maximum CLTV of 80%, loan qualified with a 52.05% CLTV

300746068	aedeb13b-97ea-48c3-b4ea-9c37628b9731	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The VVOE fee in section B of the final Closing Disclosure lists the payee as the Broker. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides with a maximum DTI of 43%, loan qualified with a 18.61% DTI; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qaulified with 19.60 months reserves; CLTV is lower than guideline maximum UW Guides with a maximum CLTV of 80%, loan qualified with a 52.05% CLTV

300746081	452a5d50-d82d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/28/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.70 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.92%

300746087	7c72045b-2326-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		03/15/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.20 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.62%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768

300746274	4fd3e189-a12b-42e0-9a7f-cba90666b9a2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. (XXX XX XXCRXX) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a X for all agencies
300746274	2c4e57ff-9921-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a X for all agencies
300746595	1ca7b500-7728-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
03/21/2018: Attached please find the full XXXXX XXXXX report
03/21/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.03/19/2018:  Received page 21 of fraud report.  Complete fraud report not provided.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 89.7 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 809; Full Documentation Full Documentation loan

300746785	65a8c5f9-b527-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes
Evidence of property taxes for rental properties #2, #3 on the final application not provided. The mortgage statements for departing residence and rental properties #2, #3 on the loan application not provided.
															The XXXXXXXXX Report (already in file) reflects the property tax amounts for the 3 properties in question.	03/16/2018: Received evidence of taxes for X properties. Audit reviewed original loan file and document was not provided. P&I payments from credit report, statements not required. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.34%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 86.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300746785	3814eb94-e927-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	Note and Mortgage are missing lender and lender NMLS.		Non-material per SFIG guidance, loan will be graded a X for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.34%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 86.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300746785	8a16ae83-ef27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner’s Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a X for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 56.34%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 86.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300746792	c7bead22-c332-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
03/28/2018: The HOI was effective on funding. The loan will be rated a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 24 months’ reserves, loan qualified with 27.2 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 31.78%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 770.

300746792	674763d4-c932-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T
The lender's guidelines require an executed 4506-T at application and/or closing.  Executed 4506-T at application/closing not provided for the borrower's business X on Schedule X, Part XX of the tax return.
															04/05/2018: 4506T	04/05/2018: Audit reviewed executed 4506T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 24 months’ reserves, loan qualified with 27.2 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 35%, loan qualified with DTI of 31.78%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 770.

300746830	f939c5c8-972c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/27/2018: Attached please find the full xxxxx xxxxx report.	03/27/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; Years on Job Borrower has 16.42 years on job; Full Documentation Full documentation loan
300748406	e5c05315-9025-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	03/15/2018: Please see the attached XXXXX XXXXX report.	03/15/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves; DTI is lower than guideline maximum UW Guides UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806

300748406	5067f5f8-9525-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender XXX. Provide corrected CD and LOE to the borrower.
03/11/2018: Corrected Post Close CD in file. Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.40 months reserves; DTI is lower than guideline maximum UW Guides UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806

300749098	70f11224-542d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Non-Arms' Length Transaction	Documentation provided in the loan file indicates the loan officer on the loan application is the borrower’s spouse this relation was not disclosed making the loan a Non-Arm’s Length Transaction.	03/28/2018: Please rescind this condition. Our jumbo guidelines allow for this on a non arms length transaction.
03/28/2018: Audit concurs with the Lender Rebuttal, and has determined that the non-arms length transaction meets guidelines for an acceptable interested party (non-arm’s length) transactions. Condition rescinded.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Years in Primary Residence Borrower has resided in subject for 13 years; Years on Job Borrower has 6 years on job; Full Documentation Full documentation loan

300749098	6fdb6753-502d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/28/2018: Attached please find the full xxxxx xxxxx report.	03/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Years in Primary Residence Borrower has resided in subject for 13 years; Years on Job Borrower has 6 years on job; Full Documentation Full documentation loan

300749098	6448456d-4e2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/26/2018: A CDA provided reflecting a value of $XXXXXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Years in Primary Residence Borrower has resided in subject for 13 years; Years on Job Borrower has 6 years on job; Full Documentation Full documentation loan

300749544	ce49f76b-262d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.  The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided.
3/23/18 Please rescind this. This is not required for this program. I was told our below guidelines were approved I emailed Investor for rescission.
03/26/2018: Audit reviewed the Lender Rebuttal, and has determined that FNMA requirements for Hazard Insurance coverage of XXX% of the insurable value of the improvements, as established by the property insurer has been met. Subject policy states "XXX% Replacement Cost". Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.42%; Years Self Employed Borrower has 12.17 years Self Employed; Full Documentation Full Documentation loan

300749544	981a430b-292d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves
X.XX mos < X mos required, per lender.  Assets verified of $XXX,XXX.XX minus cash to close of $XXX,XXX.XX and XXX of $XX,XXX  = $XX,XXX.XX for reserves which is not sufficient for the subject.  Per lender guidelines, business funds cannot be used as borrower is not XXX% owner of the business.
															06/26/2018: This is not required for this program.	03/26/2018: Audit re-analyzed loan file, and has determined that the loan meets Loan Program requirements. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.42%; Years Self Employed Borrower has 12.17 years Self Employed; Full Documentation Full Documentation loan

300749544	5bede532-272d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for XX months. Payment history not provided on credit report. VOR required to verify.	06/26/2018: This is not required for this program.	03/26/2018: Audit re-analyzed loan file, and has determined that the loan meets Loan Program requirements. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.42%; Years Self Employed Borrower has 12.17 years Self Employed; Full Documentation Full Documentation loan

300749544	a913f744-272d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third-party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/26/2018: Please see attached the full xxxxx xxxxx report	03/26/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.42%; Years Self Employed Borrower has 12.17 years Self Employed; Full Documentation Full Documentation loan

300749544	459bf8e2-252d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Appraisal and Credit Report fees in section B of the final Closing Disclosure were paid to the service provider as a reimbursement and if paid as a reimbursement should be paid by the Lender FBO. Provide a corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.42%; Years Self Employed Borrower has 12.17 years Self Employed; Full Documentation Full Documentation loan

300749544	b81ec3d6-252d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/23/2018: A CDA provided reflecting a value of $XXX,XXX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.42%; Years Self Employed Borrower has 12.17 years Self Employed; Full Documentation Full Documentation loan

300749636	42ebc1ee-292e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Missing 2016 W2 for borrower and co-borrower; Per appendix Q, A creditor must verify the consumer’s employment for the most recent two full years; the W2 is necessary for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.
															03/28/2018: Please see attached 2016 W-2's	03/28/2018: Audit reviewed 2016 W2s for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 63.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.74%

300749636	3b74ba78-2a2e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/28/2018: Please see the attached full xxxxx xxxxx report	03/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 63.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.74%

300749636	9bb3255a-a421-437d-97f6-ca79a0cac737	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 LTV is lower than guideline maximum UW Guides require 70% LTV, loan qualified with LTV of 63.38%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.74%

300786119	058baed4-9e93-4568-8f05-73d7e966a2d4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker and Lender.		Finding deemed non-material, loan will be graded a B for all agencies
300786119	ad02b2f2-64d3-4b92-8e3d-627960defb11	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		Finding deemed non-material, loan will be graded a B for all agencies
300786119	f5d5ff3b-c982-4018-a513-89639ef58b10	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XX and the Application is dated XX/XX/XX.		Finding deemed non-material, loan will be graded a B for all agencies
300786119	e5da5461-5e54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
300786133	45022fd2-9ff0-4482-a32e-f5362bb9839d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker and Lender's Affiliated Business Disclosure.		This finding is deemed non-material and rated a X for all agencies.
300786133	4604aeda-5808-401a-8ef3-e4489462a5be	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		This finding is deemed non-material and rated a X for all agencies.
300786133	9b90cf9b-a5c7-4236-b99e-967238fe020f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		This finding is deemed non-material and rated a X for all agencies
300786133	644f52ec-4e58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
300786136	145b410b-4955-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/21 - CDA Provided supporting appraised value.
300786136	56bbec53-4ba5-487b-a394-8c9e48c84ce1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX		Third party valuation tool missing from file.
300786136	38b8fdbe-587f-4729-9c65-51b45a396653	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Third party valuation tool missing from file.
300786136	89f99239-2607-4a03-806d-c01b55371a31	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	05/18/2018: LE within 3 days. Thank you	05/21/2018: Lender provided Initial LE dated within 3 days of application. Exception cleared.
300786136	64cd44a1-57bc-4dfc-ab5d-aac8718e0edc	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C
The Origination Charges in Section A are subject to 0% variance.  LE dated (MM/DD/YYYY) reflects a Point Fee of $X,XXX with no resulting COC for any subsequent disclosures.  Final CD dated XX/XX/XXXX reflects an Point Fee of $X,XXX.XX for a variance/refund required of ($$X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/21/2018: COC attached. the fee changed on XX/XX due to a lock extension.05/18/2018: CoC. Thank you
05/22/2018: Lender provided COC for rate lock extension which was within 3 days of re-disclosure.  Exception cleared.05/21/2018: Lender provided COC; however, the re-disclosure of the fee was not within 3 days of notification.  Exception remains.

300786136	df69bef8-4955-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of  $X,XXX.XX a month. The lender did not include HOA fees of $XXX.
															05/21/2018: Updated PCCD. Thank you	05/22/2018: Lender provided corrected CD, LOX and proof of delivery. Exception cleared.
300786136	6a6133a4-f2c4-446a-86b4-82050c8dc54c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.	05/18/2018: E-consent. Thank you	05/21/2018: Lender provided eConsent. Exception cleared.Third party valuation tool missing from file.
300786136	431a0ab6-a058-4d6b-8242-dbda90cda53e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Third party valuation tool missing from file.
300786193	056bc47c-3e52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for subject property (per the final Closing Disclosure).	05/21/2018: Attached LOX	05/22/2018: Lender provided LOX and corrected CD. Exception cleared.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	a49a04a9-3e52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and closing. Executed 4506-T at application not provided.	05/21/2018: Attached is the 4506T at application 05/16/2018: Attached
05/22/2018: Lender provided 4506T at application.  Exception cleared.05/21/2018: Lender provided 4506T signed at closing; however, the 4506T signed at application is missing from the loan file.  Exception remains.05/17/2018: Lender provided 4506T signed at closing; however, the 4506T signed at application is missing from the loan file.  Exception remains.
Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	2e18ed2e-e879-4f6a-aab9-f78972f36391	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for both Broker and the Lender.		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	7634c0a5-38f3-4599-9c98-bc5231e302a4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	de1d3e7d-b737-4bc5-bfb7-ec065937a6ff	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		05/10/2018: Invalid finding. N/A under SFIG05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	4ccb4b04-38b3-4f10-a9a5-bf003b60a427	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	25f3c2d5-3e52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	db6ee614-ccd2-4345-9660-03f51a8e449c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	c0defa7b-b52d-45ac-9ba2-62f18cde55fe	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file which corresponds to the LE for services the borrower is permitted to shop for). No Cure - Missing document not provided.		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	853887f4-3d52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. The fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
																05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	71f669d1-4a65-4a69-8ae3-78b4f6a73491	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	The WLSP corresponding to the initial LE dated XX/XX/XXXX is missing from the loan file. No Cure.		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	c59c8650-3e52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower		05/07/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786193	964df384-a852-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD has the incorrect closing date.		05/17/18: post close CD issued with correct date	Years in Field Borrower has 10 years in Field ; Full Documentation Full Documentation Loan ; FICO is higher than guideline minimum Fico score of 749
300786195	5c6f4bf4-2a58-46f9-a29d-dbb4b647df64	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300786195	ab3346f5-8a57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) exceed corresponding L.E. fee (0% Variance when Fee is not shown on WLSP as borrower permitted to shop for)
The LE dated XX/XX/XXXX does not reflect a Survey Fee. The final CD dated reflects a Survey Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower
05/15/2018: Borrower shopped fees have unlimited tolerance. A cure is not required. Please escalate to management.
05/16/2018: Invalid exception. The CD dated XX/XX/XXX reflects a Survey Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. However, The borrower who chooses to shop for fees has an unlimited tolerance and a cure is not required.

300786195	8c8490c5-8a57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		5/18/2018: CDA received, supports appraised value.
300786200	1c2fca22-d8bc-437c-8ab4-f489c69f2c82	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/09/2018: This finding is deemed non-material and rated an B.
300786200	f220f777-32c0-4a77-893f-2224c829adb2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated on XXXXXX and the date of consummation is on XXXXXX. The timing requirement to consummation is not met.  No cure.
															05/10/2018: hello - cd was esigned by borrorwer same day it was issued - issued to borrower XX/XX - three days would be XX/XX XX/XX and XX/XX as we include XXXXXXXXX in our count. thank you!	05/10/2018: CD was electronically 3 days prior to consummation date. Exception cleared.
300786200	560e2358-c953-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
300786203	e5b767eb-4d54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply	05/16/2018: AUS	05/16/2018: Lender provided the Final AUS. Exception Cleared.	Full Documentation Full documentation loan ; Years Self Employed 7.86 years self employed ; FICO is higher than guideline minimum Fico 723
300786203	0579adc4-4d54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															05/16/2018: THIRD PARTY FRAUD REPORT	05/16/2018: Lender provided Third Party Fraud Tool. Exception Cleared.	Full Documentation Full documentation loan ; Years Self Employed 7.86 years self employed ; FICO is higher than guideline minimum Fico 723
300786203	eb805a7b-a308-4d19-99c8-c4a1938d3371	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure.		05/10/18: Non-material per SFIG guidance, loan will be graded a B for all agencies	Full Documentation Full documentation loan ; Years Self Employed 7.86 years self employed ; FICO is higher than guideline minimum Fico 723
300786203	466b8415-4e54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.	Full Documentation Full documentation loan ; Years Self Employed 7.86 years self employed ; FICO is higher than guideline minimum Fico 723
300786211	cfee4a21-3055-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	05/15/2018: Please See Attachment	05/16/2018: Lender provided copy of a title insurance loan policy. Exception Cleared.
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	85f75d0c-2d55-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	05/15/2018: Please See Attachment	05/16/2018: Lender provided a full appraisal. Exception Cleared.
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	51446238-2c55-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Lenders Guidelines required net equity funds to be verified with a copy of the settlement statement.	05/15/2018: Please See Attachment	05/16/2018: Lender provided a copy of the final ALTA Settlement Statement. Exception Cleared.
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	a2b3ea38-2e55-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															05/15/2018: Please See Attachment	05/16/2018: Lender provided Third Party Fraud Tool. Exception Cleared
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	46541139-426a-4a12-b7b9-f4fc8e2ae1f5	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non material and graded a B
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	91126bb5-5f97-460e-a7b7-6afc6cca9418	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided		This finding is deemed non material and graded a B.
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	59697a9a-4565-41d6-b296-bfe4a5ec4831	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		This finding is deemed non material and graded a B
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	3acfd8ce-f556-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Post closing Refund to Cure insufficient to cover in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
The CD's section B added a fee for pest inspection that was never disclosed to the borrower prior to as well as missing a valid COC.  A valid cure of $XX.XX was listed on the Final CD.  Therefore a cure for the remaining balance of $XX.XX is due to the borrower.

05/17/2018: Lender provided subsequent CD, issued the same day which reflects that the pest inspection fee is a section C fee, that the borrower did shop for. Section C fee not subject to tolerance. Condition cleared.

 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	6addfff0-b62a-439a-a232-d3e423004c8b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX Estimated Taxes, Insurance and Assessments section is missing the HOA fee in the "Other" section.		Non-material, this will be graded as a "B".
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300786211	abdd0593-2555-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA Report or AVM was not provided.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
 DTI is lower than guideline maximum UW Guides with maximum 45% DTI; Loan qualifed with 23% DTI; Years in Primary Residence Borrower has 18 years in primary residence; Years in Field Borrower has 20 years in the field

300788718	6458c443-2a52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing AFBD		05/07/2018: Exception deemed non-material and graded a B for all agencies.
300788718	3167e6f6-a80a-4f92-9cc7-e1be32dbfd67	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.		05/07/2018: Exception deemed non-material and graded a B for all agencies.
300788718	e49989e9-2a52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/21 - CDA provided supporting appraised value
300788719	9831cbc1-df57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card for the borrower, as required by lender's guidelines, was not provided.	05/21/2018: Visa	05/22/2018: Lender provided Visa. Exception cleared.
 Years in Primary Residence 5 years in primary residence.; FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 722.; Years on Job 5.5 years on same job.

300788719	a9e9a7f3-e957-4b7e-a9b6-7fd71dcb2267	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lender's Affiliated Business Disclosure.		This finding is deemed not material and rated a B for all agencies.
 Years in Primary Residence 5 years in primary residence.; FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 722.; Years on Job 5.5 years on same job.

300788719	981e4f5c-6085-4794-9d38-cd2aa755fa2f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing the Broker's affiliated business disclosure.		This finding is deemed not material and rated a B for all agencies.
 Years in Primary Residence 5 years in primary residence.; FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 722.; Years on Job 5.5 years on same job.

300788719	d8052419-df57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/21 - CDA provided supporting appraised value
 Years in Primary Residence 5 years in primary residence.; FICO is higher than guideline minimum UW guide require a FICO score of 680, loan qualified with a FICO score of 722.; Years on Job 5.5 years on same job.

300788720	dcf8cecc-15aa-4b19-af37-776c5abbdad9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/11/2018: This finding is deemed non-material and rated an B.
300788720	83a9339c-f568-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
300788721	082e5676-3a84-4d85-ba96-3b35c1b5e75d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non material and graded a B for all agencies.
300788721	b4fe9f3a-8772-4a01-ab5b-690cdf24742b	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		This finding is deemed non material and graded a B for all agencies.
300788721	abcfcbe2-a857-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA or AVM was not provided.		5/18/2018: CDA received, supports appraised value.
300788722	f4905229-28a0-471e-8c50-584038922c0f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		05/14/2018 - Exception is deemed non-material with a finding rating of a B for all agencies.
300788722	2c81e07a-8e57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA missing from file.		5/18/2018: CDA received, supports appraised value.
300788723	372a3df1-c452-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Home Owners Association Certificate/Questionnaire	Homeowners Certificate/Questionnaire, that includes Contact phone number, contact email, HOA dues status, frequency and amount of HOA dues not provided. Additional conditions may apply.	05/15/2018: Copy of HOA cert questionnaire	05/18/2018: Lender provided Condo questionnaire, exception cleared.	Reserves are higher than guideline minimum Loan qualified with 3.30 reserves; FICO is higher than guideline minimum Loan qualified with FICO of 786; Years on Job Borrower has 7 years on job
300788723	f5dd75e4-3a81-4ec5-8142-43a464a6ee2a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/08/2018: Exception is deemed non-material and graded a B for all agencies.	Reserves are higher than guideline minimum Loan qualified with 3.30 reserves; FICO is higher than guideline minimum Loan qualified with FICO of 786; Years on Job Borrower has 7 years on job
300788723	fb595438-c252-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Broker Affiliated Business Disclosure.		05/08/2018: Exception is deemed non-material and graded a B for all agencies.	Reserves are higher than guideline minimum Loan qualified with 3.30 reserves; FICO is higher than guideline minimum Loan qualified with FICO of 786; Years on Job Borrower has 7 years on job
300788723	172118e8-c152-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.	Reserves are higher than guideline minimum Loan qualified with 3.30 reserves; FICO is higher than guideline minimum Loan qualified with FICO of 786; Years on Job Borrower has 7 years on job
300788724	37df70f0-eb52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Occupancy Misrepresentation
The borrower represented the subject property as being an owner occupied cash-out refinance transaction.  However, the appraisal in the file noted the subject property was vacant. The subject property photos provided with the appraisal support that the property was vacant.
															05/15/2018: LOE	05/16/2018: Lender provided letter of explanation from borrower explaining why the property appeared vacant when the appraiser was present, exception cleared.
 Full Documentation Full Documentation loan; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.4 months reserves; Years on Job Borrower has 6 years on job

300788724	789a7735-c49a-442a-9c0c-aec394c96f58	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Full Documentation Full Documentation loan; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.4 months reserves; Years on Job Borrower has 6 years on job

300788724	c14068f9-e2f0-4afa-8949-458ca887f427	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Full Documentation Full Documentation loan; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.4 months reserves; Years on Job Borrower has 6 years on job

300788724	577d775a-ea52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error
The homeowners insurance – escrows and property taxes – escrows in section G of the final Closing Disclosure dated XX/XX/XXXX is missing the name of the service provider/payee.  Provide corrected CD and letter of explanation to the Borrower.
															05/15/2018: LOE FOR PROVIDER/PAYEE	05/16/2018: Lender provided revised CD and letter of explanation, exception cleared.05/08/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Full Documentation Full Documentation loan; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.4 months reserves; Years on Job Borrower has 6 years on job

300788724	57455e43-e952-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		5/21 - CDA provided supporting appraised value.
 Full Documentation Full Documentation loan; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 1.4 months reserves; Years on Job Borrower has 6 years on job

300788725	545f8bc8-d63d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Missing access letter for Account #1 listed on final 1003 from non borrowing account owner listed on statement.		04/26/2018: Access letter not required by agency when borrower is a co-owner of the account. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  52.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788725	f53c8dfb-2bdf-41b6-a778-dfa5eced557d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  52.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788725	f2e6746d-3caf-42cc-9674-88a0db5ff503	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed state threshold. $XXX.XX > $XX,XXX.XX, the maximum Points and fees permitted, by the State of MN.		04/20/2018: Utilizing the Par Rate, a calculation determined the discount points were bono fide. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  52.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788725	4e990b7b-e03c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  52.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788725	87bfeb78-e43c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  52.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788726	1291f330-db3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		04/25/2018: Lender guidelines does not required a condo questionnaire, as property approved under limited review. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.77%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  30.7 months reserves

300788726	09c2a52f-0e3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker and the Lender.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.77%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  30.7 months reserves

300788726	e417931b-db3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.77%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  30.7 months reserves

300788727	23f1edb5-8c3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
The exception is deemed non-material with a final rating of a B
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  104.30 months reserves; Years Self Employed Borrower has 13 years Self Employed

300788727	9a80b675-8b15-4456-bfe7-cb22af486fd8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The final LE does not reflect an Appraisal Desk Review fee. The final CD dated reflects an Appraisal Desk Review fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/27/2018: tolerance cure
04/30/2018: Lender Provided a Post-Consummation CD dated XX/XX/XXXX reflecting a refund requirement of $XXX.XX in order to meet 0% tolerance threshold.  Appraisal Desk Review fee on final CD dated XX/XX/XXXX is $XXX, the Appraisal Fee is $XXX, and the Credit Report Fee is $XXX.XX  The Most Recent LE dated XX/XX/XXXX did not reflect the Appraisal Desk Review fee , the Appraisal Fee was disclosed as $XXX, and Credit Report Fee as $XX. As a result, these fees are in a 0% Tolerance Section.  Corrected CD Provided, Evidence of Refund to the Borrower Provided, and letter of explanation along with proof of delivery to the Borrower also Provided. Exception Downgraded to a B.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  104.30 months reserves; Years Self Employed Borrower has 13 years Self Employed

300788727	daff003c-432a-45a7-9c19-46d99267b362	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Appraisal Desk Review fee on Final CD dated is $XXX.XX, Appraisal fee is $XXX.XX and Credit Report fee is $XXX.XX. The most recent LE does not reflect the Appraisal Desk Review fee, the Appraisal fee was disclosed as %XXX.XX and the Credit Report fee was disclosed as $XXX.XX. These fees are in a 0% tolerance section. Lender tolerance cure of $XXX.XX is required.  The tolerance cure of $XXX.XX is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, Letter of explanation and proof of delivery to the Borrower.
04/27/2018: tolerance cure
04/30/2018: Lender Provided a Post-Consummation CD dated XX/XX/XXXX reflecting a refund requirement of $XXX.XX in order to meet 0% tolerance threshold.  Appraisal Desk Review fee on final CD dated XX/XX/XXXX is $XXX, the Appraisal Fee is $XXX, and the Credit Report Fee is $XXX.XX  The Most Recent LE dated XX/XX/XXXX did not reflect the Appraisal Desk Review fee , the Appraisal Fee was disclosed as $XXX, and Credit Report Fee as $XX. As a result, these fees are in a 0% Tolerance Section.  Corrected CD Provided, Evidence of Refund to the Borrower Provided, and letter of explanation along with proof of delivery to the Borrower also Provided. Exception Downgraded to a B.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  104.30 months reserves; Years Self Employed Borrower has 13 years Self Employed

300788727	8550f20f-8d3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  104.30 months reserves; Years Self Employed Borrower has 13 years Self Employed

300788728	ed48399b-a893-4e0b-b84e-9b21f292a150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
300788728	42414e9c-4f3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		05/10/2018: CDA Received, supports appraisal.
300788730	f0fd7375-2935-4135-a1f9-19e9b3b1ec8a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XX.XX and used the incorrect amount of $XXX.XX for the taxes/hazard insurance vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a X for all agencies
300788730	fd835371-653e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788731	8369c7b1-cd41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Missing letter from CPA verifying use of business funds will not have a negative affect on business.
05/10/2018: The guidelines allow for business bank statements to be utilized when there are 3 months business bank statements provided along with a cash flow analysis of the business.  The loan file contain both the 3 months bank statements and the cash flow analysis.  Exception cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;VOM 24 months payment history with no late payments reported; Years in Field Borrower has 15 years in Field

300788731	f6d68b05-15c5-41b2-92c3-af1ac5bbea36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		The exception is deemed non-material with a final rating of a X.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;VOM 24 months payment history with no late payments reported; Years in Field Borrower has 15 years in Field

300788731	9d204344-753e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;VOM 24 months payment history with no late payments reported; Years in Field Borrower has 15 years in Field

300788732	43827a08-dc41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Appendix Q requires 2 years signed and dated personal tax returns with all schedules. Signed returns not provided.
04/23/2018: Can you please clear the below XXXX condition as this loan was approved with Straight W2 earner with no tax returns in the file.  We do not require transcripts on W2 borrowers or tax returns if tax returns are not necessary. My thought is the reviewer is asking based on the WVOE income breakdown where the employer used the “commission” section to indicate “sock income”. Underwriter used based and bonus income to qualify. We should not need any further documentation on this transaction.

04/24/2018: The WVOE breakdown reflected a "commission" section that was crossed out and changed to "stock income", which was not used to qualify the Borrower. Based on only using the base wages and bonus to qualify, the returns and transcripts were not required. Exception cleared.

 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 21.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300788732	29e8f618-dc41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Appendix Q requires 2 years IRS transcripts. Transcripts not provided.
04/23/2018: Can you please clear the below XXXX condition as this loan was approved with Straight W2 earner with no tax returns in the file.  We do not require transcripts on W2 borrowers or tax returns if tax returns are not necessary. My thought is the reviewer is asking based on the WVOE income breakdown where the employer used the “commission” section to indicate “sock income”. Underwriter used based and bonus income to qualify. We should not need any further documentation on this transaction.

04/24/2018: The WVOE breakdown reflected a "commission" section that was crossed out and changed to "stock income", which was not used to qualify the Borrower. Based on only using the base wages and bonus to qualify, the returns and transcripts were not required. Exception cleared.

 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 21.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300788732	bf127f3a-08a0-41f2-87a0-9f688c2ff55a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 21.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300788732	7cf6edae-fb55-460e-9ded-3ade7f9573e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Missing HUD Homeownership Organization Counseling Disclosure		Finding deemed non-material, loan will be graded a X for all agencies
 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 21.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300788732	febc3cdb-8d3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 8 months reserves, loan qualified with 21.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783; Years on Job Borrower has 10 years on job

300788733	b6062734-b83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing prior employer’s verification of employment between XX/XXXX and XX/XXXX for the borrower which is required for the loan to be classified as a Qualified Mortgage.
															04/26/2018: VOE GAP EXPLANATION	04/27/2018 Lender provided VVOE for previous employers and Job Gap Letter. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	d02dbaa4-b83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
															04/26/2018: LOE	04/27/2018: Lender provided Credit report invoice for broker reimbursement and not duel compensation. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	dadbc802-2e0b-4abc-9f81-976db29877db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.		04/11/2018: This finding is not material. Loan will be graded XXX for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	2344164c-3ee9-472b-8da7-7360913d3434	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet Qualified Mortgage due to missing prior employer’s verification of employment between XX/XXXX and XX/XXXX for the borrower.		04/27/2018: Credit exception addresses this exception. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	1df0589c-9de3-4d3b-9134-c55a57999619	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure is paid to the Broker and should be paid to the service provider or FBO the service provider.		04/11/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	64932eb2-b83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
Section B Title Fees and Section E Recording Fees are subject to 10% tolerance. LE dated XX/XX/XXXX reflects these charges as $X,XXX.XX ($X,XXX.XX at 10%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $X,XXX.XX for a variance/refund required of $XX.XX to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/27/2018: proof of tolerance cure
04/30/2018: Lender Provide3d Post-Consummation CD reflecting a refund requirement of $XX.XX in order to meet 10% threshold. Corrected CD Provided, Evidence of Refund to the Borrower Provided, and letter of explanation along with proof of delivery to the Borrower Provided. Exception Cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	fcc2f9f5-ad4d-49fe-826c-d503355dc7b6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Cure provided on post consummation CD.
04/11/2018: Post Consummation provides a cure. Loan will be graded XXX for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	c37fb395-b83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowner’s Association were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
04/11/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788733	632e0007-ac3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 142.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.68%

300788734	78b08f3a-513f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for S Corp and Partnership Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															04/23/2018: Could you please clear the below condition as we would not need a YTD P&L for this transaction. The most recent quarter was the end of XXXX. Underwriting Final approval was X/XX/XXXX.	04/24/2018: The loan file contained XXXX and XXXX tax returns, and the application date was XX/XX/XXXX. YTD P&L would not be required. Exception cleared.
 FICO is higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves; General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.64%

300788734	0bbb756b-3a9e-451e-b943-e758e8f44e1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a X for all agencies
 FICO is higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.20 months reserves; General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 784; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.64%

300788735	bcad2829-672c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current Balance Sheet for Schedule C Business. on Schedule E Part II of tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
05/21/2018: XXXX 04/25/2018: Balance Sheet 04/12/2018: XXXXXX XXXXXXX
05/22/2018: Lender provided Balance Sheet for XXXX.  Exception cleared.04/25/2018: The Balance sheets provided were dated post closing and one reflected a YTD as of XXXXX XX, XXXX. In order to be QM compliant, the documentation must not be dated post-closing. Furthermore, due to the Borrower only providing returns for XXXX and XXXX, the balance sheets would be required for year XXXX, at minimum through XXXXXXX XXXX, per the 120 day rule. Exception remains.04/12/2018: Lender provided P&L; however, did not provided balance sheet.  Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 488.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04%

300788735	0f28ed6c-672c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD P&L Statement for Schedule C Business. on Schedule E Part II of tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															04/12/2018: XXXXXX XXXXXXX	04/12/2018: Lender provided P&L. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 488.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04%

300788735	a80045bc-1155-4274-8868-14de9d68897a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a X for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 488.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04%

300788735	24152849-2bae-419c-a41f-671898f068a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet qualified mortgage due to missing profit loss and balance sheet for business #1 and #2 listed in final application.	04/12/2018: P&L provided.	04/12/2018: Upon further review, exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 488.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04%

300788735	33a129d5-672c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B - The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 488.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04%

300788735	42f37a9d-682c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.		03/20/2018: CDA Received, supports appraised value.”
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 488.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.04%

300788736	866b8cb0-affd-4930-865c-7e713d3adde1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		The exception is deemed non-material with a final rating of a X.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  386.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

300788736	f8f5dcaa-bcc3-4bcd-bba4-3f73d6108d15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Missing Broker Affiliated Business Disclosure		The exception is deemed non-material with a final rating of a X.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  386.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

300788736	e9dd99b8-0d3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure is missing the name of the service provider.  The Broker is reflected as the service provider. Provide corrected CD and letter of explanation to the Borrower.
The exception is deemed non-material with a final rating of a X.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  386.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

300788736	504c4e22-e3a3-4056-b806-9589af94d45c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects a Credit Report fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/11/2018: see attached XXX XX label 05/10/2018: All attached. Thank you 05/01/2018:Proof of delivery. Thank you 04/25/2018: LOE, PCCD, Refund Check and Tracking. Thank you
05/11/2018: The proof of delivery was provided. Exception downgraded to X grade for all agencies. 05/10/2018: Lender provided copy of check, corrected CD and LOX; however, did not provide proof of delivery of the refund check to the borrower.  Exception remains.05/01/2018: Lender provided disclosure tracking showing CD XX/XX/XXXX delivered X/XX/XXXX and received XX/XX/XXXX. However, no proof of delivery for refund check and letter. Exception Remains. 04/26/2018: Lender provided Letter to borrower, copy of refund check and re-disclosed CD; however, did not provided proof of delivery to borrower.  Exception remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  386.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

300788736	4972d320-0e3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  386.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749

300788737	f1830c7c-242d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance payment for REO property #1 on the borrower’s final application not provided which is required for the loan to be classified as a Qualified Mortgage.	03/22/2018: Copy of REO Insurance	03/26/2018: Verification of taxes and insurance for both rental properties provided.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.77%

300788737	8a2e38fc-242d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
															03/22/20018: the Credit report was paid by the broker and the CD is showing that we credited the broker back. attached is copy of the credit report invoices for both borrower.	03/26/2018: Invoice for both borrowers credit reports provided, which matches the amount paid to the broker on the final CD.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.77%

300788737	7908944e-588b-4c88-8e09-ee410eb92212	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/21/2018: This finding is not material. Loan will be graded X for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.77%

300788737	07373d68-cc68-4548-9bf7-4f3fa7f7975f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/21/2018: This finding is not material under SFIG. Loan will be graded X for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.77%

300788737	7ccb7e93-a0a2-44b8-b514-3929a5aa0718	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $X,XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/26/2018: COC and subsequent LE was issued on XX/XX/XXXX. Change of circumstance documented. Condition cleared,
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 193 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.77%

300788738	b18399e1-182d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 12 months. Payment history not provided on credit report. VOM require to verify.	03/23/2018: Please see attachment	03/27/2018: Credit supplement provided that shows complete housing history. Finding cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788738	25164462-182d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided.	03/23/2018: Please see attachment	03/27/2018: Insurance policies for both propertied provided. Finding cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788738	ffdd431c-2b35-4879-ac5a-d9f419ce16c7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a X for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788738	467dbb1c-5468-4001-a81b-657c71fd8c9f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for qualified mortgage due to missing hazard insurance on property #1 and missing vom for property #2 both are listed in reo section of final application.	03/23/2018: Please see attachment.	03/27/2018: All missing documentation provided. Finding cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788738	cef7b1d1-af31-4263-aeb9-c2be03658b1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated and the Application is dated.		Finding deemed non-material, loan will be graded a X for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788738	b9cbf9bc-172d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a X for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788738	ebcc6e36-182d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 62.26%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 100.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809

300788739	fe9922db-f0d0-4551-b4cd-f1c312586383	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.		04/12/2018: This finding is not material. Loan will be graded XXX for all agencies
300788739	1d532076-863e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The final CD reflects the Broker as the payee for the Credit Report Fee in Section B. The CD should reflect the ultimate payee or "Broker FBO ultimate payee."		04/12/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies.
300788739	aef35658-f474-4057-ad11-e1cdcedba675	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)
The Title - ICL Fee, Title – Judgment Report and Title – Lender Title Insurance are reflected in section C of the final Closing Disclosure. The borrower did not shop for their own title service provider and used the provider on the WLSP. The Title - ICL Fee, Title – Judgment Report and Title – Lender Title Insurance should be listed in section B of the CD.
04/12/2018: This finding is not material. Loan will be graded XXX for all agencies
300788739	6598054e-b93d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788740	7b05e70e-f5d7-4ced-a24c-80cf5b69d233	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a “X”.
300788740	1b2669e6-e622-4220-a86d-96371f200c07	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a “X”.
300788740	c8bcaae1-2b2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of a flood cert and credit report in the file.  The Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a “X”.
300788740	a137fddf-262c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
300788742	8d4d9052-3c2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
XXXX personal 1040's schedule E part II is missing business tax returns from 7 partnerships: A, B, C, D, E, F and G. The file contains 5 signed blank first pages of the XXXX Form 1065.  Additional conditions may apply.
															03/29/2018: XXXX business taxes	03/30/2018: Lender provided business returns. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788742	91964ced-2434-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1
Missing XXXX K-1 for Business F on XXXX Schedule E Part II. Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. Additional conditions may apply.
															04/25/2018: Rebuttal 04/18/2018: K1s	04/25/2018: Upon further review, exception cleared.04/18/2018: Lender provided XXXX K1 for Business F; however, did not provide XXXX K1. Exception remains.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788742	0afba800-bbad-466b-aa06-9099ae14eb8d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non material and will be graded a X for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788742	cd4e73ec-9bf4-4b19-bf61-e3fa60c43acd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		Finding deemed non material and will be graded a X for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788742	e3ac6e7d-4e02-4605-8053-70d0557a9194	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Missing documentation to verify borrowers income to qualify.		03/30/2018: Cleared as Exception is addressed in other exception.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788742	372679e1-2062-408c-92e9-86c02ad41d72	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/29/2018: Refund to bwr with PCCD	03/30/2018: Lender provided re-disclosed CD, LOE, Copy of check and mailing label. Exception cured post close.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788742	a6f9f83c-3c2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		05/11/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 42.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782; Years on Job Borrower has 11 years Self Employed

300788743	4351e64d-b641-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
04/25/2018: LOE regarding credit report fee
04/25/2018:  An invoice for the Borrower's credit report was provided reflecting a charge of $XX.XX that matches the credit report charged to the Borrower on the Final CD, along with a screen print of an email indicating an account is on monthly invoice billing. The Client indicated the CD was accurate since they are not paying the 3rd party providers, the Broker is. However, this needs to be accurately disclosed to the Borrower with "FBO". For example, payee would be "Broker FBO 3rd party provider". Please the corrective CD. Exception downgraded and graded B for all agencies.

300788743	1f26e0b2-9266-406e-a5b8-df7952fe6540	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker and Lender		04/16/2018: This finding is not material. Loan will be graded XXX for all agencies
300788743	83639f33-b641-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure is dated XX/XX/XXXX and the application date is XX/XX/XXXX.		04/16/2018: This finding is not material. Loan will be graded XXX for all agencies
300788743	a48af120-2f26-45c1-a191-974ca436b9a1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The Initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX.	04/25/2018: Initial LE dated XX/XX/XX	04/25/2018: Lender provided initial LE. Exception cleared.
300788743	fd3cf94e-a13e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788745	98420db2-2f1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE for the borrower is dated post loan consummation.	02/28/2018: Borrower WVOE	03/01/2018 Lender provided VOE. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.15%

300788745	46d29419-301b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Provide evidence the credit report and appraisal were not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.

03/15/2018: Please see attached proof of the credit report the broker paid. the broker gets billed monthly for the credit report. Also the CD is accurate as we are not paying the 3rd party provider the broker is. 02/28/2018: appraisal invoice shows the broker paid for the appraisal fee. Pending the credit report invoice.

04/03/2018: Invoice showing that the appraisal fee was paid to the appraisal provided. Condition cleared. 03/15/2018:  An invoice for the Borrower's credit report was provided reflecting a charge of $XX.XX that matches the credit report charged to the Borrower on the Final CD, along with a screen print of an email indicating an account is on monthly invoice billing and the origination credit report was included in the XX/XX/XXXX payment of $XXX.XX. However, an invoice for the appraisal fee of $XXX.XX was not provided reflecting the Broker paying the Appraiser. The Client indicated the CD was accurate since they are not paying the 3rd party providers, the Broker is. However, this needs to be accurately disclosed to the Borrower with "FBO". For example, payee would be "Broker FBO 3rd party provider". Please provide the appraisal invoice and corrected CD. Exception remains.03/01/2018: The client provided commentary indicating the appraisal invoice shows the broker paid for the appraisal fee and the credit report invoice was pending. The actual invoices reflecting the Broker paid the Appraisal fee and Credit Report fee were not provided. Once the Invoices are provided to prove the Broker paid for the fees, please also provide a Corrective CD reflecting the fees being paid to the Service Provider or FBO the Service Provider rather than paid to the Broker, as this is an incorrect disclosure of Section B fees. Exception remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.15%

300788745	476ee85d-3772-4c10-81d1-32853cfdbbe0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		02/26/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.15%

300788745	3397be79-6798-4a49-9da6-4b2df610b486	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/26/2018: This finding is not material under SFIG. Loan will be graded X for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.15%

300788745	4990b10c-301b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Loan Estimates dated XX/XX/XXXX and XX/XX/XXXX are missing from the loan file. Additional conditions may apply upon receipt.	02/28/2018: LOE regarding LE dated X/X/XX and copy of LE dated X/X/XX	03/01/2018: Lender provided LOE for LE dated X/X/XX and copy of LE dated X/X/XX. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.15%

300788745	bf17a430-1d1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/27/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 788; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.15%

300788746	3265d7fe-dbe7-4d1c-b2b2-c94f37ca163c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception non-material level B finding.
300788746	d8bece28-d422-4846-bf0a-c05f27d1fb8c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of receipt of Initial Closing Disclosure 3 business days prior to consummation for the co-borrower. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.

01/30/2018: Copy of the Data tracking , LE was sent out on X/X/XX consented on X/X/XX Closed on X/X/XX this should be ok  01/25/2018: Copy of the Data tracking , LE was sent out on X/X/XX consented on X/X/XX Closed on X/X/XX this should be ok

05/11/2018: Transaction is not rescindable; therefore, borrower's acknowledgement is sufficient. Condition cleared. 01/30/2018: Lender provided same disclosure tracking for the Borrower (Has borrowers email only and no co-borrowers name or email) Missing co-borrowers acknowledgement. Exception remains.01/29/2018: Lender provided disclosure tracking for Borrower (Missing co-borrowers acknowledgement). Updated Exception. Exception remains.

300788746	ee84504a-dc18-4229-b48b-a4bcb368bde6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the service provider.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300788746	373c02df-75d8-4f52-8080-50a8abea0d1a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300788746	8c6eb035-2dfd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Supplemental Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300788746	4388a6a9-5ffc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		02/09/2018: CDA Received, supports appraised value. Exception cleared.
300788747	04b7538d-821d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	General Compliance Exception
Based upon amounts disclosed in Sections A & B of the final Closing Disclosure, it appears that dual compensation is taking place. Section 12 CFR 226.36(d)(2) states that if any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction. Please provide evidence the credit report was not paid directly to the broker as reflected on the final Closing Disclosure. Additional conditions may apply upon receipt.
															03/26/2018: Credit the broker for the credit report fee. Please see attachment.	03/28/2018: Lender provided Credit report invoice showing Broker was being credited for the credit report fee. Exception cleared.
300788747	8a4825c7-47aa-4651-9c22-c17477bd7a50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the broker and lender.
300788747	9475870c-2f1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
300788747	b2f46686-571b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	The Credit Report Fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		3/1/2018: Invalid Finding. Changed to General Compliance Exception
300788747	0b254430-2e1b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		02/27/2018: CDA Received, supports appraised value.
300788748	39eae07b-0b01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	There is no evidence of the CU risk score in the file. The desk review is missing from the file.	02/27/2018: CU is not provided on multi unit properties. no desk review required. Please clear.	3/01/2018: Lender commented a CU is not required on multi unit properties. Exception cleared.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	17d11e50-0b01-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	File is missing taxes and insurance verifications for both rental properties listed on the Co-Borrower's final 1003.	01/29/2018: Please see the attached LOE confirming no taxes/insurance required due to the properties being Co-Ops. 1008 also attached	01/30/2018: Lender provided same LOE and 1008 stating no Taxes and Insurance for Co-Ops, verified correct. Exception cleared.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	98e36de3-6ce4-455d-a279-91f5a0068186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		1/23/2017: Exception is deemed non-material with a final rating of a “B”.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	9f032346-fa00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		1/23/2017: Exception is deemed non-material with a final rating of a “B”.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	3a6eae68-d41f-4196-aae6-e20b20593d30	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage, file is missing taxes and insurance verification for both rental properties listed on the Co-Borrower's final 1003.		01/30/2018: Changed to clear as exception is in Credit Rating tab.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	2aa6f0c5-ff00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The City Tax and XXXXXXX Tax in section E of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		1/23/2017: Exception is deemed non-material with a final rating of a “B”.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	f6738cd2-ff00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The prepaid Property Taxes in Section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		1/23/2017: Exception is deemed non-material with a final rating of a “B”.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788748	96826de7-8dfc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		02/09/2018: CDA Received, supports appraised value. Exception cleared.
 FICO is higher than guideline minimum 776 FICO score > 700 required; Reserves are higher than guideline minimum 13 months PITI reserves > 6 months required; DTI is lower than guideline maximum 40.46% DTI < 43% permitted

300788749	52f8b644-4e85-4021-a537-298d1b6e83af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final Closing Disclosure does not reflect a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction. Provide corrected CD and letter of explanation to the Borrower.
This finding is deemed non-material and graded a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years on Job Borrower has been at the same job for 9 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.91%

300788749	10a96e15-e901-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for LE's dated XX/XX/XX, XX/XX/XX, XX/XX/XX, XX/XX/XXXX, and XX/XX/XXXX as the loan amount, credit report, attorney fee Lender- Title insurance, and Transfer fee has decreased and additional Title fees have been added.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
03/06/2018: See attached LOE/TRACKING/REFUND/CD 02/28/2018: Please review the upload. COC dated XX.XX.XX and XX.XX.XX. Thank you 02/21/2018: uploaded all COC's requested: XX/XX,XX/XX,XX/XX,XX/XX,
03/06/2018: Lender provided proof of delivery to borrower, evidence of refund, letter to borrower, and corrected CD. Exception cleared.  03/06/2018: Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception cleared.  03/01/2018: Lender provided COC for XX/XX and XX/XX.  The recording fee increased from $XXX to $XXX which did not have a valid change of circumstance, resulting in a $XXX.XX refund due to cure. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.  02/22/2018: The LE dated XX/XX/XXXX reflects an Appraisal Desk Review Fee of $XXX.XX that was added and ultimately charged to the Borrower at consummation, resulting in a $XXX.XX refund due for cure. The LE dated XX/XX/XXXX reflects an increase in the Recording Fees, which increased from $XXX.XX on the Initial LE to the $XXX.XX Recording Fees were ultimately charged to the Borrower at consummation, resulting in a $XXX.XX refund due for cure. The LE dated XX/XX/XXXX reflects a decrease in the Lender Credits, which decreased from $XX,XXX.XX on the Initial LE to the $XX,XXX.XX ultimately credited to the Borrower at consummation, resulting in a $XX,XXX.XX refund due for cure. Please provide valid COCs that were re-disclosed within 3 days of when the valid COC was known to the Lender or please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years on Job Borrower has been at the same job for 9 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.91%

300788749	b8643b55-0a03-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, CDA not provided	05/16/2018: clear copy of appraisal	05/25/2018: CDA Received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760; Years on Job Borrower has been at the same job for 9 years.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.91%

300788751	96d9a21d-df6c-42d3-8670-8c45983ef214	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/08/2018: Exception deemed non-material and graded a B for all agencies.
300788751	8c022fd4-1073-4bbe-a668-7b5dfdf98aab	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD X days prior to consummation was not provided. No cure.	03/15/2018: Initial CD signed	03/16/2018: Lender provided signed Initial CD, exception cleared.
300788751	1d148795-7013-4419-a199-47b3361dd433	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Over disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure reflects an APR of X.XXX%. The most recent Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of  X.XXX% and exceeds allowable tolerance of X.XXX%.   No Cure.
05/16/2018 APR over-disclosure variance is actually > than X.XXX. Per SFIG grading this is a non-material B finding. Condition waived.
300788751	11829f0a-8f47-4860-8243-8426760bda25	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of X.XXX%. No Cure.
05/16/2018 APR over-disclosure variance is actually > than X.XXX. Per SFIG grading this is a non-material B finding. Condition waived.
300788751	b7ea18f0-e552-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/21 - CDA received supporting appraised value.
300788752	abcf65ed-a957-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
300788753	35b00130-9153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Recording Fee for Deed/Mortgage was not disclosed on the final Closing Disclosure, Section E. Recording fees belong in section E. Taxes and Other Government Fees.  Provide corrected CD and LOE to the Borrower.
05/09/2018: Exception deemed non-material and grade a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788753	b583db73-9853-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months HOA dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
															05/16/2018: Attached you will find the Post Closing Closing Disclosure along with an LOX	05/18/2018: Lender provided LOX and corrected CD. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788753	5588a226-9853-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2017: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788753	7be722fc-8b53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
AUS in file requires all net equity funds to be verified so as to have sufficient funds to close.  The estimated Seller's statement in file states it is an estimate only and is subject to change. The loan file is missing sufficient documented assets for cost to close.
															05/16/2018: Attached	05/18/2018: Lender provided final settlement statement from sale of departing address. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788753	1d5c836a-8b53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	05/16/2018: Attached	05/18/2018: Lender provided Settlement statement from sale of departing address. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788753	304bd7f5-3169-4018-8294-48fe59724cee	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/09/2018: Exception deemed non-material and grade a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788753	56f58eb5-9153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust:  2.) Final title policy with recorded data for Mortgage/Deed of Trust: 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															05/16/2018: Attached is Final Title Policy	05/18/2018: Lender provided final title policy. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 68.70 months reserve; DTI is lower than guideline maximum Loan qualified with DTI of 37.01%.; FICO is higher than guideline minimum Loan qualified with FICO of 763.

300788754	8b698fd5-a557-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	All pages of the final application were not provided, page 4 is missing.	05/15/2018: Attached for review. Thanks!	05/16/2018: Lender provided complete Final Application, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 40.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794

300788754	df048b86-a557-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 40.90 months’ reserves ; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 38.39%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794

300788755	df7eea8e-2755-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Improper Calculation of Income
The lender failed to accurately calculate the Borrower's income.  A monthly income of $XXXX.XX was reported on Lenders Income Worksheet and matched income documentation of $XXXX.XX bi-weekly. However $XXXX.XX was used by the lender to determine the DTI.
															05/15/2018: Please see attached for review. Thanks!	05/17/2018: Lender provided an updated AUS,1003 and 1008 reflecting the lower income. DTI now matches audit DTI. Exception cleared.
 Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with  44.4 months reserves; Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years in Field Borrower has 10 years in Field

300788755	6070dcd6-3055-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Changed Circumstance form
Missing corresponding COC for initial CD as the loan amount has increased from $XXXXXX.XX to $XXXXXX.XX and the rate increased from X.XXX% to X.X%.  The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.

05/21/2018: A COC is required only if the change caused a direct impact to fees. There was no increase over tolerance to the X or XX% fees, so no COC was required. 05/15/2018: No COC is required as the initial CD serves as the re-disclosure. Please review and clear. Thanks!

05/22/2018: Lender responded that a COC is not required if the change did not impact fees. Fees did not increase.  Exception cleared. 05/17/2018: The loan amount increased along with the interest rate.  The evidence of when the lender was first aware of the changes is missing from the loan file to verify the re-disclosure was within the timing requirement.  Exception remains.05/16/2018: When there is a change in loan amount there needs to be an explanation on why the change of circumstances. The CD does not give an explanation. Exception remains.

 Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with  44.4 months reserves; Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years in Field Borrower has 10 years in Field

300788755	8ce358c7-ae54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides do not require reserves, loan qualified with  44.4 months reserves; Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $X,XXX.XX in disposable income  ; Years in Field Borrower has 10 years in Field

300788756	edf69e72-4059-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' bank statements. The loan file contains only one month statement and is missing a statement for a second month.	05/24/2018: Bank Statements	05/25/2018: The two months bank statements were provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require verification of reserves, loan qualified with  48.7 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years; Years on Job Borrower has 17 years on job

300788756	084953c4-4059-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Lender's guidelines require 2 months' bank statements. The loan file contains only one month statement and is missing a statement for a second month.	05/24/2018: Bank Statements	05/25/2018: The two months bank statements were provided. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require verification of reserves, loan qualified with  48.7 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years; Years on Job Borrower has 17 years on job

300788756	82c48aec-4159-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/25/2018: CDA Received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require verification of reserves, loan qualified with  48.7 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years; Years on Job Borrower has 17 years on job

300788757	cb403794-8257-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Purchase Contract	A copy of the purchase contract was not provided	05/24/2018: Purchase contract	05/25/2018: The Purchase Contract was provided. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.93%; Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with  13.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

300788757	7009366e-e05a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence was not provided	05/24/2018: taxes/ins for other property	05/25/2018: Departing residence obligations were provided. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.93%; Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with  13.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

300788757	99cb9b11-e7f8-47ce-bdc3-9ab3a46b9b81	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated on a Friday and signed at consummation the following Monday.
															05/24/2018: signed CD	05/25/2018: The missing signed Initial CD was provided, which met the timing requirement of 3 business days prior to consummation. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.93%; Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with  13.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

300788757	d119e24d-d55a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/25/2018: CDA Received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 39.93%; Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with  13.4 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported

300788758	39a3fa2b-3f3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	04/26/2018: HUD from Sale of Property	04/27/2018: Lender provided HUD from Sale of Property. Exception Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.26%

300788758	5b5019b8-b025-43f1-9ae5-b5b389237db2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/12/2018: Exception deemed non-material and graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.26%

300788758	fdd5a86f-833e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	04/26/2018: Rate Lock Agreement	04/27/2018: Lender Provided the Rate Lock Agreement. Exception Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.26%

300788758	58c61d28-9fe3-4d6f-b212-0225b37b11c1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	Missing initial LE with Right to receive copy of appraisal language.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.26%

300788758	4231f9ae-4452-4bba-980d-fab979b8a316	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate	04/26/2018: Loan Estimate and Initial Disclosures	04/27/2018: Lender Provided Loan Estimate and other Initial Disclosures. Exception Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.26%

300788758	decee16d-823e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.10 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.26%

300788759	01943bdb-0253-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain gift documentation	Borrower received gift funds for down payment and reserves. Evidence of the transfer of the gift funds was not provided as per guideline requirements.	05/15/2018: Gift funds were given directly to escrow	05/16/2018: Lender provided evidence of transfer of funds from the donor's account to the escrow company for closing. Exception Cleared.	Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum Borrower credit score is 778; LTV is lower than guideline maximum The LTV/CLTV is 52.13%
300788759	408ca628-0353-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Failure to obtain gift documentation: Borrower received gift funds for down payment and reserves. Evidence of the transfer of the gift funds was not provided as per guideline requirements.	05/15/2018: Gift deposit docs	05/16/2018: Lender provided evidence of transfer of funds from the donor's account to the escrow company for closing. Exception Cleared.	Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum Borrower credit score is 778; LTV is lower than guideline maximum The LTV/CLTV is 52.13%
300788759	60ea67ce-ff52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.	Years on Job Borrower has 6 years on job; FICO is higher than guideline minimum Borrower credit score is 778; LTV is lower than guideline maximum The LTV/CLTV is 52.13%
300788760	6cf1d60f-9e57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															05/15/2018: Fraud Report	05/16/2018: Lender provided Third Party Fraud Tool. Exception Cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; Loan qualified with 16.60 months reserves; Years in Primary Residence Borrower has 13 years in primary residence; Years in Field Borrower has 40 years in the field

300788760	e428fbf6-41c8-434b-85b8-74e053a5bb3c	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Lenders Affiliated Business Disclosure.		This finding is deemed non material and graded XXX
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; Loan qualified with 16.60 months reserves; Years in Primary Residence Borrower has 13 years in primary residence; Years in Field Borrower has 40 years in the field

300788760	18231a0b-c757-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The CD's in file are missing the correct government entity payee for the transfer taxes.		This finding is deemed non material and graded XXX
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; Loan qualified with 16.60 months reserves; Years in Primary Residence Borrower has 13 years in primary residence; Years in Field Borrower has 40 years in the field

300788760	d8e76936-c757-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credit insufficient to cover overages in C.D. Transfer Taxes - Section E
Lender cure required for the invalid increase of the transfer taxes in section E.  Initial LE lists these at $XXX and the second LE and final CD list the taxes as $XXX.XX with a valid lender credit for only $X.XX cents.  The fee is invalid as the increase was not given a valid reason and the loan amount did not increase.  Lender cure due to the borrower for the difference of $XXX.XX
05/15/2018: LE and COC from XX/XX.
05/16/2018: Lender provided the COC to the most recent LE dated XX/XX/XXXX.  This COC showed a valid increase of transfer taxes in Section E of the post-consummation CD dated XX/XX/XXXX.  The Initial LE lists the transfer taxes as $XXX and the second LE and post-consummation CD lists the transfer taxes as $XXX.XX with a valid lender credit for $XX.XX cents.  No lender cure needed for the difference of $XXX.XX.  Exception Cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves; Loan qualified with 16.60 months reserves; Years in Primary Residence Borrower has 13 years in primary residence; Years in Field Borrower has 40 years in the field

300788760	eead0894-9e57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report or AVM was not provided.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves; Loan qualified with 16.60 months reserves; Years in Primary Residence Borrower has 13 years in primary residence; Years in Field Borrower has 40 years in the field

300788761	e31907da-c03d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 9 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business within 30 days of Note Date. The loan file contained verification of the borrower’s business dated XX/XX/XXXX and XX/XX/XXXX.  Verification within 30 days of Note date is required for loan to be classified as a Qualified Mortgage.
															4/26/18 - Verification of Employment for both borrowers attached	4/27/18 - Verification of Self-employment has been received within 30 days of the Note date. Exception Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Years Self Employed Borrower has 9 years Self Employed

300788761	67cb46b4-c03d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	An employment verification within 10 days of the note date as required by lender's guidelines was not provided for co-borrower. This is required to be classified as a Qualified Mortgage.	4/26/18 - Verification of Employment for both borrowers attached	4/27/18 - Verification of Employment has been received within 10 days of the note date. Exception Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Years Self Employed Borrower has 9 years Self Employed

300788761	5dfe465a-c23d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording with Statement from the Title Company and/or Closing Agent.
															4/26/18 - Recorded DOT	4/27/18 - Lender provided the recorded mortgage/deed of trust. Exception Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Years Self Employed Borrower has 9 years Self Employed

300788761	80d49cd6-c23d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 766; Years Self Employed Borrower has 9 years Self Employed

300788762	6c7f2e74-8157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	05/15/2018: title report	05/16/2018: Lender provided copy of the ALTA commitment for title insurance. Exception Cleared.
 Reserves are higher than guideline minimum UW Guides require 2 months’ reserves, loan qualified with 20.7 months’ reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.66%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

300788762	cb789791-7457-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	05/15/2018: flood cert	05/16/2018: Lender provided Flood Certificate, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 2 months’ reserves, loan qualified with 20.7 months’ reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.66%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

300788762	ebd0b169-8257-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 2 months’ reserves, loan qualified with 20.7 months’ reserves.; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 17.66%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784

300788763	552b3fa0-4a3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing prior employer’s verification of employment between XX/XXXX and XX/XXXX for the borrower as the VOE provided reflects a start date of XX/XX/XXXX, which is required for the loan to be classified as a Qualified Mortgage.

05/09/2018: The concern is that the XXXXXXXXXXXX VOE shows a “more recent hire date of XX/XX/XXXX” and an Original Hire Date of  XX/XX/XXXX. The term date is  XX/XX/XXXX and total time with employer is X years XX months. There is no way that his original hire date could be a month after his most recent hire date. It appears there is a typo and the Original Hire Date should have read XX/XX/XXXX. The borrower has W2 earnings of $XXXXXX.XX for XXXX which is an average of $XXXXX.XX/month. His 1003 shows he made less than this per month. Had he really had a hire date of  XX/XX/XXXX - - that means he had averaged $XXXXX/month. These numbers just do not add up. Just to make it more difficult – because this company participates with XXXXXXXXXXXXXXXX, they don’t work with lenders off line. I tried to find information and phone numbers so I could potentially talk to an individual from XXXXXXXXXXXX and all efforts were met with brick walls. Can you please escalate for review? Thank you!

05/10/2018: Lender responded that the VVOE dates for the borrower does not make sense and that it also says the borrower was with employer for X years and XX months.  The VVOE reflects the borrower was with employer for X years and XX months which matches what the 1003 reflects.  Also, the income docs in the loan file verifies the borrower was with the employer for the past X years. Exception cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751

300788763	4fa07089-01cc-4346-8740-074153e9283e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title – Recording Service Fee disclosed in Section B of the final Closing Disclosure is missing the name of the service provider.		04/13/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751

300788763	c30454d7-ab3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.62%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 13.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751

300788764	d7a3c3b2-603f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Guidelines require 2 years signed and dated personal tax returns with all schedules. Signed returns not provided and required to be considered a Qualified Mortgage.		04/18/2018: Invalid finding. Borrowers are wage earners with no commission or rental income. Signed tax returns are not required per QM or lender guidelines
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.90 months reserves

300788764	dd4c2df3-7e3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.74%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.90 months reserves

300788765	8d0a9477-9c54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
300788766	d8c72dd4-c157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Missing verification of self employment for Borrower within 120 days of note date.	05/25/2018: Only XXXXXXXX income was used to qualify. Please see AUS and 1008. 05/21/2018: Verification of self-employment was included in the original package
05/29/2018: Lender provided a resubmitted DU, which excluded the Borrower's income and increased the DTI to XX.XX%. Exception cleared. 05/22/2018: Lender provided verification of self-employment for co-borrower.  The loan file is missing the verification of self-employment for the borrower.  Exception remains.

 Years Self Employed Borrower has 6 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300788766	f91647dd-fd64-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	Required reserves of $XXXX.XX per DU for the 30-day accounts. Assets verified of $XXXXXX.XX, minus cash to close of $XXXXXX.XX = $XXX.XX for reserves which is not sufficient.		06/07/2018: Lender provided additional assets and an updated DU. Exception cleared.
 Years Self Employed Borrower has 6 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300788766	75a0cc45-fa45-48d1-9294-baec6c7a9d35	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Loan does not meet criteria for Temporary Qualified Mortgage due to missing Verification of Employment for both borrowers.
05/29/2018: Lender provided a resubmitted DU, which excluded the Borrower's income and increased the DTI to XX.XX%. Exception cleared. 05/22/2018: Lender provided verification of self-employment for co-borrower.  The loan file is missing the verification of self-employment for the borrower.  Exception remains.

 Years Self Employed Borrower has 6 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300788766	b8d5f0aa-c157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.
06/06/2018: CDA not required per Lender guidelines when CU < 2.5.  Condition has been accepted and waived based on Lender guidelines.06/06/2018: CDA is required. The 05/14/2018 comment was input by error. Exception remains.5/14 - CDA not required due to CU score.

 Years Self Employed Borrower has 6 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746

300788767	d49f77af-f799-4b6a-9c94-87f939efe147	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission.
															04/25/2018: Settlement Statement	04/26/2018: Lender provided settlement statement reflecting a disbursement date after the expiration date of the RTC. Exception cleared.
300788767	3af6127c-dc3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788769	3f48b06a-aa97-439c-b8e3-ead393c30e3f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require form H-9.	05/07/2018: Attached is the new Right to Cancel 04/25/2018: this is a R/T refi and the loan amount did not increase, it actually decreased. The H-8 form should be fine. Please review.
05/07/2018: Lender provided an ROR on form H-9. Exception cleared.05/04/2018: This exception was cleared erroneously. A calculation determined there was new money in the amount of $XXXX.XX, and therefore, the H-9 is required. Exception remains.04/25/2018: Although this was a same lender r/t refinance, there was no new money, and therefore, rescission was not required. However, since the H-8 was provided it was sufficient. Exception cleared.

300788769	217861c6-5e3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	The Title – Notary Fee disclosed in Section C of the final Closing Disclosure is missing the name of the service provider.		04/13/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
300788769	cff550cb-ca3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788770	943b6baf-d53d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule Business A on 1120S XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															05/01/2018: P&L	05/02/2018: Lender provided XXXX YTD P&L and Balance Sheet for Business A on 1120S XXXX tax returns. Exception Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Years in Field Borrower has 25 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.03%

300788770	56aa3d95-abbc-474f-a3c4-eae2b2f42de3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan missing Profit and Loss statements and investment rental leases.	05/01/2018: P&L	05/02/2018: Lender provided XXXX YTD P&L and Balance Sheet. Exception Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Years in Field Borrower has 25 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.03%

300788770	4935b794-653e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 763; Years in Field Borrower has 25 years in Field  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.03%

300788771	e380417d-b83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Prepaids section of the final Closing Disclosure does not list number of months Homeowners Association dues were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
4.11.18 - This finding is deemed not material with a final rating of X.
300788771	a3c35729-a83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788772	ddedcd18-903e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the file.		05/10/2018: CDA Received, supports appraisal.
300788773	8c50cd81-402d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	03/23/2018:Rate Lock	03/28/2018: Lender provided rate lock. Exception cleared.
300788773	5b52aefc-0d2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		05/11/2018: CDA Received, supports appraisal.
300788774	4de6c9cf-6a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300788774	bf728db6-6a2c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
300788775	a35368ce-c840-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for departing residence or LOX if no HOA dues.	05/01/2018: LOX re HOA Dues	05/02/2018: Lender provided Lox and invoice showing HOA for departing property has been paid. Exception Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 23.9 months reserves, loan qualified with 6 months reserves

300788775	bdbbdd61-7a3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the file.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.35%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 23.9 months reserves, loan qualified with 6 months reserves

300788776	ea2cb878-212d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  An employment verification within 30 days of note date as required per Appendix Q  for loan to be deemed a Qualified Mortgage was not provided for the borrower.
															04/13/2018: Attached 03/26/2018: Attached	04/13/2018: The business license was provided. Exception cleared.03/28/2018: Lender provided verification of business, however document is dated post close. Finding remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788776	4924df11-b8fa-462a-9ba4-b8832f3cbe91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	An employment verification within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for the borrower.	04/13/2018: Attached03/26/2018: Attached	04/13/2018: The business license was provided. Exception cleared.03/28/2018: Lender provided verification of business, however document is dated post close. Finding remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788776	e6073360-cc02-438f-9185-5f7ef13ab5f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in Section B despite evidence of a Flood Cert in the file.  The Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788776	d4039bd4-032d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third Party valuation not provided.		05/11/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.92%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 116 months reserves ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780

300788777	49d3578f-323f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet and YTD Profit & Loss	Missing the current Balance Sheet and P&L Statement for Schedule C Business. This is required to be classified as a Qualified Mortgage.	05/01/2018: Attached is an LOX from the UW that explains better what he did. 04/27/2018: Attached. 04/25/2018: Attached
05/15/2018: Loan file documentation confirms that borrower is a 1099 employee for the business listed on the schedule C. P&L and balance sheet not required for 1099 borrowers. Condition cleared. 05/02/2018: LOX provided by lender is not acceptable. P&L and Balance Sheet is needed for Schedule C Business listed to be considered a Qualified Mortgage. Exception Remains.04/27/2018: Lender Provided the same documents as referenced in the Main PDF File.  Refer to Pages #484, #487, #488, & #492.  Lender did not provide P&L and Balance Sheet for Schedule C Business.  Additionally, these documents are required in order to be classified as a Qualified Mortgage.  Exception Remains. 04/26/2018: Lender provided P&L and balance sheet for one of borrower's businesses; however, did not provide P&L and balance sheet for Sch C business.  Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.10 months reserves; Full Documentation Full Documentation

300788777	aecaaf52-d53d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.79%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 24.10 months reserves; Full Documentation Full Documentation

300788778	88c8187d-6b54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	All pages of the hazard insurance was not provided.	05/15/2018: Full Hazard Insurance	05/16/2018: Lender provided complete Hazard Insurance policy, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 16 months’ reserves ; Years on Job Borrower has 5 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported

300788778	07e85bf7-6a54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal was missing page 2 evidencing appraised amount.	05/15/2018: Full Appraisal	05/16/2018: Lender provided complete appraisal, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 16 months’ reserves ; Years on Job Borrower has 5 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported

300788778	e628eae6-6d54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															05/15/2018: Fraud Report	05/16/2018: Lender provided fraud report, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 16 months’ reserves ; Years on Job Borrower has 5 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported

300788778	4850b2a0-009f-4419-8f0e-4d4b3512e845	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/10/2018: This finding is deemed non-material and rated an B.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 16 months’ reserves ; Years on Job Borrower has 5 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported

300788778	e5974f22-6d54-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 16 months’ reserves ; Years on Job Borrower has 5 years on job; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported

300788779	0a403ec0-5617-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines reflects a DTI of XX%.  Due to the miscalculation of debts, the actual DTI is XX.XX%. Debts #1 and #4 as listed in the Liabilities Section of the Final 1003 were not included in the DTI calculation by the Lender, missing evidence that the debts are paid off and can be excluded from the DTI.

02/22/2018: Attached your will find the bank statement showing that the business pays for the XXXXXXXXX #XXXX. The other debt with XX XXXX the borrower is an authorized user account on. Our product guidelines allows us to exclude any debt that is authorized user as the borrower is not responsible for the payments.
02/23/2018: After further review, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	d868ccb7-ce10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	A Copy of Title for the subject property was not provided.	02/21/2018: Title Report	02/21/2018: Copy of preliminary title report provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	4af8c454-ce10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.	02/21/2018: Attached	02/21/2018: Lender provided appraisal. Exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	5e11b1b1-ca10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XXX,XXX.XX results in $XXX,XXX.XX shortage of funds to close.	02/21/2018: Bank Statements	02/21/2018: Asset documentation provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	c04a673a-c610-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	02/21/2018: Attached	02/21/2018: Purchase agreement provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	4c5c4fb7-8811-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assets Verified Were Not Sufficient to Close	X mos < X mos required, per lender. Assets verified of $XX,XXX.XX, minus cash to close of $XXX,XXX.XX = $X for reserves which is not sufficient for the subject.	02/21/2018: Attached bank statements	02/21/2018: Asset documentation provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	eb5bdf63-ca10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.
															02/21/2018: Attached	02/21/2018: Executed Personal Tax returns provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	416f5042-ca10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.
															02/21/2018: Attached	02/21/2018: Executed business returns provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	890d8dbb-c910-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet for self employment. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	02/21/2018: Attached	02/21/2018: Balance sheets for both self-employed businesses provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	394d1b1c-ca10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD P&L Statement for Schedule C business and or Corporation. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															02/21/2018: Attached	02/21/2018: YTD Profit and Loss statements provided for both self-employed businesses, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	1944f4ef-d317-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years personal and business IRS transcripts. Transcripts not provided.	03/13/2018: Attached are the personal Transcripts. 03/02/2018: LD doesn't require transcripts for the business. the signed 4506t was provided. Please override. 02/27/2018: Attached
03/13/2018: The required personal transcripts were provided. Exception cleared. 03/05/2018: The exception for Business Tax Transcripts has been cleared. Per the Lender's guidelines, we still require 2 Years of Personal Tax Transcripts. Please provide 2 years Personal Tax Transcripts, exception remains.03/01/2018 Upon further review it was not the intent of the guidelines to require the business transcripts; however, personal transcripts are required. Condition remains. 02/28/2018: Tax Transcripts provided for business are for XXXX and XXXX indicating "No record of return filed." There are XXXX business returns in the loan file and information in the file indicates the business was incorporated in XXXX. No personal transcripts were provided. Exception remains.

 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	881d1f42-86b6-446d-893d-0f1ea27bba13	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		02/14/2018 - Finding is not material and will be graded B for all agencies.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	1dfbb852-7e93-454a-8d60-b706f3c437cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.	02/21/2018: Attached.	02/21/2018: Appraisal disclosure is in included on initial Loan Estimate which is dated within three days of application, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	2323f9ec-982d-4138-853b-7ea4ff5e4ec2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan DTI exceeds XX% due to missing documentation regarding the payment of outstanding debts #1 and #4 as listed on the Liabilities section of the Final 1003.	02/21/2018: Attached.
02/22/2018: Upon further review, this exception is located on the credit tab, exception cleared.02/21/2018: Income and asset documentation provided, this portion of the QM fail exception is cleared, however the DTI exceeds XX% due to missing documentation regarding the payment of outstanding debts #1 and #4 listed on the Liabilities section of the Final 1003. Exception remains.

 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	73e4f7a5-6346-43e4-a271-6ca0e8787389	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		02/14/2018 - Finding is not material and will be graded B for all agencies.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	f1099cf8-af26-4770-956a-c5928a7065f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		02/21/2018 - Finding is not material and will be graded B for all agencies.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	9d4011a1-8511-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The final CD does not disclose a Flood Cert Fee in Section B despite a flood cert being obtained. The fee is required to be disclosed or an attestation provided that no fee was allocated to the transaction.
02/14/2018 - Finding is not material under SFIG. Loan will be graded B for all agencies.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	97846a3e-49cd-4faf-8ced-f408be316291	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Loan Estimate(s) are missing from the loan file. Please provide initial, and any re-disclosed, Loan Estimates.	02/21/2018: Attached.	02/21/2018: Initial Loan Estimate provided, exception cleared.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	3c45603b-8611-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.
The final CD is completed in error for required information in the General Information/Closing Information section for the field titled Closing Date. The CD and Mortgage/DOT were executed and notarized on a different day than reflected on the CD.
02/14/2018 - Finding is not material under SFIG. Loan will be graded B for all agencies.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	84aa16ea-8511-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The final CD does not disclose the number of months (2) for which HOA Dues were prepaid in Section F. Additionally, the final CD reflects a specific seller credit for Owner's Policy in Section L versus the seller-paid column of Section H.
02/14/2018 - Finding is not material under SFIG. Loan will be graded B for all agencies.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788779	131bda84-ce10-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		03/07/2018: CDA Received, supports appraised value.
 Years Self Employed Borrower has been self employed for 16 years.; Years in Field Borrower has been in his field for 16 years.; FICO is higher than guideline minimum FICO of 803 is higher than guideline minimum of 700

300788780	75f1fa96-e1d6-4a96-b776-bf077ce20df7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		Finding is deemed non-material with a final rating of a “X
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  105.10months reserves; Years Self Employed Borrower has 35 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.67%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.89%

300788780	2c26bd2d-a93e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  105.10months reserves; Years Self Employed Borrower has 35 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.67%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.89%

300788782	218b6a83-3c37-424d-aded-a23fff131173	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure for the Broker and Lender not executed.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves

300788782	e718e60a-3f3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 14.40 months reserves

300788783	90698d59-4280-4a17-80dc-0722fff3edd2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure Lender.		Finding deemed non-material, loan will be graded a B for all agencies.
300788783	fd0ebde4-663e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure does not reflect a charge for Recording Fees in Section E.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300788783	29d44b8f-663e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788784	0de791b5-ec29-4f4f-80bc-2224a7219968	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)
Waiver by borrower of C.D. timing requirement not properly documented for APR variance. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The most recent Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%.  No Cure.
															05/16/2018: Attached is the missing Loan Estimate	05/17/2018: Lender provided re-disclosed LE and COC. Exception cleared.
300788784	d55b77eb-9b53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate dated on or around XX/XX/XXXX (per a disclosure tracking document) reflecting re-disclosed APR.	05/16/2018: Attached	05/17/2018: Lender provided re-disclosed LE and COC. Exception cleared.
300788784	c453bc7c-99a7-4015-8c64-f8401be9a794	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)
Missing evidence of APR re-disclosure. The final Closing Disclosure dated XX/XX/XXXX reflects an APR of X.XXX%. The prior Loan Estimate dated XX/XX/XXXX reflects an APR of X.XXX%, which is a difference of X.XXX% and exceeds allowable tolerance of 0.125%.  No Cure.
															05/16/2018: Attached	05/17/2018: Lender provided re-disclosed LE and COC. Exception cleared.
300788784	dcb43242-9a53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		5/18/2018: CDA received, supports appraised value.
300788785	554a5b1e-bc53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned
LOX in file states a large deposit (proceeds from sale of home)  was made into the borrower’s account on XX/X/XXXX. The bank statements in file do not show a deposit in the amount stated. A lesser amount ($XXX,XXX) was deposited on XX/X. Missing evidence of the source of the XX/X deposit and/or the closing statement from the sale of previous home and evidence of deposit if different from the $XXXK deposit.
															05/17/2018: Here you go! 05/15/2018: HUD from previous property.	05/21/2018: Lender provided HUD from sale of departing address. Exception cleared.05/16/2018: No document received to review.
300788785	c66390aa-ae53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # on the appraisal does not match the title or mortgage.	05/17/2018: Appraisal	05/21/2018: Lender provided corrected appraisal reflecting the correct parcel. Exception cleared.
300788785	8f08af5e-a3eb-4f7b-8493-42f5b1f94ef3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		05/16/2018: This exception is N/A per SFIG guidance, exception cleared.5.9.18 - This finding is deemed not material with a final rating of X.
300788785	d3afc1ea-5df9-40e5-bc71-44b4bbc7aa73	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure dated reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions. It appears the lender did not include a $XXXX rate lock fee. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.
															05/15/2018: The lock deposit of $XXXX.XX needs to be excluded. The borrower was refunded the lock deposit. Refer to page 3 of the CD showing the refund.	05/16/2018: Applied Lock Deposit, exception cleared.
300788785	c5116088-2a34-41f2-b4ca-f0752f18d70d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The Closing Disclosure reflects an Amount Financed of $XXX,XXX.XXvs. actual $XXX,XXX.XX, an over disclosure of $XXXX.  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
															05/15/2018: The lock deposit of $XXXX.XX needs to be excluded. The borrower was refunded the lock deposit. Refer to page 3 of the CD showing the refund.	05/16/2018: Applied Lock Deposit, exception cleared.5.9.18 - This finding is deemed not material with a final rating of X.
300788785	d5e5a044-bc53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
300788786	fe78f5a2-66fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	The escrow agreement for postponed improvement of pool installation is missing from the loan file.	02/09/2018: HOLDBACK AGREEMENT	02/09/2018: Lender provided Escrow Holdback Agreement. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788786	a4f143ab-64fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal completion certificate (442)
The appraisal is subject to repairs or subject to completion.  Satisfactory completion certificate not provided. Provide final inspection evidencing that all escrow items have been completed and evidence that escrow funds have been disbursed. Escrows for postponed improvements must be satisfied within 150 days form the loan closing per guidelines. Escrow for $XX,XXX for Pool.
04/30/2018: See attached final 442 and all holdback checks
05/01/2018: Lender provided the appraisal completion certificate.(442) Final inspection evidencing all escrow items have been completed and fully disbursed within the timing requirements for postponed improvements of 150 days after loan closing. Exception Cleared.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788786	2a4b2218-63fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	The guidelines require loan participant searches for the buyer, seller, listing, agent, selling agent, appraiser and loan originator.	02/27/2018: Please clarify. Uploading the fraud report again. 02/09/2018: LDP GSA	02/28/2018: Complete XXXXXXXXXX report provided, exception cleared.02/09/2018: Lender provided a XXXXXXXXX XXXXXXXXX which is not a full fraud search. Exception remains.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788786	c5a33052-65fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood certification in the file. The Flood Certification Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788786	39b01ea0-2237-4fff-b3e6-fec91e35f7ff	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX includes P&I of $X,XXX.XX estimated escrow of $XXX.XX and estimated total of $X,XXX.XX., the calculated payment amount is $X,XXX.XX. The lender included $XXX.XX as other expense. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
Non-material per SFIG guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788786	a6413676-65fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure Section "F" Prepaids reflects Homeowners Association Dues which should be shown in Section "H" Other.		Non-material per SFIG guidance. Loan will be rated a B.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788786	9eeb66ae-62fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 44.60 months; FICO is higher than guideline minimum UW guides require FICo of 720, loan qualified with FICO of 758; Years in Field Borrower has 10 Years in field

300788787	d59e467b-4695-43aa-8ede-a83a0325e23e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		01/24/2018: This finding is not material. Loan will be graded B for all agencies
300788787	24ec6753-2acf-46d0-84e1-c65bb3b18915	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
01/24/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300788787	33955375-1801-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		01/24/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300788787	4a5b8fc3-1701-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/12/2018: A CDA was provided showing Indeterminate. Please provide an updated review.5/16/2018: Appraisal review provided.
300788788	cc6d426b-4255-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal completion certificate (442)	Failure to obtain Appraisal Completion Certificate (442)	05/17/2018: Attached 05/17/2018: Attached
05/21/2018: Lender provided completion report.  Exception cleared.05/17/2018: Lender provided completion certificate; however, it was not for this loan.  This is for a different address and borrower.  Exception remains.

300788788	d5696673-21d1-4e1c-99b3-69bad69b3500	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		This finding is deemed non material and graded XX X
300788788	9fc38f23-4355-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
300788789	9ed28951-8d3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XX,XXX. A cost estimator from the insurer was not provided.
															04/25/2018: Replacement Cost Estimator	04/26/2018: Lender provided Cost Estimator and the coverage was greater than the rebuild amount. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788789	1ea15d91-63c1-47cf-8c7f-8722075c012e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Lender.		04/16/2018: This finding is not material. Loan will be graded XXX for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788789	37adf0cf-8941-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	The Broker Affiliated Business Disclosure is not executed.		04/16/2018: This finding is not material. Loan will be graded XXX for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788789	34e293a5-9231-4dd4-aa15-4afa3be39e26	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XX,XXX.XX > $XX,XXX.XX maximum points and fees allowed by $X,XXX.XX. It appears the loan fails due to the Lender omitting the Broker Affiliate Business Fees from the calculation.	04/25/2018: re: compliancease	04/26/2018: Lender provided compliance email stating points are bona fide. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788789	51abbe12-abaf-42f2-8eea-021780a930cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX with a loan amount of $XXX,XXX.XX reflects Title – Lender Title Insurance of $X,XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects Title – Lender Title Insurance of $X,XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/16/2018: Please see corrected CD and disclosure tracking 05/15/2018: Letter and Check to borrower 04/25/2018: Loan Estimates and COCs attached
05/17/2018: Lender provided copy of corrected CD and proof of delivery.  Exception cleared.05/16/2018: Lender provided letter of explanation and copy of refund check. Still need corrected CD and proof of delivery to the borrower, exception remains.05/04/2018: This exception was in accurately cleared. While the loan amount increasing is a valid COC for the Title - Lender Title Insurance to increase, the increased Title - Lender Title Insurance was not re-disclosed to the Borrower within 3 days of the valid COC. The loan amount was increased on XX/XX/XXXX, per the LE dated XX/XX/XXXX; however, the fee was not re-disclosed to the Borrower until the XX/XX/XXXX LE. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.04/26/2018: Lender provided COC Form and LE. Exception cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788789	f22b51a1-a678-43e7-99cf-0492eceaa8b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credit insufficient to cover overages in C.D. Transfer Taxes - Section E
Transfer Taxes on the final CD are $X,XXX.XX. The LE dated XX/XX/XXXX with a loan amount of $XXX,XXX.XX  lists Transfer Taxes as $X,XXX.XX. This fee is a X% tolerance fee. Lender tolerance cure of $XXX.XX is required. Section J reflects $X.XX tolerance cure that is insufficient. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/15/2018: Letter and Check to borrower 04/25/2018: Loan Estimate and COC from X/XX
05/17/2018: Lender provided copy of corrected CD and proof of delivery to borrower.  Exception cleared.05/16/2018: Lender provided letter of explanation and copy of refund check. Still need corrected CD and proof of delivery to the borrower, exception remains.05/04/2018: This exception was in accurately cleared. While the loan amount increasing is a valid COC for the transfer taxes to increase, the increased transfer taxes were not re-disclosed to the Borrower within 3 days of the valid COC. The loan amount was increased on XX/XX/XXXX, per the LE dated XX/XX/XXXX; however, the fee was not re-disclosed to the Borrower until the XX/XX/XXXX LE. Please provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.04/26/2018: Lender provided COC Form and LE. Exception cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788789	a2b463f0-8c3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.70 months reserves

300788791	52453a1c-75fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of XXX < XXX the minimum credit score required per lender guidelines.	02/23/2018: credit supplement 01/26/2018: SCORE IS XXX
02/27/2018: Lender provided missing credit report associated with the credit supplement. Exception cleared.01/26/2016: Lender provided credit report that was in file. More recent credit report in file with more recent score. Condition remains.

 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	b99789c3-71fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the co-borrower’s business must be obtained within XX calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															02/23/2018: VVOE	02/27/2018: Lender provided VVOE. Exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	10f5419a-73fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Collections, Liens, etc. not paid as required by guidelines	Evidence first Collection account on credit report is paid as required by lender's guidelines was not provided.
03/02/2018: The most current credit report in the file does not list this account on their credit report. Customer’s LOE for derog credit said it was a fraudulent account. Since this was removed, can we clear it? 01/26/2018: The collection is less then $XXX and does not require action.

03/07/2018: After further review, exception cleared.  03/02/2018: Lender commented that the collection account was not on the final credit report and LOE from borrower reflects this was a fraudulent account; however, the collection account is still on the updated credit report and is found on page 4. Need verification this does not belong to borrower or verification account has been paid.  Exception remains.01/26/2016: Lender provided the initial credit report that was in file. Most recent credit report in file reflects collections > $XXX.XX. Exception remains.

 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	cd0a1a4b-73fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing inheritance documentation for rental property listed on schedule E of personal tax returns.	03/02/2018: We ran a property profile report and I show that it never was put into our borrower’s names. It stayed in the family trust up until it sold to the new owners.	03/02/2018: Lender provided documentation verifying the property was in the family trust. Exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	2c4098d9-74fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Housing History
Guidelines require satisfactory housing payment history for 12 months.  Rental property listed on schedule E of personal tax returns Payment history not provided on credit report.  VOM/Canceled checks require to verify.
															01/26/2018: For the schedule E property - no liens are shown - no VOM/VOR required	01/26/2018: Client indicated the mortgage is not in the Borrowers' names. After further review, exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	7e6c5bde-72fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Satisfy Liens	The Lender's loan approval require satisfaction of existing lien on rental property listed on schedule E of personal tax returns. Satisfaction not provided. Additional conditions may apply.	3/15/2018: proof lien was paid off.	03/15/2018: The Final ALTA Settlement Statement, stamped certified true and accurate, was provided which evidenced proof the previous residence lien was paid off. Exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	381a272e-72fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final Hud-1/CD from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	02/23/2018: HUD FROM SALE	02/27/2018: Lender provided Final HUD. Exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	ca42405c-71fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet and YTD Profit & Loss
Missing YTD XXXX P&L Statement for Borrower and Co-Borrower Schedule C Business. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															03/06/2018: P&L and balance sheet	03/06/2018: Lender provided P&L and balance sheet. Exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	4fd48b48-89e0-487c-9ca9-5247b28662cd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Lender Affiliated Business Disclosure.		01/18/2018: This finding is deemed non-material and rated an B.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	bbd4b65c-78fc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Document Error	Homeowner Association Dues Fee listed in section F should be listed in section H.		01/18/2018: This finding is deemed non-material and rated an B.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	99cf2e76-9262-4faf-a4a5-1a9b6ddc2ded	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for QM due to Missing YTD XXXX P&L Statement for Borrower and Co-Borrower Schedule C Business, Verification of the co-borrower’s business must be obtained within 30 calendar days prior to the note date and Credit score of XXX <  XXX the minimum credit score required per lender guidelines.
01/26/2018: Changed to clear as finding is in Credit Rating tab.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	7070b1c6-b017-4464-a238-b89521195947	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the Final disclosure. All loan costs associated with the transaction must be listed in a table under the heading "Loan Costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(I) through (5).}
01/18/2018: This finding is deemed non-material and rated an B.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	10488911-c1a8-4c61-9f4e-01afc32f00d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The most recent LE reflects an Appraisal Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD  reflects an Appraisal Fee of $XXX.XX  resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/16/2018: After further review, exception cleared. 01/18/2018: Lender provided cure on final CD. This finding is deemed non-material and rated an B.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788791	aabb89ed-5ffc-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		02/12/2018: CDA Received, supports appraised value. Exception cleared.
 Years on Job Borrower has 11 years on job.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 35.50 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report  verifies 61 months payment history with no late payments reported.

300788792	5de85769-683e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording (ie. Statement from the Title Company and/or Closing Agent).
															04/23/2018: Recorded Mortgage	04/24/2018: The recorded mortgage was provided. Exception cleared.
300788792	42e88dcc-55d0-492b-94bc-83ff40b681db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the final Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the final Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Additionally, the HOA Certification Fee in section B of the final Closing Disclosure is paid to the Lender and should be paid to the service provider or XXX the service provider.
04/12/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
300788792	6f365f00-17bf-44df-ae4b-23f49b5a99e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The final Closing Disclosure does not reflect a charge for Recording Fees in Section E.		04/12/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
300788792	a9b00065-5fb6-4f3c-b594-2b15e996a5d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
Lender did not meet the COC re-disclosure timing requirements. The purchase price was reflected as $X,XXX,XXX.XX per the Amendment to Purchase Agreement dated XX/XX/XXXX, however the increase in transfer tax was not disclosed to the borrower until the re-disclosed Loan Estimate dated XX/XX/XXXX. Refund of $XX.XX due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/27/2018:XXXXX tracking - Delivered to borrower 04/25/2018: Letter to borrower, check to borrower, and Closing Disclosure attached 04/23/2018: Internal check request document
04/27/2018:XXXXX tracking in file verifying delivery to borrower. Exception cleared.  04/26/2018: Lender provided letter to borrower, copy of refund check and re-disclosed CD; however, did not provide verification of delivery to borrower. Exception remains.04/24/2018: An Internal check request document was provided, which appears to be awaiting approval. Please provide a corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.

300788792	033d5c6b-883d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788794	d436ae66-e63c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	4/26/18 - Hello. This loan requires a Full Review. For the warranty on a Full Review, we run a CPM. The Limited Questionnaires are only required on Limited Reviews.	4/27/18 - Lender provided the CPM document which does shows the information that is required. Exception cleared.
 Years in Field Borrower has 8 years in Field.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 37.91%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.80 months reserves

300788794	e7238dc5-e63c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results.	4/26/18 - Lender Provided the AUS.	4/27/18 - Lender Provided the AUS. Exception Cleared
 Years in Field Borrower has 8 years in Field.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 37.91%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.80 months reserves

300788794	7bfa085b-6d3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															4/26/18 - Attached	4/27/18 - Lender provided the final title policy showing the recording information. Exception cleared.
 Years in Field Borrower has 8 years in Field.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 37.91%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.80 months reserves

300788794	665b5c2d-e93c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Years in Field Borrower has 8 years in Field.; DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 37.91%; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 93.80 months reserves

300788795	3fd03733-4855-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	05/17/2018: Attached	05/17/2018: Lender provided fraud tool. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 25.3 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.41%

300788795	b21b9a9a-4d26-48e4-b500-dbb0c1b01ae3	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and the date of consummation is XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															05/16/2018: Attached is the Initial Closing Disclosure signed on 04/11 as proof of receipt	05/17/2018: Lender provided initial CD that was signed X days prior to consummation. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 25.3 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.41%

300788795	b6453b0a-4e81-4946-98b9-01b7757b05d4	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section  of the final Closing Disclosure dated XX/XX/XXXX indicates the Loan Estimate figure : Total Closing Costs as $XX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.   Provide re-disclosed CD and letter of explanation.
05/11/2018: This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 25.3 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.41%

300788795	1f4cc41d-4855-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 25.3 months’ reserves ; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776; DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 35.41%

300788796	d105e846-882b-4b00-9e40-055e9fa172df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure Lender.		Finding deemed non-material, loan will be graded a B for all agencies.
300788796	895e704d-273f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	4/26/18 - Lender provided Rate Lock Agreement	4/27/18 - Lender Provided the Rate Lock Agreement. Exception Cleared.
300788796	5112e583-acd0-4842-8a41-22ae2bc5cb37	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Lender Title Insurance is reflected in section C of the final Closing Disclosure. The borrower selected a service provider listed on the WLSP for the Title-Lender Title Insurance. The title-lender title insurance should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300788796	c938528e-263f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party fraud tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788797	4c6eaf70-853e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	04/26/2018: Attached	04/27/2018: Lender provided Rate Lock Agreement, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years in Field Borrower has 25 years in Field

300788797	c5ed6167-823e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years in Field Borrower has 25 years in Field

300788797	826afd99-863e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
The employment verification provided for borrower is incomplete. A complete 24 month work history is required per the guidelines and in order to considered a qualified mortgage loan. The loan file contains a verbal verification for XX month's at time of application.

05/17/2018: The document you are requesting was provided on XX/XX and shows the date hired as XX/XX/XXXX to XX/XX/XXXX. Please review the documents in the below thread before you request them again as this is just a waste of time. 05/16/2018: I disagree with your findings. The Previous VOE provided reflects date being hired as XX/XX/XX and a termination date of XX/XX/XX. 05/15/2018: Attached 05/01/2018: Attached is the Previous VOE 04/26/2018: Attached

05/21/2018: Lender provided previous VVOE on XX/XX which covers the employment gap.  Exception cleared.05/17/2018: Lender responded that they do not agree with our findings.  The WVOE reflects employment dates of XX/XX/XXXX through XX/XX/XXXX, the VVOE reflects a hire date of XX/XX/XXXX, there is no explanation or verification of employment for gap of employment between XX/XX/XXXX through XX/XX/XXXX.  Please provide verification of employment or letter of explanation for the employment gap.  Exception remains.05/16/2018: Lender provided a written VOE which only provides a termination date of XX/XX/XXXX and a re-hire date of XX/XX/XXXX with the same employer.  XX months of employment history is still missing.  A complete 24 month work history is required per the guidelines.  Exception Remains.05/02/2018: Lender provided previous VOE; however, the dates in the previous and current VOE do not equate to the required 24 month history. Exception Remains.04/27/2018: Lender provided written VOE from third party vendor that only provides verification of XX months of employment at time of consummation, a complete 24 month work history is required per the guidelines and in order to considered a qualified mortgage loan, exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years in Field Borrower has 25 years in Field

300788797	729d1ebf-873e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient Reserves	4 mos < 6 mos required, per lender. Assets verified of $XXX,XXX.XX minus cash to close of $XXX,XXX.XX = $XX,XXX.XX for reserves which is not sufficient for the subject.
05/02/2018: I do apologize for the confusion. Attached is the new statement from Nov XXXX showing the remaining funds needed. 05/01/2018: Attached you will find two bank statements that show the $XX,XXX coming from their account. XX/XX/XX - Hello, PITIA for subject property is $XXXX.XX. If you multiply by X months - $XX,XXX.XX. Plus X months additional REO - $XXXX. If we have $XXk, that is more than the $XX,XXX.XX needed.

05/04/2018: XXXXXXX XXXXXXXX: $XX,XXX.XX + REO Reserves: $X,XXX.XX = Total required Reserves: $XX,XXX.XX | Verified Assets: $XXX,XXX.XX - funds to close: $XXX,XXX.XX = $XX,XXX.XX or XX.XX reserves. Exception cleared.05/03/2018: Lender provided asset dated XX/XX/XXXX. Need asset dated on or before XX/XX/XXXX to be considered within the XXX day age of document requirement. Asset dated XX/XX/XXXX is XXX days from note date. Asset dated XX/XX/XXXX would work if balance is enough to satisfy reserve requirement. Exception Remains.05/02/2018: The bank statements provided by lender were already in the original file. They were already included in the asset calculation. The total asset calculation remains the same. Lender needs to provide additional assets no later than XX/XX/XXXX and before note date of X/XX/XXXX to be considered. Exception remains. 04/27/2018 - After reviewing documentation there is still insufficient assets to cover the required reserves and down payment.  Assets verified are for $XXX,XXX bank account and escrow deposit of $XXXXX or total of $XXXXXX.  The $XXX,XXX from the most recent bank statement does not provide enough assets to cover X months of the current Payment, the closing funds and X months additional for the REO property. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years in Field Borrower has 25 years in Field

300788797	8c2b67d9-853e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues. The final CD reflects a proration for Homeowners Association Dues to XXXXXXXXX XXXXX District.	05/01/2018: Attached4/26/18 - Hello. XXX XXXXX District collects quarterly fees for trash and recycling.
05/02/2018: Lender provided document verifying dues are for the district for collection of trash and recycling. Exception Cleared.04/27/2018: Lender indicates the prorated HOA dues reflected on the CD in the amount of $XX.XX over X months is actually for the district who collects fees for trash and recycling. Please provide documentation indicating this is not a required HOA due as reflected on the CD. Exception remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years in Field Borrower has 25 years in Field

300788797	0be7a888-ae8b-46f8-8507-be7f7e060b39	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure Lender.		Finding deemed non-material, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years in Field Borrower has 25 years in Field

300788798	f1b7d0ca-472d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Missing LD Appraisal Review as required per guidelines when XX score is greater than X.X; subject XX score is X.	03/23/2018: LD Appraisal Review	03/28/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	bb0f985f-442d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing VOR
Verification of rent in file for borrowers primary residence only reflects X month; borrowers have been renting at current residence for XX months.  A verification of rent reflecting an XX month period is required to meet XX month guideline requirement.
															03/23/2018: Corrected VOR	03/28/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	9fa4b245-442d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Purchase contract addendum	Missing addendum to purchase contract reflecting final sales price as reflected on final Closing Disclosure. Addendum to be signed by all parties to the transaction.	04/02/2018: Final Job Cost Summary is attached listing the final sales price.	04/02/2018: Lender provided Contract Price Summary listing final Purchase Price. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	de767ab7-432d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Balance Sheet in file for borrowers business reflected on Schedule C does not reflect the dates balance sheet covers.  Balance sheet must reflect year-to-dates.  A Balance Sheet with dates is required in order for loan to be classified as a Qualified Mortgage.
															04/17/2018: Balance sheet provided.04/02/2018: The Balance Statement in the file shows a date of X/XX/XXXX (at the top) - This is to indicate that it was for YTD ending X/XX/XXXX.	04/18/2018: Lender provided balance sheet. Exception cleared.04/02/2018: The dates on the Balance sheet must be specific and show the dates it covers. Exception remains.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	bbe7bd17-432d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet and YTD Profit & Loss
Per Appendix Q, Self-employed consumers must provide year to date profit and loss (P&L) statement.  Missing year-to-date P&L statement for borrowers business as reflected on Schedule C. P&L statement required in order for loan to be classified as a Qualified Mortgage.

04/02/2018: In regards to the YTD P&L, the borrower used a 1040 tax form for their P&L (included in the file) as this is just a little Sch C and not using income, only taking the loss. Application date is X/XX/XXXX so he only needed to provide a P&L through the end of XXXX.
04/02/2018: Upon further review, Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	80e40316-472d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	General Compliance Exception
The final Closing Disclosure in file Section H reflects Current Property Taxes Due.  This fee belongs in Section F and name taxes being paid to required. Provide corrected CD, letter of explanation, and proof of delivery.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	a3e373c0-129c-4640-a7e2-2b0402409ff5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $XXX variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $XXX,XXX.XX vs. actual $XXX,XXX.XX, an over disclosure of $X,XXX.XX.  Provide corrected CD, letter of explanation, and proof of delivery.
03/28/2018: Upon further review, exception cleared.03/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	57cdd94f-282d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		05/11/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	03e0e89d-0b46-4270-abfa-68525b89c5d6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	155c1452-292d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	9e9f494f-462d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		03/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	81af430c-cd95-4da6-938b-f0b0f74ce6cf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Lender Credit insufficient to cover overages in C.D. Transfer Taxes - Section E
Transfer Taxes on final CD $XX.XX. LE dated XX/XX/XXXX lists Transfer Taxes as $XX. This fee is a X% tolerance fee.  Lender tolerance cure of $X.XX is required.  Section J reflects $X.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

03/23/2018: The Tolerance Cure that was given on the CD is sufficient - The LE does not disclose cents for the fees. Please see attached Itemization of Fees evidencing that the Transfer Taxes disclosed on the LE are actually $XX.XX.
03/28/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	3597ef67-d6b1-401c-bcaf-5b7c7a8537f8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX, an under disclosure of $X,XXX.XX which exceeds the $XXX allowable tolerance for Purchase Transactions.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

03/23/2018: The Finance Charge on the CD is correct as $XXX,XXX.XX. The Rate Lock Fee is not a finance charge and therefore not included in the calculation. The borrower never actually pays that fee since it is always refunded to them at closing. Please see page X, line XX of the Closing Disclosure for the refund to borrower.
03/28/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788798	e6acbab5-462d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure in file Section F missing # of months collected for HOA dues. Provide corrected CD, letter of explanation, and proof of delivery.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 77.50 months reserves; Years in Primary Residence Borrower has resided in previous residence for 18 years; Years on Job Borrower has 23 years on job

300788799	4d75d36b-7d41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	05/01/2018: Flood Cert	05/02/2018: Lender provided Flood Cert. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300788799	2da91807-8941-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results	05/01/2018: DU	05/02/2018: Lender provided AUS DU report. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300788799	67d13179-8841-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)	Third party fraud tool missing from file.	05/01/2018: Fraud Report	05/02/2018: Lender provided Fraud report. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300788799	e525c787-bd3d-4a17-830f-cc349b135920	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300788799	17be66e4-8641-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.01%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 798

300788800	fa69d03c-4a4c-4a66-ba83-fb1321b29dd2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/15/2018: Exception is deemed non-material with a final rating of X
300788800	e7d7ecb4-5258-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
300788801	62716b0f-56cd-46bc-b0c9-c783d171bdf8	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		05/08/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300788801	4028d075-76fb-42df-be52-4c96ba3900e1	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXXX.XX .  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
05/22/2018: PROOF OF DELIVERY 05/16/2018: FINAL CD LOX
05/23/2018: The proof of delivery was provided. Exception downgraded to B Grade for all agencies.05/21/2018: Lender provided LOX and corrected CD; however, did not provided proof of delivery to the borrower.  Exception remains.

300788801	17709cb9-e052-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		5/18/2017: CDA received, supports appraised value.
300788803	af5a81cb-9734-426c-8a73-3ea98a7e1381	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		The exception is deemed non-material with a final rating of a X.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 10 months reserves

300788803	e387ac8b-1e17-4d71-b060-cb72cf8c28c4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File
Missing corresponding COC for Final CD as the Transfer Taxes have increased from $XXXX.XX to $XXXX.XX. The file is missing evidence of a valid change of circumstance.  No Cure - Missing Doc Not Provided.
															04/26/2018: Closing disclosure shows less not more $XXXX.XX - suspense not valid thanks	04/27/2018: Transfer Taxes on the Final CD are lower than the initial disclosure, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 10 months reserves

300788803	7b058056-7ff2-43ce-99c9-5e0552d3fd7b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated reflects Transfer Taxes of $XXXX.XX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of $XXXX.XX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															04/26/2018: Closing disclosure shows less not more $XXXX.XX - suspense not valid thanks	04/27/2018: Transfer Taxes on the Final CD are lower than the initial disclosure, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 10 months reserves

300788803	a3c4efc4-243f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 784; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 10 months reserves

300788804	51e15d48-da2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.
03/29/2018: Hello please see attached Letter verifying employment which is dated XX/XX/XXXX. Thanks! 03/23/2018: Hello VOE is dated XX/XX and loan closed XX/XX which is within 10 business days. Would you please review and clear? Thanks!

03/29/2018: Lender provided letter from employer dated within 10 business days of closing.  Exception cleared.03/27/2018: Lender responded that the VOE is dated XX/XX/XXXX and was with in 10 business days of closing date of XX/XX/XXXX.  The VVOE in the file is dated XX/XX/XXXX, which is greater than 10 days priors to note date. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.45 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.86%

300788804	5e07e5b2-7ea6-41e4-85c3-d1b647f3d2dd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/22/2018: This finding is not material. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.45 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.86%

300788804	5e5cf58d-372d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
03/22/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 42.45 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.86%

300788805	5d170fc2-a13e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Evidence departing residence property # 1 on the final application is free and clear not provided.
05/10/2018: Please review.  Here is the corrected documentation. The mortgage note, the payment history and the correct AUS 1003/1008 04/26/2018: Attached is the real estate property report for the property which reflects one mortgage with XXXXX XXXXX taken in XXXX. The credit report shows this mortgage paid and closed

05/10/2018: Lender provided mortgage documentation, updated 1003 and 1008.  Exception cleared.04/27/2018: Lender provided response "Attached is the real estate property report for the property which reflects one mortgage with XXXXX XXXXX taken in XXXX. The credit report shows this mortgage paid and closed"; however, the property report shows a mortgage taken out in XXXX and is not on credit report. Fraud report in file does not show any details for this property under the MERS report section (Showing an inactive status). Please provide documentation providing evidence of free and clear. Exception remains.

 Reserves are higher than guideline minimum UW Guidelines require 9 months reseves, loan qualified with 113.40 months reserves.; DTI is lower than guideline maximum UW Guidels Maximum DTI of 43%, loan qualified with DTI of 7.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784.

300788805	253838d1-a45c-4495-9532-d0f6150ae396	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guidelines require 9 months reseves, loan qualified with 113.40 months reserves.; DTI is lower than guideline maximum UW Guidels Maximum DTI of 43%, loan qualified with DTI of 7.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784.

300788805	fd20e584-9b3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guidelines require 9 months reseves, loan qualified with 113.40 months reserves.; DTI is lower than guideline maximum UW Guidels Maximum DTI of 43%, loan qualified with DTI of 7.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784.

300788806	dda6b046-0a2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Missing LD Appraisal Review as required per guidelines when CU score is greater than X.X; subject XX score is X.X.	03/22/2018: appraisal
04/02/2018 Lender provided internal CU risk assessment that they accepted to validate value. Condition cleared.  03/27/2017: Lender provided CU Risk assessment.  XX score is X.X which requires an XX appraisal review.  Exception remains.

 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.40 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 11.36%; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with FICO of 754

300788806	e79b499f-41f5-40ee-ad9d-850f0a995678	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		03/21/2018: This finding is deemed not material. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.40 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 11.36%; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with FICO of 754

300788806	2c9490d0-082d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Note	Note in the file is missing page 2.	03/22/2018: note	03/27/2018: Lender provided copy of all pages to note. Exception cleared.
 Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.40 months reserves; DTI is lower than guideline maximum UW guides maximum DTI of 43.00%, loan qualified with DTI of 11.36%; FICO is higher than guideline minimum UW guides require FICO of 700, loan qualified with FICO of 754

300788807	5aa8bb5e-bb90-46d3-a3ad-5fc5ba84e8c2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
300788807	16153814-353f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788808	439de1bf-a86d-44c9-87a4-d570ff56b02a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.84%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.6 months reserves; Years in Field : Borrower has 5 years in Field

300788808	959d7d0b-493f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.84%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  41.6 months reserves; Years in Field : Borrower has 5 years in Field

300788809	9a0ba77f-0cc1-47cc-8a2c-0815ab278c42	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure or evidence of no affiliates.		Finding deemed non-material, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.94%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 35 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.1 months reserves

300788809	3074681c-3580-4388-bd15-86419adf2f60	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.94%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 35 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.1 months reserves

300788810	121f29cb-8953-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided. Addition conditions may apply.	05/10/2018: Please see attached. Thanks!	05/10/2018: Lender provided 2nd lien note. Exception cleared.
 Years in Field Borrower has 18 years in Field ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  10.4 months reserves; FICO is higher than guideline minimum Borrowers Fico is 804

300788810	9e9bace2-c514-469e-b380-24792e22bf8a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		5/9/18: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years in Field Borrower has 18 years in Field ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  10.4 months reserves; FICO is higher than guideline minimum Borrowers Fico is 804

300788810	cddceeb1-91e5-4e9c-b8b8-84288c0e8643	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		5/9/18: Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years in Field Borrower has 18 years in Field ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  10.4 months reserves; FICO is higher than guideline minimum Borrowers Fico is 804

300788810	b21bf7c5-7e53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided	05/10/2018: Hello CDA would not have been needed collateral risk score is 2.3 so guides would not have required one	06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
 Years in Field Borrower has 18 years in Field ; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  10.4 months reserves; FICO is higher than guideline minimum Borrowers Fico is 804

300788811	e793b861-024a-41f8-9ac9-69059790ce91	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material will be graded a B for all agencies.
300788811	48b8e035-53f7-4123-baeb-ccd77083ed1c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet		Finding deemed non-material will be graded a B for all agencies.
300788811	9c7bb98c-1d2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		05/11/2018: CDA Received, supports appraisal.
300788813	0b6995dd-83d2-42f9-82e7-cfea4a9905bd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
300788813	76c3bc20-493f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		5/10/2018: Received CDA, supports appraised value.
300788814	70878754-a11e-47af-b283-c82ad52c639d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Disposable Income is higher than guideline minimum UW guides require no disposable income, loan qualified with $X,XXX.XX.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 786.; Years Self Employed Borrower has 6 years self employed; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.60 months' reserves.

300788814	1f9b613d-cd3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Disposable Income is higher than guideline minimum UW guides require no disposable income, loan qualified with $X,XXX.XX.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 786.; Years Self Employed Borrower has 6 years self employed; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 28.60 months' reserves.

300788815	2cc0b0ba-442a-4f8b-a90a-af5e4eb7efeb	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/15/2018: This finding is not material. Loan will be graded XXX for all agencies
300788815	969f3296-523f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018- CDA received, supports appraised value.
300788816	0ba7c53a-802c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	The loan file is missing an executed close out letter for the HELOC paid at closing.	04/04/2018: Good Morning! Please see attached. Thank you!	04/04/2018: Lender provided HELOC closure letter. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.77%

300788816	0761f646-802c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HELOC Draw for the Past 12 Months
The Lender's guidelines require a payment history for the HELOC being paid off to verify no draws > 2% of the new first mortgage loan amount in the past 12 months. Draw history not provided. Additional conditions may apply.
															03/28/2018: Attached for review.	03/29/2018: Lender provided credit update reflecting no draws had been made in the last 12 months. Exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.77%

300788816	34ab1f5e-59d7-4db5-9831-21e8225045e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		03/20/2018: This finding is not material. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.77%

300788816	2deec1c7-48d1-4fd1-ba0c-0d6c6b133e4e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrowers’ Consent to Receive Communications Electronically.		03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.77%

300788816	9049e009-582c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.88%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 45.77%

300788817	e9c94b7f-e62d-4702-a8bc-20864bb30346	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated business disclosure.		4/17/18: Exception is deemed non-material with a final rating of a “2”.
300788817	959f3296-523f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		5/10/2018: CDA received, supports appraised value.
300788818	2ca75334-69d6-4610-ad76-92db949d10dc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/17/2018: This finding is not material. Loan will be graded XXX for all agencies
300788818	51346ecc-5442-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Vested Owner’s Consent to Receive Communications Electronically.		04/17/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
300788818	2393cf86-9741-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788819	ba316ac3-a344-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	DTI Exceeds Guidelines
Lender guidelines require a max DTI of XX%. Due to the miscalculation of rental income, the actual DTI is XX.XX%. The lender calculated the XXXX HOA yearly figure for the REO at $XX,XXX vs. the actual of $X,XXX. Additionally, the lender did not consider the borrower only retains XX.XX% of the rental income, although he is personally responsible for the entire debt.
4/20/2018: Invalid finding. XXXX income can be used @ XXX%
 Years on Job Borrower has 4.10 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.41 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

300788819	49dc421a-a444-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing AUS results	The loan file is missing the DU results of “Approve/Ineligible” as required per lender guidelines.		4/20/2018: Invalid finding. AUS was in file
 Years on Job Borrower has 4.10 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.41 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

300788819	7d46803a-963e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property	File is missing the final Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	05/03/2018: SELLERS CD	05/07/2018: Lender provided CD for sale of departing address. Exception cleared.
 Years on Job Borrower has 4.10 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.41 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

300788819	7f3a6dbd-d5c2-4712-b47f-a72397f29ba7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/13/2018: This finding is not material. Loan will be graded XXX for all agencies
 Years on Job Borrower has 4.10 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.41 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

300788819	092c7380-8e3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The fees paid to the title company reflected in section H of the final Closing Disclosure should be listed in section C of the CD.		04/13/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
 Years on Job Borrower has 4.10 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.41 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

300788819	ffbc3cdb-8d3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Years on Job Borrower has 4.10 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 18.41 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 782

300788821	35e2512a-8a41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
A previous employment verification for co-borrower was not provided. Verification of employment covering two full years employment is required. The file contains current employer verification that covers less than a year employment. QM requires evidence no gaps in 30 days. Additional conditions may apply. A previous VVOE is required for co-borrowers previous employment as reflected on the final loan application in order for loan to be classified a Qualified Mortgage.
05/10/2018: Insight global previous employment xx/xx/xxxx: End date X/XXXX, so no gap
05/11/2018: Lender provided a PVOE for co-borrower.  Exception cleared.04/27/2018: Lender provided response "End date 6/2017, so no gap"; however, the file is missing the previous employment verification covering a full 2 years of employment. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.64%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.60 months reserves

300788821	9a49007e-3942-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA fees for departing residence supporting monthly payment of $199 reflected on final loan application. Additional conditions may apply.	04/26/2018: On the bank statement in the file it shows the XXXXXXXXXX XXXXX fee coming out of account with XXXXXXXXXXXXXXX page X	04/27/2018: HOA fee located on bank statement. Exception cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.64%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.60 months reserves

300788821	94874147-c623-4619-8886-c8cbb2afeaa9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		04/16/2018: Exception is deemed non-material and graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.64%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.60 months reserves

300788821	02b7bc39-3b42-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent. The final Closing Disclosure does not provide Recording Fees in Section E.
4/17/2018: 04/16/2018: Exception is deemed non-material and graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.64%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.60 months reserves

300788821	5514e5be-8841-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.64%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  12.60 months reserves

300788822	cd7eb2e8-9941-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	Per Appendix Q, 2 years signed and dated personal tax returns with all schedules are required. Signed returns not provided.		04/18/2018: Invalid finding. The borrowers are wage earners with no commission or rental income. Neither signed tax returns nor tax transcripts are not required per QM or lender guidelines
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.87%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.10 months reserves

300788822	4d00022c-9a41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Per Appendix Q, 2 years IRS transcripts are required. Transcripts not provided.		04/18/2018: Invalid finding. The borrowers are wage earners with no commission or rental income. Neither signed tax returns nor tax transcripts are not required per QM or lender guidelines
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.87%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.10 months reserves

300788822	aa410a8e-945f-4b05-8510-ed8be73b7210	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.87%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.10 months reserves

300788822	9934ccf0-503f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 56.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.87%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.10 months reserves

300788823	94ace486-202d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	The Illinois Short Form Power of Attorney in the file is not for our borrowers. Additional conditions may apply.	03/22/2018: Attached for review - Thanks!	03/27/2018: Lender provided POA for the borrower. Exception cleared.
 Reserves are higher than guideline minimum UW guidesr require 13 months reserves, loan qualified with 182.90 months resreves.; FICO is higher than guideline minimum UW guides require a FICO score of 791, loan qualified with a FICO score of 700.; Years in Field 25 years in same field.

300788823	6b543445-1a2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/22/2018: Attached for review - Thanks!	03/27/2018: Lender provided condo questionnaire. Exception cleared.
 Reserves are higher than guideline minimum UW guidesr require 13 months reserves, loan qualified with 182.90 months resreves.; FICO is higher than guideline minimum UW guides require a FICO score of 791, loan qualified with a FICO score of 700.; Years in Field 25 years in same field.

300788823	e8b631cd-f48a-4ab9-9df9-9a7098c0edbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such. Additional conditions may apply.		Exception deemed non material with a final grade of a B for all agencies.
 Reserves are higher than guideline minimum UW guidesr require 13 months reserves, loan qualified with 182.90 months resreves.; FICO is higher than guideline minimum UW guides require a FICO score of 791, loan qualified with a FICO score of 700.; Years in Field 25 years in same field.

300788823	53b48e1e-103d-4219-9b71-ef339e2728df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The Estimated Taxes, Insurance & Assessments section on final Loan Estimate indicate that HOA are not  being escrowed. The Estimate Escrow amount  X,XXX  incorrectly includes HOA of $XXX vs actual of $XXX. Provide CD with correct information.
This finding is deemed non-material and rated a X.
 Reserves are higher than guideline minimum UW guidesr require 13 months reserves, loan qualified with 182.90 months resreves.; FICO is higher than guideline minimum UW guides require a FICO score of 791, loan qualified with a FICO score of 700.; Years in Field 25 years in same field.

300788823	fb8af6d8-1a2d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.
03/28/2018: Please re-review. The CU score is less than X.X receiving value relief on AUS findings A desk review wasn’t required as the loan amount was less than $XXXXXXX Thank you! 03/22/2018: Hello - CDA is not required - the collateral risk score is X. Would you please clear? Thanks!

03/29/2018: Lender responded that a CDA is not required due to CU score is less than X.X. The CU score is less than X.X; however, a third party valuation tool such as an AVM or a CDA is required on all appraisals and is missing from the loan file.  Please provide an third party valuation tool such as an AVM or a CDA.  Exception remains. 03/27/2018: Lender responded that a CDA is not required.  A third party valuation tool is required.  Exception remains.05/11/2018: CDA Received, supports appraisal.

 Reserves are higher than guideline minimum UW guidesr require 13 months reserves, loan qualified with 182.90 months resreves.; FICO is higher than guideline minimum UW guides require a FICO score of 791, loan qualified with a FICO score of 700.; Years in Field 25 years in same field.

300788824	45904d76-26c0-46d3-ae25-252e71960186	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		The exception is deemed non-material with a final rating of a 2.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 172.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; CLTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.9%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.35%

300788824	aec512b5-8041-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 172.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 793; CLTV is lower than guideline maximum : UW Guides maximum CLTV of 80%, loan qualified with CLTV of 61.9%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.35%

300788825	cad506a8-71f5-4d2e-9587-67e1e2cd2d53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception deemed non-material with a final rating of a B.
300788825	e9581886-283f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788826	dbd26fe2-733f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns	X years signed and dated personal tax returns with all schedules are required for loan to be qualified as a Qualified Mortgage. Signed returns not provided.		04/18/2018: Invalid finding. Borrower is a wage earner with no commission or rental income. Neither signed tax returns nor tax transcripts are not required per QM or lender guidelines.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.76%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Years in Field Borrower has 16 years in Field

300788826	38f68a25-743f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Tax Transcripts	Tax transcripts are required for loan to be qualified as a Qualified Mortgage. Transcripts not provided.		04/18/2018: Invalid finding. Borrower is a wage earner with no commission or rental income. Neither signed tax returns nor tax transcripts are not required per QM or lender guidelines.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.76%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Years in Field Borrower has 16 years in Field

300788826	be333c2c-d04f-443a-b8ea-9aa47751e01b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		4.13.18 - This finding is deemed not material with a final rating of 2.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.76%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Years in Field Borrower has 16 years in Field

300788826	35209283-5d3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.76%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 794; Years in Field Borrower has 16 years in Field

300788827	1700c867-a641-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Missing LD Appraisal Review as required per guidelines when XX score is greater than X.X; subject XX score is X.X.	05/21/2018: LD review
05/24/2018: Review of XX risk assessment indicates appraisal value was deemed reasonable and supported. Per Lender guides, review appraisal is only required when risk assessment deems that the value is not supported. Condition cleared.  05/22/2018: Lender provided XX Risk Assessment which reflects a XX Risk score of X.  An LD Appraisal Review is required when XX score is greater than X.X.  Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; Years in Field Borrower has 10 years in Field

300788827	419cc314-963f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Additional conditions may apply.
															05/15/2018: CD for prior sale	05/16/2018: Lender provided the ALTA Settlement Statement, which verified the mortgage for departing address on final 1003 has been paid in full. Exception Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; Years in Field Borrower has 10 years in Field

300788827	c1bd24c6-7a4f-415f-be95-7689f3cd9362	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/16/2018: This finding is not material. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; Years in Field Borrower has 10 years in Field

300788827	23a016b3-a641-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The Courier Fee is reflected in section H of the final Closing Disclosure. The borrower shopped for their own title service provider and did not use the provider on the XXXX. The Courier Fee should be listed in section C of the CD.
04/16/2018: This finding is not material under SFIG. Loan will be graded X for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; Years in Field Borrower has 10 years in Field

300788827	c13b3ce6-953f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 757; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.41%; Years in Field Borrower has 10 years in Field

300788828	ff7db045-3f40-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Guidelines require assets to be dated within XXX days prior to the note date. The bank statements are dated XX/XX/XXXX which is greater than XXX days prior to note date.	05/01/2018: Please review	05/02/2018: Lender provided bank statements dated XX/XX/XXXX. Which is within XXX days of note date XX/XX/XXXX. Exception Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33%; Years on Job Borrower has 28 years on job

300788828	ca4e1e0a-1246-44a6-97fb-7eeac597f3a0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/14/2018: This finding is not material. Loan will be graded EV2 for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33%; Years on Job Borrower has 28 years on job

300788828	78270043-e98a-4f39-9015-23b031161ea7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/01/2018: Please review and clear
05/02/2018: Lender provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception Downgraded. Non-material per SFIG guidance. Loan will be graded B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33%; Years on Job Borrower has 28 years on job

300788828	2941e906-273f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.33%; Years on Job Borrower has 28 years on job

300788829	ce82240c-264f-4ca1-894b-f48785afb91a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.
300788829	5be536e6-e488-4392-b46a-45b2dd7a0a5b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure X business days prior to consummation. The initial Closing Disclosure is dated XX/XXX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															04/30/2018: AUDIT LOG	05/01/2018: Lender Provided an eSign Process Summary which confirmed the borrower acknowledged the initial Closing Disclosure dated XX/XX/XXXX and signed XX/XX/XXXX. Exception Cleared.
300788829	b6341708-393f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788830	142b1403-babc-4c1e-b25e-9f959393b97e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/13/2018: Exception is deemed non-material with a final rating of a 2.
300788830	d50b1c2d-533f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the file.		5/10/2018: CDA received, supports appraised value.
300788831	81536c3c-d518-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property B located on the XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
															03/06/2018: LEASE EXTENTION 03/05/2018: Lender provided Lease agreement.	03/06/2018: The Lease Extension was provided. Exception cleared. 03/05/2018: Lender provided lease agreement; However it has expired and not current. Exception remains.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 75 months payment history with no late payments reported ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Years on Job Borrower has 7 years on job

300788831	1d83b6d3-90f7-422c-b356-373113a0dd96	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		02/26/2018: This finding is not material. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 75 months payment history with no late payments reported ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Years on Job Borrower has 7 years on job

300788831	5be34042-7e4e-4644-a543-c42c44aa3e16	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
02/26/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 75 months payment history with no late payments reported ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Years on Job Borrower has 7 years on job

300788831	cb0f3708-021b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	570 – Review Appraisal Missing – Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 80 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.72%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 75 months payment history with no late payments reported ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778; Years on Job Borrower has 7 years on job

300788832	1b40848d-613f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Lenders Guidelines for loan amounts exceeding $X,XXX,XXX.XX requires one full appraisal and a Loan Depot Appraisal Department desk review. The XXXX XXXXX Department desk review was not provided.	05/10/2018: Desk review	05/11/2018: Lender provided appraisal review. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 35.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; Years in Field Borrower has 11 years in Field

300788832	c3445823-1451-4791-a66f-a372a5a73b7a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the file.		4/13/2018: This exception is deemed non-material with a final rating of a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 35.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; Years in Field Borrower has 11 years in Field

300788832	75eb8a30-613f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 35.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786; Years in Field Borrower has 11 years in Field

300788834	7cfc3e4a-c95c-43d4-9397-73c5d5dd0c0b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.20 months reserves; General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%

300788834	8598be1b-b641-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.20 months reserves; General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 756; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%

300788835	6f0487a9-01eb-4c50-a0d1-7a5ffe1302a3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	The required AFBD is missing from the loan file.		Exception deemed non material with a final grade of a B for all agencies.
300788835	c3654846-e76f-4e1f-826e-8f81f06e8208	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	The required Home Loan Toolkit is missing form the loan file.		Finding deemed non-material, loan will be graded a B for all agencies.
300788835	d9a05900-7629-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from the loan file.		05/11/2018: CDA Received, supports appraisal.
300788836	57cd1c84-523f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
Per Appendix Q, verification of the borrower’s businesses B and C on 2016 Schedule E Part II must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
05/15/2018: Per agency guidelines, VOE's can be done after closing. Please escalate to management . Thank you. Also, this income was not used 4/30/2018: VOE
05/17/2018: The employment verification requirement is per the guidelines rather than Appendix Q. Although this is a lender guideline requirement, the businesses reflected losses that were used to deduct the qualifying income, and therefore, the 3rd party verification requirement is not required to be met. Exception cleared. 5/1/2018: VOE in file provided by lender is dated X/XX/XXX after the note date X/X/XXXX. VOE needs to be dated within 30 days prior to note date.  Exception Remains

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.29%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300788836	2a1d5d6e-523f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, verification of the borrower’s businesses B and C on XXXX Schedule E Part II must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.
															4/30/2018: Taxes	5/1/2018: Lender provided executed business returns for most recent two years 2015 & 2016 for both Businesses B & C. Exception Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.29%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300788836	1fb18586-884f-4229-99cb-059e301fd2a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/13/2018: This finding is not material. Loan will be graded EV2 for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.29%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300788836	645ae966-be3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.29%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 768

300788837	0612d485-9d01-40fd-9dcd-f081b9a73b1e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a X for all agencies.
300788837	a8f93e87-ca3f-4f24-8efb-583a4c0ee3d9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure dated XX/XX/XXXX indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the hazard insurance vs. the actual amount of $XXX.XX. The file contained an updated insurance declarations page. The hazard in Insurance was not in escrow.    (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a X for all agencies.
300788837	fa7738cd-cb18-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the file.		4/19/2018: CDA provided supporting original appraised value.
300788839	3930ab93-3f44-4f09-bad5-dfea0beffac0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Non-material per SFIG guidance, loan will be graded a X for all agencies.
300788839	b4214d66-441a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		4/19/18: CDA received supporting original appraised value.
300788840	9dfdff0a-fa1a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX plus extended coverage $XXX,XXX. The loan amount is $X,XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX. A cost estimator from the insurer was not provided. Monthly payment can increase changing the DTI.
															03/01/2018: HAZARD	03/01/2018: Lender provided estimated reconstruction estimator. Exception cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.9 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 20 years in field.

300788840	f39a54b9-c818-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Evidence of unreleased escrow holdbacks	Final CD indicates an escrow hold back for $X,XXX evidence escrow holdback was released is required.	03/02/2018: final settlement 03/01/2018: ESCROW REFUND
03/03/2018: Lender provided final settlement statement from settlement agent indicating there was no escrow holdback and that the borrower was issued a refund of $X,XXX.XX, exception cleared.03/01/2018: Lender provided LOX stating that borrower was refunded $XXXX.XX which $XXXX was for the escrow reserve holdback.  Provide evidence of the refund.  The CD does not reflect the borrower received a refund at closing.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.9 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 20 years in field.

300788840	f3d271e7-b718-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.9 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 20 years in field.

300788840	04363dd8-3e1d-458c-9dcb-c0813c08e729	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $X,XXX.XX .  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
03/06/2018: PROOF OF DELIVERY 03/05/2018: CORRECTED CD & LOX 03/01/2018: ESTIMATED PROJECTED PAYMENTS
03/06/2018: Lender provided proof of CD sent date.  Exception cleared.03/05/2018: Lender provided corrected CD and LOE; however proof of delivery is missing. Exception remains. 03/01/2018: Lender provided XXX stating the estimated escrow figure is pulled from the 1003 which includes a $XX solar contract "other".  The initial escrow disclosure reflects $XXXX.XX which should match the Estimated Escrow amount in the projected payments.  The projected payments reflects an Estimated Escrow of $XXXX.XX which does not match the Initial Escrow Disclosure.  Provide corrected CD, letter of explanation and proof of delivery. Exception remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.9 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 20 years in field.

300788840	6a35ff2e-aee6-4ce3-b47d-0540f8aadd80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as years 1-30  as $XXXX.XX  to  include the amounts of P&I , Estimated Escrow & Estimated Total , the calculated payment amount is Years 1-30 as $ XXXX.XX   The lender used a higher amount for the Estimated Escrow than actual final escrow figures.   Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
03/06/2018: PROOF OF DELIVERY 03/05/2018: CORRECTED CD & LOX 03/01/2018: ESTIMATED TOTAL MONTHLY
03/06/2018: Lender provided proof of CD sent date.  Exception cleared.03/05/2018: Lender provided corrected CD and LOE; however proof of delivery is missing. Exception remains.03/01/2018: Lender provided LOX stating the estimated escrow figure is pulled form the 1003 which included a $XX solar contract "other". The solar payment should be reflected in Estimated Taxes, Insurance & Assessments "other" section.  XXX XXXXXXXXX Escrow should be the actual amount of escrow and should match the XXXXXXX XXXXXX Disclosure.  XXX XXXXXXX XXXXXX XXXXXXXXXX reflects $XXXX.XX which should match the XXXXXXXXX XXXXXX in XXXXXXXXX XXXXXXXX.  Provide corrected CD, letter of explanation and proof of delivery.  Exception remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.9 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 20 years in field.

300788840	d7b0e86c-b718-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order”.		05/11/2018: CDA Received, supports appraisal.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  43.9 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 84 months payment history with no late payments reported; Years in Field Borrower has 20 years in field.

300788841	7e11fd87-2e1a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
Hazard Insurance Shortfall: The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX. The loan amount is $XXX,XXX which leaves a shortage of hazard insurance coverage for $XXX,XXX . A cost estimator from the insurer was not provided
															03/07/2018: cost estimator	03/08/2018: Cost Estimator was provided. Exception cleared.
 Years on Job Borrower has 20 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802

300788841	74071555-2d1a-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing documentation supporting principal and interest payment for REO 2 as shown on the final 1003. Additional conditions may apply	03/07/2018: REO X
03/12/2018: Lender provided a copy of the first payment letter and a CD which reflects the taxes and insurance.  Exception cleared.03/08/2018: A First Payment Letter was provided. To be QM compliant, please provide the verifying documentation for the principal and interest payment. Exception remains.

 Years on Job Borrower has 20 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802

300788841	e3666d05-b3a7-44aa-a763-7505d7a3cd27	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 20 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802

300788841	0d9855d0-b518-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order		05/11/2018: CDA Received, supports appraisal.
 Years on Job Borrower has 20 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.53%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802

300788842	d0be444f-9b41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	04/17/2018: Hello - Transcripts were not required as W-2 Income was used.	04/18/2018: Upon further review, exception cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.08 months reserves; DTI is lower than guideline maximum UW Guides rmaximum DTI of 43.00%, loan qualified with DTI of ; Years on Job Borrower has 11.89  years on the job

300788842	c1b93b7a-45f8-47dc-a55c-85e2ec45221b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception is deemed non-material with a final grade of a “B”.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.08 months reserves; DTI is lower than guideline maximum UW Guides rmaximum DTI of 43.00%, loan qualified with DTI of ; Years on Job Borrower has 11.89  years on the job

300788842	63d8bde6-ad41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided	4/17/2018: Hello - Collateral Risk score was a 2, so a CDA would not be required per guidelines. Thanks!
04/18/2018: Lender responded that a CDA was not required as the Collateral Risk score was a 2; however, a third party valuation as required and was not found in the loan file.  Exception remains. 5/10/2018: CDA received, supports appraised value.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 17.08 months reserves; DTI is lower than guideline maximum UW Guides rmaximum DTI of 43.00%, loan qualified with DTI of ; Years on Job Borrower has 11.89  years on the job

300788843	9d57193d-b552-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
300788844	5fadac50-73a2-49c3-ba9d-3e8af746bbcf	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/08/2018: This finding is deemed non-material and rated an B.
300788844	48cf7242-b752-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file		5/18/2018: CDA received, supports appraised value.5/18/2018: CDA received, supports appraised value.
300788845	357a0b62-9a53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # on the appraisal does not match the title and mortgage.	05/15/2018: the APN and PIN are the same. Attached is directly from the County. Please clear.
05/17/2018: Lender provided the Parcel search that verified the number on the appraisal was the AIN number which is also for the subject property. Exception cleared.  05/16/2018: Lender provided a Residential Parcel Search showing the APN # as XXXXXXXXX.  However, the Assessor’s Parcel # per Appraisal is #XXXXXXXXXXXX; APN per Title in File is #XXXXXXXXX; and APN per Mortgage in File is #XXXXXXXXX.  As a result, the APN # on the appraisal, page #XXX in the main pdf, does not match the title and mortgage.  Requiring the APN #’s to match. Please forward as soon as possible.  Exception Remains.
Years Self Employed Borrower has been self emplyed 7 years ; Full Documentation Full documentation loan ; FICO is higher than guideline minimum Fico score is 816
300788845	ee316754-0e0a-4ac6-9edc-339ca1963b94	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		05/09/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has been self emplyed 7 years ; Full Documentation Full documentation loan ; FICO is higher than guideline minimum Fico score is 816
300788845	d5b74182-a253-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Property taxes in section F of the consummation CD is missing the Payee entity name. Cured with post closing CD.		05/09/18: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has been self emplyed 7 years ; Full Documentation Full documentation loan ; FICO is higher than guideline minimum Fico score is 816
300788845	c4dbf3f9-a153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		5/18/2018: CDA received, supports appraised value.	Years Self Employed Borrower has been self emplyed 7 years ; Full Documentation Full documentation loan ; FICO is higher than guideline minimum Fico score is 816
300788846	fee17f08-3d52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Reserves	X.X mos < X mos required, per lender guidelines. Assets verified of $X,XXX.XX, minus cash to close of $XXX.XX = $X,XXX.XX for reserves which is not sufficient for the subject.		05/17/2018: Loan AUS approved. AUS did not have reserve requirement. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Primary Residence Borrower has resided in subject for 22 years

300788846	441ab472-3c52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.01%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 724; Years in Primary Residence Borrower has resided in subject for 22 years

300788847	5e50e952-a057-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	CDA missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
300788848	fc4f5d26-6880-4af1-8e32-acea37cbbb9e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/07/2018: This finding is deemed non-material and rated an B.
300788848	e4c61799-2af6-406c-bce0-7c0fb4318486	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is not acknowledged. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															05/16/2018: ICD dtd X/XX bwr one time econsent X/XX. Consummation CD dtd X/XX. allowable 3 days	05/17/2018: Lender provided disclosure tracker which reflected the borrower's received date of the initial CD. Exception cleared.
300788848	e2d00b23-ae96-4f3c-b919-973afeb7a80e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure.		05/07/2018: This finding is deemed non-material and rated an B.
300788848	900bf764-3f52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.	05/16/2018: appraisal review attached	05/17/2018: Lender provided a Certificate of Appraiser Independence; however, did not provide an actual appraisal review. Exception remains.5/18/2018: CDA received, supports appraised value.
300788849	496c301d-1e52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.10%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 74.50 months reserves; Years in Primary Residence Borrower has resided in subject for 11 years

300788850	765aa201-02c5-459f-9e95-0b920fe548b8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		5/9/2018: exception is deemed non-material with a final rating of a “2”
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 154.30 months reserves; Years on Job Borrower has 25 years on job; Full Documentation Full Documentation Loan

300788850	13c1252d-b833-4893-a69e-3efda4323baf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE dated XX/XX/XXXX reflects a lender credit in the amount of $XX,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.
5/9/2018: exception is deemed non-material with a final rating of a “2”
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 154.30 months reserves; Years on Job Borrower has 25 years on job; Full Documentation Full Documentation Loan

300788850	352aafab-b153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/18/2018: CDA received, supports appraised value.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 154.30 months reserves; Years on Job Borrower has 25 years on job; Full Documentation Full Documentation Loan

300788851	8a20bf07-8f57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title	Copy of Title not provided	05/15/2018: PRELIM	05/16/2018: Lender provided copy of title commitment. Exception Cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	8b7f9a25-8f57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided	05/15/2018: APPRAISAL	05/16/2018: Lender provided full copy of appraisal. Exception Cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	ac7d2081-8f57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	AUS provided in the file requires asset verification of $XXX,XXX and only $XX,XXX is provided. Short $XXX.XXX.	05/15/2018: BANK STATEMENT	05/16/2018: Lender provided a bank statement, period ending XX/XX/XXXX, showing the closing balance of #XXX,XXX.XX. Exception Cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	0be24033-8f57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Invalid AUS
AUS provided in the file requires the 2nd party to the loan provide pay stub and most recent year W2, however all documentation provided in the file is for self employed and reflect ownership of > 25%.
															05/18/2018: AUS	05/21/2018: Lender provided updated AUS. Exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	2b76b754-8e57-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool Supporting Documentation	Fraud Tool provided in the file reflect Borrower and Loan Officer on the watch list for HUS GSA. Evidence the Lender addressed this alert was not provided.	05/15/2018: EVIDENCE PROVIDED THE ALERT	05/16/2018: Lender provided evidence of alert showing Borrower and Loan Officer cleared. Exception Cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	2bf4b43f-9157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		This finding is deemed non-material and rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	50f35aa7-9157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided		This finding is deemed non-material and rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	6bc2e758-9157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Special information booklet.		This finding is deemed non-material and rated a B for all agencies
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	f1a6e5c9-9057-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	05/18/2018: lock agreement	05/21/2018: Lender provided rate lock agreement. Exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	2bd4bc84-9157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		This finding is deemed non-material and rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	3a83a45a-9057-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file with a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for). No Cure - Missing document not provided.		This finding is deemed non-material and rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	3c5d8109-2206-47ef-9bce-0281a3d2fe4d	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title -fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services. All the title service provider fees should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
05/16/2018: Exception added as result of receiving Final Closing Disclosure. This finding is deemed non-material and rated a B for all agencies.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	97d4c6a9-4559-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Wire Transfer Fee in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of expiation to the Borrower.		05/16/2018: Exception added as result of receiving Final and Post Closing Disclosure. Post CD in file provided by lender cured this finding.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	ff7beb70-ad17-4cf4-9154-b7b65fd12ae9	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial and Final CD is missing from the loan file. No Cure - Missing document not provided.	05/15/2018: CD'S	05/16/2018: Lender provided copies of initial and final CD. Exception cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	52f4610c-cf6c-4d98-bff6-742166f34788	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Initial LE is missing from the loan file. No Cure - Missing document not provided.	05/15/2018: LE's	05/16/2018: Lender provided disclosure tracking and initial LE. Exception Cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788851	0c5b8b05-9057-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
 FICO is higher than guideline minimum UW guides require a FICO score of 680, loan qualified with a FICO score of 763.; Years on Job 10 years on job.; Reserves are higher than guideline minimum UW guide do not require reserves, loan qualified with 5.40 months reserves.

300788852	ea7f53fb-8d9d-4f77-b6d8-9c617235b52e	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		05/09/2018: Exception deemed non-material and graded B for all agencies.
300788852	bee7622c-dd53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months HOA dues were collected. Under 1026.XX(g)(X)(i)-(iv) and 1026.XX(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Provide re-disclosed CD and letter of explanation.
05/09/2018: Exception deemed non-material and graded B for all agencies.
300788852	a97603be-da53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines.5/14 - CDA not required due to CU score.
300788853	c4a35eaf-bb0d-4ec7-b234-bd47c52a16cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		04/11/2018: Exception deemed non-material and graded a B for all agencies.
300788853	52a4b0e3-9b3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraised value.
300788854	ae505b9a-d43d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		5-10-18: CDA received, supports appraised value.
300788855	d74e5db0-023d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Property Taxes	Evidence of property taxes for property #2 on the final application not provided.	04/25/2018: Secured tax bill for property #2. Thank you	04/26/2018: Lender provided evidence of property taxes for property #2. Exception cleared.
 Years in Primary Residence Borrower has 18 years in primary residence; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 17.6 months reserves

300788855	66657a63-033d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property# 2 and the $XXX Other fee listed on the final loan application.
05/21/2018: the 2nd property on the REO section is in the same apartment complex as the subject property. HOA dues are $XXX (refer to the appraisal in the file for the subject property). Taxes $XXX.XX, HOI $XX.XX + = XXXX.XX, The additional $XXX is a typo on the 1008.

 05/22/2018: Lender responded that property X is in the same complex as the subject property and has the same HOA dues and the additional $XXX was an error on the 1003. Audit verified the property is in the same complex as property 2.  Exception cleared.

 Years in Primary Residence Borrower has 18 years in primary residence; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 17.6 months reserves

300788855	a45ef1fe-8e3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the file		5/10/2018: CDA received, supports appraised value.
 Years in Primary Residence Borrower has 18 years in primary residence; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 783; Reserves are higher than guideline minimum UW Guides require 6 months' reserves, loan qualified with 17.6 months reserves

300788856	7767ed95-b652-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Acknowledged	B	B(w)	B	B	B	Property	570 - Review Appraisal Missing	A CDA report was not provided.		06/06/2018: CDA not required per Lender guidelines when CU < 2.5. Condition has been accepted and waived based on Lender guidelines. 5/14 - CDA not required due to CU score.
300788857	596cfd20-786c-4c36-849f-25361ea56b74	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for General Information section not present in C.D.	The final CD reflects incorrect data under the Closing Information section for the field titled Disbursement Date. Cure provided on post consummation CD.		04/15/2018: This finding is not material under SFIG. Loan will be graded XX for all agencies
300788857	6d60ad42-e426-44e7-903d-8ddd6a21823b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure Total Closing Costs as $X,XXX and Cash to Close as $X,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates amounts of $X,XXX and $X,XXX, respectively.
04/15/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
300788857	c69cfd32-ec3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788859	bc88a35b-ef40-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Missing LD Appraisal Review as required per guidelines when CU score is greater than 2.5; subject CU score is 4.2.	04/27/2018: re uploading the appraisal document 04/25/2018: review uploaded
04/27/2018: The complete LD Master Checklist - Appraisal Department's Appraisal review was provided. Exception Cleared.04/25/2018: The LD Master Checklist - Appraisal Department's Appraisal review was provided; however, the comments were cut-off. Please provide the entire review. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves

300788859	339dafef-45d8-4e41-9698-7fa39d1ef593	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		04/15/2018: This finding is not material. Loan will be graded XXX for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves

300788859	eebe3525-5d5c-47e7-a181-4c215c6a7df5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects an Appraisal Fee of $XXX.XX with no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Fee of $X,XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
05/17/2018: upload refund to borrower documents05/15/2018: COC X/X 05/10/2018: COC for $XXX-$XXX 04/26/2018: uploaded the change of circumstance
05/18/2018: The Lender provided the LOX, evidence of refund, proof of delivery, and a corrected CD. Exception downgraded to B grade for all agencies. 05/16/2018: Lender provided a copy of COC which reflects the appraisal price change but doesn't give a reason why the price changed. The reason given on page 1 is rate lock. This is not a valid reason for appraisal fee increase. Exception remains.05/10/2018: Lender provide a copy of a COC form; however, it does not reflect a valid change of circumstance.  Exception remains.04/26/2018: Lender provided COC form indicating The Appraisal Fee increased to $X,XXX.XX from previously disclosed Appraisal Fee of $XXX.XX however, the form does not explain a valid COC confirming the reason the appraisal fee increased from $XXX.XX on the Initial LE to $X,XXX.XX on the Final CD. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Exception remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves

300788859	0d12b49d-ef40-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The Estimated Taxes, Insurance & Assessments section reflects Property Taxes and Homeowner’s Insurance as being escrowed, however, Section G only reflects Homeowner's Insurance as escrowed.		04/15/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves

300788859	7b31c386-563e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal value.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.03%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves

300788860	c9a271b7-5e3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/10/2018: CDA Received, supports appraisal.
300788861	b921de95-af41-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
The Recording fee was disclosed on LE as $XXX.XX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance.  A tolerance cure of $XXX.XX is required. No evidence of tolerance cure provided in file.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															04/26/2018: proof of tolerance cure Tolerance cure	04/26/2018: Lender provided copy of refund check, letter of explanation, revised CD and proof of delivery to the borrower. Non-Material per SFIG guidance. Loan will be graded a B for all agencies.
300788861	dd2116fa-5f3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the file.		5-10-2018: CDA received, supports appraised value.
300788862	846c1e28-505a-4ea2-98a1-6049b08c271d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		04/13/2017: Exception deemed non-material and graded a B for all agencies.
300788862	a924dc7c-2d3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Payee for the Mortgage Recording Fee was not disclosed in Section E of the final Closing Disclosure as required. Provide corrected CD and LOE to the Borrower.		04/13/2017: Exception deemed non-material and graded a B for all agencies.
300788862	995ddd11-2d3f-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788863	4ffb2b9b-14c8-4418-836e-4605e0bafc80	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		04/16/2018: This finding is not material. Loan will be graded XXX for all agencies
300788863	85e88c0b-a7cd-4dbe-81a7-df599b0764db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Information required for CD 'Loan Disclosures' section not completed, or completed in error
The final CD is completed in error for required data under the Loan Disclosures section for the field titled Escrow Account. The Estimated Property Costs over Year 1 reflects $XX,XXX.XX vs. the actual of $XX,XXX.XX. Provide re-disclosed CD and letter of explanation.
04/23/2018: Initial CD
04/27/2018: Lender guidelines does not mandate that the borrower obtain earthquake insurance. Projected payment accurate. Condition cleared. 04/24/2018: The Initial CD was provided, which reflect $XX,XXX.XX as the No Escrow Estimated Property Costs over Year 1; however, when including the earthquake insurance of $XXX.XX per month, the No Escrow Estimated Property Costs over Year X should be reflected as $XX,XXX.XX. Please provide a re-disclosed CD and letter of explanation to cure. Exception remains.

300788863	db10a0e0-552a-4927-bdb0-acb0c6fceea9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
Missing evidence of vested owner receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and when factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
04/25/2018: see attached for both borrowers. 04/23/2018: Initial CD
04/26/2018: Lender provided CD signed by both vested borrowers. Exception cleared.04/24/2018: The signed Initial CD was provided; however, acknowledgement was only from the vested Borrower. Please provide an Initial CD acknowledged by the other party with vested interest since this is a refinance transaction. Exception remains.

300788863	8a3e9c15-d2a9-46f6-ba88-018dbb0afda0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include the Earthquake Insurance of $XXX.XX. (NOT IN ESCROW)
04/16/2018: This finding is not material under SFIG. Loan will be graded XXX for all agencies
300788863	5533bace-dc3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		5/10/2018: CDA received, supports appraised value.
300788864	0836937d-14ac-400d-839a-bf93e5caeb92	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed		04/11/2018: Exception deemed non-material and graded B for all agencies
300788864	d3f749c4-7b3d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool is missing from the file		5/10/2018: CDA received, supports appraised value.
300788865	6215b008-19fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	03/08/2018: copy of final hud from the sale of property 02/15/2018: copy of final hud from the sale 01/25/2018: attaching rate lock and final HUD-1 from sale
03/12/2018: Lender provided copy of final HUD1 from sale of property.  Exception cleared.02/16/2018: Lender provided copy of final settlement statement for subject transaction.  Final HUD1 for sale of previous property still needed.  Exception remains.01/26/2018: Lender provided Estimated HUD. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.09; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.78%

300788865	b10b2713-169d-4953-8df8-7e0dc2fb65c8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.09; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.78%

300788865	453a4323-19fd-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.	01/30/2018: Copy of the rate lock 01/25/2018: Attaching Rate Lock and Final HUD1 from sale 01/30/2018: copy of the rate lock
02/01/2018: Lender provided rate lock date, condition cleared.01/26/2018: Lender provided Floating Rate Lock Agreement. Condition remains.02/01/2018: Lender provide rate lock agreement. Exception cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.09; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.78%

300788865	4211c8a6-8b07-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	A valid Change of Circumstance occurred on XX/XX/XXXX, the interest rate was locked. A corresponding LE dated within 3 days was not found in the loan file.
03/01/2018: TRID rules state, if the lender fees on the loan do not change when the rate is locked then there is not re-disclosure requirement. The rate was locked on XX/XX, but the fees did not change from the first LE that was sent out, so there was no need to send out an updated LE. Please clear as compliance has reviewed this and provided their guidance. 02/28/2018: upload initial LE 02/26/2018: Copy of COC and LE to show it's lock 02/08/2018: copy of COC

03/02/2018: Upon further review, Exception cleared.03/01/2018: Lender provided LE dated XX/XX/XXXX; however, it does not reflect the rate was locked, Please provide LE dated XX/XX/XXXX that reflects the rate was locked.  Exception remains.02/27/2018: Lender provided copy of LE dated 12/05/2017 and LE dated 11/17/2017.  The rate was locked on 11/09/2017, need LE dated with in 3 days of rate lock.  Exception remains.02/12/2018: Lender provided the LE dated 11/09/2018; however, the rate was not locked on this LE, still need the LE dated with in 3 days of the valid change of circumstance - rate lock date of 11/09/2018.  Exception remains.02/01/2018: Exception added as a result of receiving rate lock date.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.09; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.78%

300788865	80402cee-bbfb-e711-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018L CDA received.	02/09/2018: CDA Received, supports appraised value, exception cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.09; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 58.78%

300788866	8860e642-7a00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification	A self-employment verification within 31 days prior to the note date as required by lender's guidelines was not provided for borrower.	02/08/2018: LOE from CPA and XXXXXXXXXX pulled on XX/XX, Note date XX/X	02/12/2018: Lender provided CPA Letter dated XX/XX/XXXX and XXXXX XXXXX report dated XX/XX/XXXX verifying borrower's self-employment, exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves

300788866	713d406d-7900-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at or before closing closing. Executed 4506-T at or before closing not provided for borrower self-employed business.	03/14/2018: Attached is the 4506-T signed for the business. 01/31/2018: 4506
03/15/2018: The singed business 4506-T was provided. Exception cleared.  02/02/2018: Lender provided 4506T for personal tax returns; however, did not provide 4506T for borrower's business.  Exception remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves

300788866	4032900c-7b00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD P&L Statement for self employment business on tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
															01/31/2018: p and l	02/02/2018: Lender provided YTD P&L. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves

300788866	2663fbf9-7900-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing K-1	Missing K1 for year XXXX	01/31/2018: K1s	02/02/2018: Lender provided XXXX K1. Exception cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves

300788866	0afd7550-14b9-4324-b24b-fea78c173991	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for qualified mortgage due to missing income documentation.	12/08/2018: LOE from CPA and XXXXXXXXXX PULLED ON XX/XX, NOTE DATE XX/X	12/08/2018: Changed to clear as finding is in Credit Rating tab.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves

300788866	1fb999d5-7700-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file	02/08/2018: CDA received.	02/09/2018: CDA Received, supports appraised value, exception cleared.05/11/2018: CDA Received, supports appraisal.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves

300788866	9d57d82d-6d00-e811-a68d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		2/23/18: Updated FEMA Program Selection. Inspection not required.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 729; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 20months reserves